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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05371

Russell Investment Funds

(Exact name of registrant as specified in charter)

909 A Street, Tacoma Washington 98402

(Address of principal executive offices) (Zip code)

Greg J. Lyons, Secretary and Chief Legal Officer

Russell Investment Funds

909 A Street

Tacoma, Washington 98402

253-439-2406

(Name and address of agent for service)

Registrant’s telephone number, including area code: 253-572-9500

Date of fiscal year end: December 31

Date of reporting period: January 1, 2009 – March 31, 2009

Item 1.	Schedule of Investments

2009 QUARTERLY REPORT

Russell Investment Funds

MARCH 31, 2009

FUND

Multi-Style Equity Fund

Aggressive Equity Fund

Non-U.S. Fund

Core Bond Fund

Real Estate Securities Fund

Russell Investment Funds

Russell Investment Funds is a series investment company with nine different investment portfolios referred to as Funds. This Quarterly Report reports on five of these Funds.

Russell Investment Funds

Quarterly Report

March 31, 2009 (Unaudited)

Russell Investment Funds

Copyright © Russell Investments 2009. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities products and services offered through Russell Financial Services, Inc. (effective June 2, 2008, the name changed from Russell Fund Distributors, Inc.), member FINRA, part of Russell Investments.

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments — March 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 92.0%
Auto and Transportation - 1.5%
Alaska Air Group, Inc. (Æ)	4,200	74
Autoliv, Inc. (Ñ)	6,700	124
Con-way, Inc.	6,000	108
CSX Corp.	66,550	1,720
Delta Air Lines, Inc. (Æ)	70,714	398
JetBlue Airways Corp. (Æ)	8,200	30
Skywest, Inc.	5,300	66
Toyota Motor Corp. - ADR (Ñ)	2,100	133
TRW Automotive Holdings Corp. (Æ)(Ñ)	11,300	36
Union Pacific Corp.	22,510	925
United Parcel Service, Inc.Class B	5,800	286
UTI Worldwide, Inc.	1,800	22

		3,922

Consumer Discretionary - 12.8%
Accenture, Ltd. Class A	18,400	506
Activision Blizzard, Inc. (Æ)	67,720	708
Amazon.com, Inc. (Æ)(Ñ)	22,000	1,616
American Eagle Outfitters, Inc.	48,500	594
AnnTaylor Stores Corp. (Æ)(Ñ)	8,400	44
Apollo Group, Inc. Class A (Æ)(Ñ)	7,700	603
AutoZone, Inc. (Æ)(Ñ)	2,200	358
Avon Products, Inc.	21,600	415
BCE, Inc.	28,650	570
Best Buy Co., Inc. (Ñ)	27,000	1,025
BJ’s Wholesale Club, Inc. (Æ)(Ñ)	4,300	138
Black & Decker Corp. (Ñ)	8,900	281
Brinker International, Inc.	25,600	387
Callaway Golf Co.	4,900	35
CBS Corp. Class B (Ñ)	88,700	341
Choice Hotels International, Inc. (Ñ)	2,100	54
Clear Channel Outdoor Holdings, Inc. Class A (Æ)	84,978	312
Costco Wholesale Corp.	24,000	1,112
Darden Restaurants, Inc. (Ñ)	7,350	252
DIRECTV Group, Inc. (The) (Æ)	8,417	192
Dollar Tree, Inc. (Æ)	7,300	325
Electronic Arts, Inc. (Æ)	39,200	713
Foot Locker, Inc.	13,700	144
Gannett Co., Inc. (Ñ)	31,200	69
Guess?, Inc.	12,180	257
Jarden Corp. (Æ)(Ñ)	4,700	59
JC Penney Co., Inc.	29,600	594
Jones Apparel Group, Inc.	11,400	48
Kohl’s Corp. (Æ)	22,364	946
Las Vegas Sands Corp. (Æ)	3,446	10
Limited Brands, Inc.	66,100	575
Liz Claiborne, Inc.	6,700	16
Lowe’s Cos., Inc.	103,900	1,896
Macy’s, Inc.	51,100	455
Manpower, Inc.	6,600	208
McDonald’s Corp.	52,948	2,889
McGraw-Hill Cos., Inc. (The)	9,800	224
MPS Group, Inc. (Æ)	6,500	39
Newell Rubbermaid, Inc.	60,400	385

	Principal Amount ($) or Shares	Market Value $
Nike, Inc. Class B (Ñ)	57,143	2,679
Nu Skin Enterprises, Inc. Class A	1,900	20
OfficeMax, Inc. (Ñ)	12,700	40
priceline.com, Inc. (Æ)(Ñ)	3,600	284
Robert Half International, Inc. (Ñ)	12,500	223
RR Donnelley & Sons Co. (Ñ)	41,200	302
Staples, Inc.	17,900	324
Starwood Hotels & Resorts Worldwide, Inc. (Ñ)(ö)	26,400	335
Target Corp.	37,950	1,305
Tiffany & Co. (Ñ)	17,000	366
United Stationers, Inc. (Æ)	2,200	62
VF Corp.	4,500	257
Viacom, Inc. Class B (Æ)	66,800	1,161
Wal-Mart Stores, Inc.	109,171	5,688
Walt Disney Co. (The)	24,700	448
WESCO International, Inc. (Æ)	3,400	62
Williams-Sonoma, Inc. (Ñ)	50,600	510
Wyndham Worldwide Corp.	13,200	55
Wynn Resorts, Ltd. (Æ)(Ñ)	6,550	131
Yum! Brands, Inc.	13,800	379

		34,026

Consumer Staples - 6.7%
Casey’s General Stores, Inc.	2,500	67
Clorox Co.	5,480	282
Coca-Cola Co. (The)	119,899	5,270
Coca-Cola Enterprises, Inc.	15,200	201
Colgate-Palmolive Co.	20,800	1,227
ConAgra Foods, Inc.	8,800	148
General Mills, Inc.	11,675	582
Hansen Natural Corp. (Æ)(Ñ)	8,700	313
Hershey Co. (The) (Ñ)	12,000	417
Hormel Foods Corp.	4,600	146
JM Smucker Co. (The)	424	16
Kroger Co. (The)	11,200	238
Lorillard, Inc.	6,600	407
Molson Coors Brewing Co. Class B	15,300	524
NBTY, Inc. (Æ)	1,500	21
Pepsi Bottling Group, Inc. (Ñ)	20,600	456
PepsiCo, Inc.	89,099	4,587
Procter & Gamble Co.	32,540	1,532
Safeway, Inc.	11,900	240
Sara Lee Corp.	29,000	234
SUPERVALU, Inc.	13,800	197
Sysco Corp.	9,300	212
Tyson Foods, Inc. Class A (Ñ)	16,800	158
Walgreen Co.	6,300	164
Whole Foods Market, Inc. (Ñ)	7,070	119

		17,758

Financial Services - 12.5%
ACE, Ltd.	28,800	1,164
Allied World Assurance Co. Holdings, Ltd.	2,400	91
Allstate Corp. (The)	11,700	224
Annaly Capital Management, Inc. (ö)	47,400	657
Anworth Mortgage Asset Corp. (ö)	2,000	12

Multi-Style Equity Fund	3

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments, continued — March 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Apollo Investment Corp.	10,300	36
Arch Capital Group, Ltd. (Æ)	2,200	118
Arthur J Gallagher & Co.	7,100	121
Axis Capital Holdings, Ltd.	6,800	153
Bank of America Corp.	85,600	584
Bank of Hawaii Corp. (Ñ)	5,200	171
Bank of New York Mellon Corp. (The)	97,341	2,750
BioMed Realty Trust, Inc. (ö)(Ñ)	5,400	37
BlackRock, Inc. Class A (Ñ)	1,850	241
Brandywine Realty Trust (ö)	11,300	32
Brown & Brown, Inc.	1,000	19
Camden Property Trust (ö)(Ñ)	5,900	127
Capstead Mortgage Corp. (ö)	6,600	71
Cash America International, Inc.	2,700	42
Charles Schwab Corp. (The)	98,700	1,530
Commerce Bancshares, Inc.	3,360	122
Cullen/Frost Bankers, Inc. (Ñ)	4,300	202
DCT Industrial Trust, Inc. (ö)	22,900	73
Deluxe Corp.	5,300	51
Developers Diversified Realty Corp. (ö)(Ñ)	4,500	10
Discover Financial Services	28,900	182
Employers Holdings, Inc.	2,300	22
Extra Space Storage, Inc. (ö)(Ñ)	9,900	55
Fifth Third Bancorp (Ñ)	22,700	66
First Horizon National Corp. (Ñ)	14,845	159
Goldman Sachs Group, Inc. (The)	15,506	1,644
Hartford Financial Services Group, Inc. (Ñ)	2,500	20
Hospitality Properties Trust (ö)(Ñ)	14,400	173
Host Hotels & Resorts, Inc. (ö)(Ñ)	46,600	183
HRPT Properties Trust (ö)(Ñ)	30,700	98
Hudson City Bancorp, Inc.	17,700	207
Inland Real Estate Corp. (ö)	3,800	27
JPMorgan Chase & Co.	200,909	5,340
Keycorp	79,900	629
Liberty Property Trust (ö)	7,000	133
Lincoln National Corp. (Ñ)	9,600	64
Mack-Cali Realty Corp. (ö)(Ñ)	7,600	151
Mastercard, Inc. Class A (Ñ)	7,000	1,172
Mercury General Corp.	16,500	490
MetLife, Inc.	16,933	386
Morgan Stanley (Ñ)	101,750	2,317
National Penn Bancshares, Inc. (Ñ)	8,000	66
Northern Trust Corp.	5,210	312
Odyssey Re Holdings Corp.	2,700	102
PartnerRe, Ltd. - ADR (Ñ)	4,100	254
PNC Financial Services Group, Inc. (Ñ)	48,505	1,421
ProLogis (ö)(Ñ)	17,400	113
Prosperity Bancshares, Inc. (Ñ)	2,200	60
Prudential Financial, Inc.	21,200	403
Regions Financial Corp. (Ñ)	58,400	249
State Street Corp.	2,000	62
SunTrust Banks, Inc.	45,300	532
Synovus Financial Corp. (Ñ)	30,900	100
T Rowe Price Group, Inc. (Ñ)	26,760	772
Travelers Cos., Inc. (The)	27,200	1,105
UDR, Inc. (ö)(Ñ)	11,672	100
United Rentals, Inc. (Æ)(Ñ)	6,114	26

	Principal Amount ($) or Shares	Market Value $
Visa, Inc. New (Ñ)	49,460	2,750
Wells Fargo & Co.	144,873	2,063
Wilmington Trust Corp.	25,400	246
WR Berkley Corp.	10,200	230

		33,122

Health Care - 16.2%
Abbott Laboratories	57,077	2,723
Aetna, Inc.	18,000	438
Alexion Pharmaceuticals, Inc. (Æ)(Ñ)	11,440	431
Allergan, Inc.	23,530	1,124
AMERIGROUP Corp. Class A (Æ)	5,300	146
AmerisourceBergen Corp. Class A	5,700	186
Amgen, Inc. (Æ)	14,500	718
Baxter International, Inc.	19,800	1,014
Becton Dickinson and Co.	7,900	531
Boston Scientific Corp. (Æ)	48,400	385
Bristol-Myers Squibb Co.	44,900	984
Cardinal Health, Inc.	3,800	120
Celgene Corp. (Æ)	5,060	225
Centene Corp. (Æ)	1,900	34
Cephalon, Inc. (Æ)(Ñ)	6,600	449
Coventry Health Care, Inc. (Æ)	6,100	79
Covidien, Ltd.	36,900	1,226
CVS Caremark Corp.	152,355	4,188
Eli Lilly & Co.	11,900	398
Express Scripts, Inc. Class A (Æ)	3,750	173
Forest Laboratories, Inc. (Æ)	13,400	294
Gilead Sciences, Inc. (Æ)	76,445	3,541
Healthspring, Inc. (Æ)	2,800	23
Intuitive Surgical, Inc. (Æ)(Ñ)	4,140	395
Johnson & Johnson	34,150	1,796
Kindred Healthcare, Inc. (Æ)	3,400	51
King Pharmaceuticals, Inc. (Æ)	21,200	150
Laboratory Corp. of America Holdings (Æ)(Ñ)	7,500	439
Life Technologies Corp. (Æ)(Ñ)	23,500	763
Magellan Health Services, Inc. (Æ)	3,900	142
Merck & Co., Inc.	55,228	1,477
Mylan, Inc. (Æ)(Ñ)	76,500	1,026
Myriad Genetics, Inc. (Æ)(Ñ)	12,200	555
Novartis AG - ADR	33,350	1,262
Par Pharmaceutical Cos., Inc. (Æ)	3,500	33
Pfizer, Inc.	183,700	2,502
Roche Holding AG - ADR (Æ)	6,620	228
Schering-Plough Corp.	214,797	5,058
St. Jude Medical, Inc. (Æ)	36,694	1,333
Stericycle, Inc. (Æ)(Ñ)	7,880	376
Stryker Corp.	25,400	865
Thermo Fisher Scientific, Inc. (Æ)	35,600	1,270
WellPoint, Inc. (Æ)	12,157	462
Wyeth	80,765	3,476

		43,089

Integrated Oils - 5.3%
BP PLC - ADR (Ñ)	6,500	261
Chevron Corp.	20,400	1,372

4	Multi-Style Equity Fund

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments, continued — March 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

ConocoPhillips	19,100	748
Exxon Mobil Corp.	48,048	3,272
Hess Corp.	21,522	1,166
Marathon Oil Corp.	93,845	2,467
Occidental Petroleum Corp.	65,605	3,651
Petroleo Brasileiro SA - ADR	8,110	247
Total SA - ADR	21,300	1,045

		14,229

Materials and Processing - 6.6%
Air Products & Chemicals, Inc.	21,100	1,187
Alcoa, Inc.	50,800	373
Archer-Daniels-Midland Co.	12,210	339
Ashland, Inc.	39,217	405
Avery Dennison Corp.	17,900	400
BHP Billiton, Ltd. - ADR	5,150	230
Cabot Corp.	24,700	260
Celanese Corp. Class A	44,400	594
Cytec Industries, Inc.	5,300	80
Domtar Corp. (Æ)	39,000	37
Dow Chemical Co. (The)	34,600	292
EI Du Pont de Nemours & Co.	75,450	1,685
Fluor Corp. (Ñ)	32,000	1,106
Freeport-McMoRan Copper & Gold, Inc.	11,770	448
International Paper Co. (Ñ)	21,700	153
KBR, Inc.	6,400	88
Lubrizol Corp.	13,300	452
Masco Corp.	30,900	216
Monsanto Co.	35,262	2,930
Newmont Mining Corp.	53,294	2,385
Olin Corp.	4,700	67
OM Group, Inc. (Æ)(Ñ)	4,000	77
Pactiv Corp. (Æ)	14,000	204
Perini Corp. (Æ)(Ñ)	4,800	59
Potash Corp. of Saskatchewan, Inc.	3,310	267
PPG Industries, Inc.	9,700	358
Precision Castparts Corp.	11,300	677
Quanta Services, Inc. (Æ)	17,100	367
RPM International, Inc.	32,350	412
Sealed Air Corp.	39,000	538
Timken Co.	24,000	335
Vulcan Materials Co. (Ñ)	12,300	545

		17,566

Miscellaneous - 1.5%
Berkshire Hathaway, Inc. Class B (Æ)	114	321
Fortune Brands, Inc.	9,400	231
General Electric Co.	99,700	1,008
Honeywell International, Inc.	64,400	1,794
Johnson Controls, Inc.	26,400	317
SPX Corp.	4,800	226

		3,897

Other Energy - 4.7%
Anadarko Petroleum Corp.	22,700	883
Apache Corp.	10,500	673

	Principal Amount ($) or Shares	Market Value $
Baker Hughes, Inc.	40,100	1,145
BJ Services Co.	10,900	108
Cameron International Corp. (Æ)	46,540	1,021
Chesapeake Energy Corp.	25,400	433
Devon Energy Corp. (Ñ)	26,935	1,204
EOG Resources, Inc.	3,700	203
Halliburton Co.	39,600	613
Key Energy Services, Inc. (Æ)	13,200	38
Mariner Energy, Inc. (Æ)(Ñ)	12,000	93
Oil States International, Inc. (Æ)	6,000	80
Patterson-UTI Energy, Inc. (Ñ)	10,300	92
Peabody Energy Corp.	10,290	258
Rowan Cos., Inc. (Ñ)	7,900	95
Schlumberger, Ltd.	32,200	1,308
Southwestern Energy Co. (Æ)	6,560	195
St. Mary Land & Exploration Co. (Ñ)	3,500	46
Sunoco, Inc. (Ñ)	10,800	286
Swift Energy Co. (Æ)(Ñ)	1,300	9
Transocean, Ltd. (Æ)	23,170	1,363
Unit Corp. (Æ)(Ñ)	1,200	25
Valero Energy Corp.	12,600	225
Weatherford International, Ltd. (Æ)	20,570	228
Williams Cos., Inc. (The)	42,000	478
XTO Energy, Inc.	42,942	1,315

		12,417

Producer Durables - 4.7%
American Tower Corp. Class A (Æ)	21,330	649
AO Smith Corp.	2,500	63
Applied Materials, Inc. (Ñ)	164,846	1,772
Belden, Inc.	4,200	53
Deere & Co.	12,700	417
Emerson Electric Co.	21,900	626
Gardner Denver, Inc. (Æ)	3,400	74
Herman Miller, Inc.	5,300	56
Ingersoll-Rand Co., Ltd. Class A	26,900	371
Lam Research Corp. (Æ)(Ñ)	16,780	382
Lexmark International, Inc. Class A (Æ)	6,600	111
Lockheed Martin Corp.	46,562	3,214
Nokia Corp. - ADR	36,800	429
Northrop Grumman Corp.	14,300	624
NVR, Inc. (Æ)(Ñ)	920	394
Parker Hannifin Corp.	7,050	240
Pitney Bowes, Inc.	18,500	432
Pulte Homes, Inc. (Ñ)	27,140	297
Raytheon Co.	14,600	568
Steelcase, Inc. Class A	6,900	35
SunPower Corp. (Æ)(Ñ)	26,161	518
Tyco International, Ltd. (Æ)	32,500	636
United Technologies Corp.	16,100	692

		12,653

Technology - 17.4%
ADC Telecommunications, Inc. (Æ)(Ñ)	3,600	16
Adobe Systems, Inc. (Æ)	8,850	189
Amphenol Corp. Class A	57,804	1,647
Apple, Inc. (Æ)(Ñ)	45,131	4,744

Multi-Style Equity Fund	5

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments, continued — March 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

ASML Holding NV (Ñ)	14,780	259
Avnet, Inc. (Æ)	3,000	53
BMC Software, Inc. (Æ)	6,880	227
Broadcom Corp. Class A (Æ)(Ñ)	51,340	1,026
Cisco Systems, Inc. (Æ)	223,322	3,745
Computer Sciences Corp. (Æ)	3,000	111
Corning, Inc.	72,100	957
Dell, Inc. (Æ)	37,400	355
EMC Corp. (Æ)	39,000	445
Emulex Corp. (Æ)	3,000	15
F5 Networks, Inc. (Æ)(Ñ)	9,460	198
First Solar, Inc. (Æ)(Ñ)	5,580	740
Garmin, Ltd. (Ñ)	27,200	577
Google, Inc. Class A (Æ)	13,504	4,700
Hewlett-Packard Co.	148,468	4,760
Ingram Micro, Inc. Class A (Æ)	8,900	112
Intel Corp.	201,270	3,029
International Business Machines Corp.	25,808	2,501
Jabil Circuit, Inc.	96,100	534
Juniper Networks, Inc. (Æ)(Ñ)	68,000	1,024
Marvell Technology Group, Ltd. (Æ)	38,300	351
Maxim Integrated Products, Inc.	79,600	1,051
McAfee, Inc. (Æ)(Ñ)	5,470	183
Microsoft Corp.	74,200	1,363
Novell, Inc. (Æ)	25,100	107
Qualcomm, Inc. (Ñ)	168,410	6,553
Research In Motion, Ltd. (Æ)(Ñ)	30,925	1,332
Rockwell Automation, Inc.	25,000	546
Salesforce.com, Inc. (Æ)(Ñ)	5,280	173
Seagate Technology (Ñ)	73,600	442
Seagate Technology, Inc. (Æ)	2,300	—
Symantec Corp. (Æ)	28,800	430
Tellabs, Inc. (Æ)	41,100	188
Texas Instruments, Inc.	65,300	1,078
VeriSign, Inc. (Æ)(Ñ)	13,170	249
Vishay Intertechnology, Inc. (Æ)(Ñ)	14,300	50
Xilinx, Inc. (Ñ)	16,980	325

		46,385

Utilities - 2.1%
Ameren Corp.	2,000	46
American Electric Power Co., Inc.	11,600	293
AT&T, Inc.	35,700	900
Atmos Energy Corp.	1,800	42
Avista Corp.	2,500	34
China Mobile, Ltd. - ADR	7,150	311
Consolidated Edison, Inc.	8,800	349
DTE Energy Co.	9,600	266
Duke Energy Corp.	21,700	311
Embarq Corp.	6,600	250
Frontier Communications Corp.	33,500	240
MetroPCS Communications, Inc. (Æ)(Ñ)	12,390	212
Mirant Corp. (Æ)	5,000	57

	Principal Amount ($) or Shares	Market Value $
NiSource, Inc.	23,500	230
Pepco Holdings, Inc.	14,000	175
Pinnacle West Capital Corp.	9,600	255
Progress Energy, Inc. - CVO (ß)	1,300	—
Qwest Communications International, Inc. (Ñ)	20,000	68
Southwest Gas Corp.	2,900	61
Sprint Nextel Corp. (Æ)	91,522	327
US Cellular Corp. (Æ)	900	30
Verizon Communications, Inc.	7,565	228
Vodafone Group PLC - ADR	48,550	846

		5,531

Total Common Stocks (cost $303,741)		244,595

Short-Term Investments - 6.7%
Russell Investment Company Russell Money Market Fund (£)	13,494,000	13,494
State Street Euro Commercial Paper 0.010% due 04/01/09	4,200	4,200

Total Short-Term Investments (cost $17,694)		17,694

Other Securities - 13.2%
State Street Securities Lending Quality Trust (×)	36,699,778	34,945

Total Other Securities (cost $36,700)		34,945

Total Investments - 111.9% (identified cost $358,135)		297,234

Other Assets and Liabilities, Net - (11.9%)		(31,520)

Net Assets - 100.0%		265,714

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of the financial statements.

6	Multi-Style Equity Fund

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments, continued — March 31, 2009 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Russell 1000 Mini Index	40	USD	1,727	06/09	115
S&P 500 E-Mini Index (CME)	240	USD	9,538	06/09	929
S&P 500 Index (CME)	36	USD	7,153	06/09	697
S&P Midcap 400 E-Mini Index (CME)	30	USD	1,464	06/09	167

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					1,908

See accompanying notes which are an integral part of the financial statements.

Multi-Style Equity Fund	7

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments — March 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 92.9%
Auto and Transportation - 3.3%
AAR Corp. (Æ)(Ñ)	5,400	68
Alaska Air Group, Inc. (Æ)(Ñ)	2,900	51
Alexander & Baldwin, Inc. (Ñ)	5,365	102
Allegiant Travel Co. (Æ)(Ñ)	2,000	91
American Railcar Industries, Inc. (Ñ)	500	4
Arctic Cat, Inc. (Ñ)	1,800	7
Arkansas Best Corp. (Ñ)	8,841	168
ATC Technology Corp. (Æ)	1,400	16
Atlas Air Worldwide Holdings, Inc. (Æ)	1,300	23
Autoliv, Inc. (Ñ)	760	14
BorgWarner, Inc. (Ñ)	9,800	199
Con-way, Inc. (Ñ)	10,700	192
Cooper Tire & Rubber Co. (Ñ)	46,500	188
DHT Maritime, Inc. (Ñ)	2,500	10
Expeditors International of Washington, Inc. (Ñ)	4,837	137
Forward Air Corp. (Ñ)	10,500	170
FreightCar America, Inc. (Ñ)	2,000	35
Global Ship Lease, Inc. (Ñ)	10,000	20
Hawaiian Holdings, Inc. (Æ)(Ñ)	8,188	30
Heartland Express, Inc. (Ñ)	8,100	120
JetBlue Airways Corp. (Æ)(Ñ)	34,500	126
Kirby Corp. (Æ)(Ñ)	3,029	81
Knight Transportation, Inc.	2,260	34
Lear Corp. (Æ)(Ñ)	10,200	8
Navistar International Corp. (Æ)	4,493	150
Oshkosh Corp. (Ñ)	3,622	24
Pacer International, Inc. (Ñ)	10,188	36
PHI, Inc. (Æ)(Ñ)	8,136	81
Polaris Industries, Inc. (Ñ)	12,775	274
Republic Airways Holdings, Inc. (Æ)(Ñ)	4,012	26
Saia, Inc. (Æ)	2,591	31
Skywest, Inc. (Ñ)	15,272	190
Stoneridge, Inc. (Æ)(Ñ)	1,600	3
Superior Industries International, Inc. (Ñ)	12,240	145
Tenneco, Inc. (Æ)(Ñ)	6,800	11
TRW Automotive Holdings Corp. (Æ)(Ñ)	10,200	33
US Airways Group, Inc. (Æ)(Ñ)	14,900	38
UTI Worldwide, Inc.	8,970	107
Wabash National Corp. (Ñ)	2,800	3
WABCO Holdings, Inc.	2,027	25
Wabtec Corp. (Ñ)	8,861	234
Werner Enterprises, Inc. (Ñ)	9,398	142
YRC Worldwide, Inc. (Æ)(Ñ)	16,500	74

		3,521

Consumer Discretionary - 17.4%
99 Cents Only Stores (Æ)(Ñ)	26,860	248
Aaron Rents, Inc. (Ñ)	8,950	239
Administaff, Inc.	2,833	60
Advance Auto Parts, Inc. (Ñ)	13,666	561
Aeropostale, Inc. (Æ)(Ñ)	3,000	80
AFC Enterprises, Inc. (Æ)	1,800	8
Alberto-Culver Co. Class B (Ñ)	6,441	146
American Eagle Outfitters, Inc.	18,470	226

	Principal Amount ($) or Shares	Market Value $
American Public Education, Inc. (Æ)	6,775	285
American Woodmark Corp.	800	14
AnnTaylor Stores Corp. (Æ)(Ñ)	19,836	103
Apollo Group, Inc. Class A (Æ)(Ñ)	507	40
Asbury Automotive Group, Inc. (Ñ)	7,300	31
AutoNation, Inc. (Æ)(Ñ)	2,921	41
Bally Technologies, Inc. (Æ)(Ñ)	9,636	177
Bebe Stores, Inc. (Ñ)	54,200	361
Bed Bath & Beyond, Inc. (Æ)(Ñ)	7,955	197
BJ’s Restaurants, Inc. (Æ)(Ñ)	10,042	140
BJ’s Wholesale Club, Inc. (Æ)(Ñ)	4,789	153
Black & Decker Corp. (Ñ)	7,500	237
Blockbuster, Inc. Class A (Æ)(Ñ)	34,500	25
Blyth, Inc. (Ñ)	600	16
Brightpoint, Inc. (Æ)(Ñ)	21,869	94
Brink’s Co. (The)	1,152	30
Brink’s Home Security Holdings, Inc. (Æ)(Ñ)	1,318	30
Brinker International, Inc. (Ñ)	10,300	156
Buckle, Inc. (The) (Ñ)	5,800	185
Buffalo Wild Wings, Inc. (Æ)(Ñ)	2,400	88
Build-A-Bear Workshop, Inc. Class A (Æ)(Ñ)	3,900	24
Burger King Holdings, Inc. (Ñ)	6,930	159
Cabela’s, Inc. (Æ)(Ñ)	13,900	127
Callaway Golf Co. (Ñ)	15,300	110
Capella Education Co. (Æ)(Ñ)	6,071	322
Career Education Corp. (Æ)(Ñ)	2,156	52
Carter’s, Inc. (Æ)(Ñ)	15,639	294
CDI Corp. (Ñ)	1,100	11
CEC Entertainment, Inc. (Æ)(Ñ)	1,371	35
Central Garden and Pet Co. (Æ)	542	4
Charlotte Russe Holding, Inc. (Æ)	3,300	27
Charming Shoppes, Inc. (Æ)(Ñ)	13,805	19
Chemed Corp. (Ñ)	174	7
Childrens Place Retail Stores, Inc. (The) (Æ)(Ñ)	2,100	46
Chipotle Mexican Grill, Inc. Class B (Æ)	1,310	75
Christopher & Banks Corp. (Ñ)	29,272	120
Churchill Downs, Inc. (Ñ)	3,895	117
Cintas Corp. (Ñ)	302	7
CKE Restaurants, Inc. (Ñ)	23,100	194
Collective Brands, Inc. (Æ)(Ñ)	4,493	44
Columbia Sportswear Co. (Ñ)	4,081	122
Copart, Inc. (Æ)	8,646	256
Corinthian Colleges, Inc. (Æ)(Ñ)	16,900	329
Corrections Corp. of America (Æ)(Ñ)	9,426	121
CRA International, Inc. (Æ)(Ñ)	411	8
DeVry, Inc. (Ñ)	5,663	273
Dice Holdings, Inc. (Æ)(Ñ)	4,098	11
Dick’s Sporting Goods, Inc. (Æ)(Ñ)	9,189	131
Dillard’s, Inc. Class A (Ñ)	6,200	35
Dollar Tree, Inc. (Æ)(Ñ)	17,014	758
Dress Barn, Inc. (Æ)(Ñ)	5,900	72
DSW, Inc. Class A (Æ)(Ñ)	2,100	19
DynCorp International, Inc. Class A (Æ)(Ñ)	3,633	48
Earthlink, Inc. (Æ)(Ñ)	33,600	221

8	Aggressive Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — March 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Elizabeth Arden, Inc. (Æ)(Ñ)	2,000	12
Ezcorp, Inc. Class A (Æ)	6,600	76
Family Dollar Stores, Inc. (Ñ)	7,485	250
Fastenal Co. (Ñ)	3,570	115
Finish Line (The) Class A (Ñ)	11,100	73
Foot Locker, Inc.	16,858	177
Fred’s, Inc. Class A (Ñ)	6,900	78
FTI Consulting, Inc. (Æ)(Ñ)	4,847	240
Furniture Brands International, Inc. (Ñ)	7,300	11
G&K Services, Inc. Class A (Ñ)	1,637	31
Gannett Co., Inc. (Ñ)	12,700	28
Gap, Inc. (The) (Ñ)	9,490	123
Genesco, Inc. (Æ)(Ñ)	2,786	52
Geo Group, Inc. (The) (Æ)	12,326	163
Harman International Industries, Inc. (Ñ)	924	12
Hasbro, Inc.	107	3
Haverty Furniture Cos., Inc. (Ñ)	1,700	18
Heidrick & Struggles International, Inc.	2,300	41
Hewitt Associates, Inc. Class A (Æ)	10,300	307
hhgregg, Inc. (Æ)	14,000	198
Hooker Furniture Corp. (Ñ)	1,300	11
HOT Topic, Inc. (Æ)(Ñ)	2,600	29
IAC/InterActiveCorp (Æ)	1,375	21
infoGROUP, Inc. (Æ)	2,386	10
Insight Enterprises, Inc. (Æ)	4,600	14
Interval Leisure Group, Inc. (Æ)	561	3
ITT Educational Services, Inc. (Æ)(Ñ)	3,980	483
Jarden Corp. (Æ)(Ñ)	10,400	132
Jo-Ann Stores, Inc. (Æ)(Ñ)	2,200	36
Jones Apparel Group, Inc. (Ñ)	6,600	28
Journal Communications, Inc. Class A (Ñ)	8,000	6
Kenneth Cole Productions, Inc. Class A (Ñ)	19,181	123
Limited Brands, Inc. (Ñ)	2,482	22
Lincoln Educational Services Corp. (Æ)	600	11
Liz Claiborne, Inc. (Ñ)	1,500	4
LKQ Corp. (Æ)(Ñ)	15,836	226
Maidenform Brands, Inc. (Æ)	1,700	16
Manpower, Inc.	3,716	117
MAXIMUS, Inc.	556	22
Media General, Inc. Class A (Ñ)	382	1
Meredith Corp. (Ñ)	2,790	46
Monro Muffler, Inc. (Ñ)	3,900	107
MPS Group, Inc. (Æ)(Ñ)	2,800	17
Navigant Consulting, Inc. (Æ)	1,789	23
Netease.com - ADR (Æ)	11,150	299
NetFlix, Inc. (Æ)(Ñ)	6,900	296
New York & Co., Inc. (Æ)	5,752	20
Newell Rubbermaid, Inc.	5,800	37
Nu Skin Enterprises, Inc. Class A	1,417	15
O’Charleys, Inc. (Ñ)	7,049	21
O’Reilly Automotive, Inc. (Æ)(Ñ)	18,616	652
OfficeMax, Inc.	9,900	31
On Assignment, Inc. (Æ)(Ñ)	15,635	42
Oxford Industries, Inc. (Ñ)	2,300	14
Panera Bread Co. Class A (Æ)(Ñ)	6,275	351
Pantry, Inc. (The) (Æ)	4,400	77
Papa John’s International, Inc. (Æ)(Ñ)	2,900	66

	Principal Amount ($) or Shares	Market Value $
PC Connection, Inc. (Æ)(Ñ)	2,000	8
Pep Boys (Ñ)	6,900	30
Perry Ellis International, Inc. (Æ)(Ñ)	1,900	7
PetMed Express, Inc. (Æ)(Ñ)	1,050	17
PF Chang’s China Bistro, Inc. (Æ)(Ñ)	647	15
Pool Corp. (Ñ)	12,650	169
Pre-Paid Legal Services, Inc. (Æ)(Ñ)	285	8
Prestige Brands Holdings, Inc. (Æ)(Ñ)	7,948	41
PRG-Schultz International, Inc. (Æ)	4,989	14
RadioShack Corp. (Ñ)	18,110	155
RC2 Corp. (Æ)(Ñ)	3,806	20
Red Lion Hotels Corp. (Æ)	24,355	71
Rent-A-Center, Inc. Class A (Æ)(Ñ)	12,900	250
Republic Services, Inc. Class A	11,855	203
Robert Half International, Inc. (Ñ)	3,235	58
Ross Stores, Inc. (Ñ)	6,811	244
RR Donnelley & Sons Co. (Ñ)	12,384	91
Ruby Tuesday, Inc. (Æ)(Ñ)	8,300	24
Rush Enterprises, Inc. Class A (Æ)	3,091	28
Shanda Interactive Entertainment, Ltd. - ADR (Æ)(Ñ)	7,800	308
Shoe Carnival, Inc. (Æ)	1,400	14
SINA Corp. (Æ)	3,200	74
Skechers U.S.A., Inc. Class A (Æ)(Ñ)	4,400	29
Sohu.com, Inc. (Æ)(Ñ)	1,697	70
Sonic Automotive, Inc. Class A (Ñ)	7,400	12
Spherion Corp. (Æ)	2,900	6
Stage Stores, Inc. (Ñ)	9,300	94
Stanley Works (The) (Ñ)	2,835	83
Starbucks Corp. (Æ)(Ñ)	10,330	115
Steven Madden, Ltd. (Æ)	2,200	41
Stewart Enterprises, Inc. Class A (Ñ)	66,000	214
Strayer Education, Inc. (Ñ)	1,497	269
Tech Data Corp. (Æ)	858	19
Ticketmaster Entertainment, Inc. (Æ)(Ñ)	1,584	6
Timberland Co. Class A (Æ)(Ñ)	4,682	56
Toro Co. (Ñ)	613	15
Tractor Supply Co. (Æ)(Ñ)	2,501	90
Tuesday Morning Corp. (Æ)(Ñ)	1,300	2
Tween Brands, Inc. (Æ)(Ñ)	1,400	3
United Online, Inc.	51,081	228
United Stationers, Inc. (Æ)(Ñ)	2,700	76
Universal Technical Institute, Inc. (Æ)(Ñ)	8,006	96
Urban Outfitters, Inc. (Æ)(Ñ)	4,500	74
Valassis Communications, Inc. (Æ)(Ñ)	6,200	10
Viad Corp.	1,900	27
VistaPrint, Ltd. (Æ)(Ñ)	5,850	161
Volt Information Sciences, Inc. (Æ)(Ñ)	1,600	11
Waste Connections, Inc. (Æ)(Ñ)	13,393	344
Watson Wyatt Worldwide, Inc. Class A (Ñ)	1,915	95
Wendy’s/Arby’s Group, Inc.	14,479	73
WESCO International, Inc. (Æ)(Ñ)	4,607	83
Williams-Sonoma, Inc. (Ñ)	34,966	352
WMS Industries, Inc. (Æ)(Ñ)	3,268	68
World Fuel Services Corp. (Ñ)	4,800	152

		18,429

Aggressive Equity Fund	9

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — March 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Consumer Staples - 3.4%
Alliance One International, Inc. (Æ)	23,700	91
American Italian Pasta Co. Class A (Æ)	3,340	116
Casey’s General Stores, Inc. (Ñ)	4,400	117
Chiquita Brands International, Inc. (Æ)(Ñ)	12,169	81
Church & Dwight Co., Inc. (Ñ)	11,968	625
Constellation Brands, Inc. Class A (Æ)(Ñ)	4,877	58
Dean Foods Co. (Æ)(Ñ)	14,566	263
Del Monte Foods Co.	76,981	561
Diamond Foods, Inc.	3,925	110
Flowers Foods, Inc. (Ñ)	7,490	176
Fresh Del Monte Produce, Inc. (Æ)	12,100	199
Green Mountain Coffee Roasters, Inc. (Æ)(Ñ)	6,750	324
J&J Snack Foods Corp.	2,134	74
Mead Johnson Nutrition Co. (Æ)	700	20
Molson Coors Brewing Co. Class B (Ñ)	2,923	100
Nash Finch Co. (Ñ)	1,100	31
NBTY, Inc. (Æ)(Ñ)	4,891	69
Omega Protein Corp. (Æ)(Ñ)	2,400	6
PepsiAmericas, Inc.	490	9
Ralcorp Holdings, Inc. (Æ)	1,710	92
Schweitzer-Mauduit International, Inc. (Ñ)	2,700	50
Spartan Stores, Inc.	1,700	26
Tootsie Roll Industries, Inc. (Ñ)	4,567	99
TreeHouse Foods, Inc. (Æ)(Ñ)	7,013	202
Weis Markets, Inc. (Ñ)	1,341	42
Winn-Dixie Stores, Inc. (Æ)(Ñ)	3,300	32

		3,573

Financial Services - 16.5%
Advance America Cash Advance Centers, Inc.	7,833	13
Affiliated Managers Group, Inc. (Æ)(Ñ)	7,683	320
Alexandria Real Estate Equities, Inc. (ö)(Ñ)	1,419	52
Alliance Data Systems Corp. (Æ)(Ñ)	2,330	86
Allied World Assurance Co. Holdings, Ltd.	5,400	205
American Equity Investment Life Holding Co. (Ñ)	20,500	85
American Financial Group, Inc.	14,319	230
Ameriprise Financial, Inc. (Ñ)	8,354	171
Amerisafe, Inc. (Æ)(Ñ)	3,001	46
Amtrust Financial Services, Inc. (Ñ)	7,185	69
Annaly Capital Management, Inc. (ö)(Ñ)	8,967	124
Anworth Mortgage Asset Corp. (ö)(Ñ)	40,400	248
Apartment Investment & Management Co. Class A (ö)(Ñ)	480	3
Apollo Investment Corp. (Ñ)	14,700	51
Arch Capital Group, Ltd. (Æ)	3,900	210
Ares Capital Corp. (Ñ)	45,379	220
Argo Group International Holdings, Ltd. (Æ)	1,400	42
Arrow Financial Corp. (Ñ)	1,264	30
Arthur J Gallagher & Co. (Ñ)	9,300	158
Ashford Hospitality Trust, Inc. (ö)(Ñ)	9,100	14
Asset Acceptance Capital Corp. (Æ)(Ñ)	2,400	13

	Principal Amount ($) or Shares	Market Value $
Astoria Financial Corp. (Ñ)	2,859	26
Bancfirst Corp. (Ñ)	1,000	36
Banco Latinoamericano de Exportaciones SA Class E	4,800	45
Bancorpsouth, Inc. (Ñ)	6,040	126
Bank of Hawaii Corp. (Ñ)	5,968	197
Bank of the Ozarks, Inc. (Ñ)	125	3
BOK Financial Corp. (Ñ)	8,174	282
Brandywine Realty Trust (ö)(Ñ)	15,500	44
Broadridge Financial Solutions, Inc. (Ñ)	3,384	63
Brookline Bancorp, Inc. (Ñ)	800	8
Brown & Brown, Inc.	6,000	113
Calamos Asset Management, Inc. Class A (Ñ)	4,300	21
Capital City Bank Group, Inc. (Ñ)	600	7
Capitol Federal Financial (Ñ)	2,988	113
CapLease, Inc. (ö)(Ñ)	4,100	8
Capstead Mortgage Corp. (ö)(Ñ)	18,817	202
Cash America International, Inc.	3,229	51
Cathay General Bancorp (Ñ)	1,900	20
Cedar Shopping Centers, Inc. (ö)	2,000	4
Center Financial Corp. (Ñ)	575	2
Central Pacific Financial Corp. (Ñ)	6,500	36
Cigna Corp.	10,800	190
City Holding Co. (Ñ)	3,148	86
CNA Surety Corp. (Æ)	4,038	74
Cohen & Steers, Inc. (Ñ)	24,500	273
Colonial Properties Trust (ö)(Ñ)	8,200	31
Columbia Banking System, Inc. (Ñ)	2,400	15
Commerce Bancshares, Inc. (Ñ)	7,185	261
Community Bank System, Inc. (Ñ)	3,351	56
Community Trust Bancorp, Inc. (Ñ)	1,000	27
Cullen/Frost Bankers, Inc. (Ñ)	8,118	381
Cybersource Corp. (Æ)(Ñ)	7,750	115
Delphi Financial Group, Inc. Class A	19,529	263
Deluxe Corp.	18,097	174
DiamondRock Hospitality Co. (ö)(Ñ)	7,800	31
Digital Realty Trust, Inc. (ö)(Ñ)	2,870	95
Dime Community Bancshares (Ñ)	5,453	51
Discover Financial Services (Ñ)	6,700	42
Duke Realty Corp. (ö)(Ñ)	23,000	127
DuPont Fabros Technology, Inc. (ö)(Ñ)	22,849	157
Eaton Vance Corp. (Ñ)	102	2
Electro Rent Corp.	25,627	247
EMC Insurance Group, Inc.	900	19
Employers Holdings, Inc.	10,400	99
Encore Capital Group, Inc. (Æ)(Ñ)	1,700	8
Endurance Specialty Holdings, Ltd. (Ñ)	7,600	190
Evercore Partners, Inc. Class A (Ñ)	7,900	122
FBL Financial Group, Inc. Class A (Ñ)	1,800	7
Federal Realty Investment Trust (ö)(Ñ)	724	33
Federated Investors, Inc. Class B (Ñ)	4,398	98
FelCor Lodging Trust, Inc. (ö)(Ñ)	11,200	15
Fidelity National Information Services, Inc. (Ñ)	4,075	74
First Cash Financial Services, Inc. (Æ)(Ñ)	4,324	65
First Commonwealth Financial Corp. (Ñ)	1,080	10
First Community Bancshares, Inc. (Ñ)	400	5

10	Aggressive Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — March 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

First Financial Bancorp	3,100	30
First Financial Bankshares, Inc. (Ñ)	761	37
First Horizon National Corp. (Ñ)	17,857	192
First Industrial Realty Trust, Inc. (ö)(Ñ)	5,000	12
First Mercury Financial Corp. (Æ)	1,454	21
First Niagara Financial Group, Inc. (Ñ)	6,300	69
Flushing Financial Corp.	8,600	52
Franklin Street Properties Corp. (ö)(Ñ)	17,308	213
Genworth Financial, Inc. Class A (Ñ)	15,400	29
Getty Realty Corp. (ö)(Ñ)	1,818	33
Glimcher Realty Trust (ö)(Ñ)	5,800	8
Global Payments, Inc.	5,838	195
Green Bankshares, Inc. (Ñ)	2,018	18
H&E Equipment Services, Inc. (Æ)(Ñ)	3,200	21
H&R Block, Inc.	2,779	51
Hallmark Financial Services (Æ)	835	6
Hanover Insurance Group, Inc. (The)	5,100	147
Hatteras Financial Corp. (ö)(Ñ)	10,400	260
Health Care REIT, Inc. (ö)(Ñ)	1,155	35
Heartland Payment Systems, Inc.	259	2
Hercules Technology Growth Capital, Inc.	10,467	52
Hersha Hospitality Trust (ö)(Ñ)	4,400	8
Horace Mann Educators Corp.	16,300	136
Hospitality Properties Trust (ö)(Ñ)	15,000	180
HRPT Properties Trust (ö)(Ñ)	14,492	46
Hudson City Bancorp, Inc.	3,990	47
Huron Consulting Group, Inc. (Æ)(Ñ)	2,790	118
Hypercom Corp. (Æ)	43,979	42
Inland Real Estate Corp. (ö)(Ñ)	3,500	25
Intersections, Inc. (Æ)	27,069	144
Investors Bancorp, Inc. (Æ)(Ñ)	3,000	25
IPC Holdings, Ltd.	9,800	265
JER Investors Trust, Inc. (Æ)(Þ)	1,771	1
Knight Capital Group, Inc. Class A (Æ)(Ñ)	17,097	252
LaBranche & Co., Inc. (Æ)(Ñ)	25,100	94
LaSalle Hotel Properties (ö)	2,900	17
Lazard, Ltd. Class A (Ñ)	5,860	172
Legg Mason, Inc. (Ñ)	7,400	118
Lexington Realty Trust (ö)(Ñ)	14,700	35
Life Partners Holdings, Inc. (Ñ)	1,000	17
Lincoln National Corp. (Ñ)	3,000	20
LTC Properties, Inc. (ö)(Ñ)	900	16
MainSource Financial Group, Inc. (Ñ)	1,100	9
MarketAxess Holdings, Inc. (Æ)(Ñ)	25,209	193
Meadowbrook Insurance Group, Inc.	5,485	33
Medical Properties Trust, Inc. (ö)(Ñ)	8,900	33
MFA Financial, Inc. (ö)	16,900	99
Montpelier Re Holdings, Ltd.	3,200	41
National Financial Partners Corp. (Ñ)	4,600	15
National Health Investors, Inc. (ö)	106	3
National Interstate Corp. (Ñ)	326	6
National Penn Bancshares, Inc. (Ñ)	9,987	83
National Retail Properties, Inc. (ö)(Ñ)	9,016	143
Nationwide Health Properties, Inc. (ö)	2,619	58
Navigators Group, Inc. (Æ)(Ñ)	1,709	81
NBT Bancorp, Inc. (Ñ)	1,674	36
Nelnet, Inc. Class A (Æ)(Ñ)	6,100	54

	Principal Amount ($) or Shares	Market Value $
New York Community Bancorp, Inc. (Ñ)	5,828	65
NewAlliance Bancshares, Inc. (Ñ)	110	1
NGP Capital Resources Co.	2,100	10
Odyssey Re Holdings Corp. (Ñ)	1,060	40
Old National Bancorp (Ñ)	5,000	56
Omega Healthcare Investors, Inc. (ö)(Ñ)	5,774	81
optionsXpress Holdings, Inc. (Ñ)	2,534	29
Oriental Financial Group, Inc. (Ñ)	28,596	140
PacWest Bancorp (Ñ)	4,300	62
Parkway Properties, Inc. (ö)(Ñ)	3,400	35
PartnerRe, Ltd. - ADR	3,500	217
PennantPark Investment Corp. (Ñ)	47,480	178
Pennsylvania Real Estate Investment Trust (ö)(Ñ)	3,700	13
Penson Worldwide, Inc. (Æ)(Ñ)	2,633	17
People’s United Financial, Inc. (Ñ)	11,810	212
Piper Jaffray Cos. (Æ)(Ñ)	9,410	243
Platinum Underwriters Holdings, Ltd.	2,200	62
PMA Capital Corp. Class A (Æ)	1,700	7
Potlatch Corp. (ö)(Ñ)	10,200	237
ProLogis (ö)(Ñ)	10,300	67
Prosperity Bancshares, Inc. (Ñ)	2,743	75
Protective Life Corp.	7,600	40
Provident Financial Services, Inc. (Ñ)	17,561	190
PS Business Parks, Inc. (ö)(Ñ)	2,933	108
Ramco-Gershenson Properties Trust (ö)(Ñ)	1,616	10
Raymond James Financial, Inc. (Ñ)	7,240	143
Rayonier, Inc. (ö)(Ñ)	1,986	60
Reinsurance Group of America, Inc.	1,192	39
RenaissanceRe Holdings, Ltd.	500	25
S1 Corp. (Æ)	11,600	60
Sandy Spring Bancorp, Inc. (Ñ)	1,700	19
Santander BanCorp (Ñ)	1,900	15
SCBT Financial Corp. (Ñ)	500	10
SEI Investments Co.	9,300	114
Senior Housing Properties Trust (ö)(Ñ)	8,753	123
Simmons First National Corp. Class A (Ñ)	1,153	29
Southside Bancshares, Inc. (Ñ)	1,200	23
Southwest Bancorp, Inc.	2,276	21
StanCorp Financial Group, Inc.	7,868	179
StellarOne Corp. (Ñ)	8,700	104
Sterling Bancorp (Ñ)	6,200	61
Stewart Information Services Corp.	3,900	76
Strategic Hotels & Resorts, Inc. (ö)(Ñ)	10,900	8
Sun Bancorp, Inc. (Æ)	1,575	8
Sunstone Hotel Investors, Inc. (ö)(Ñ)	11,499	30
SVB Financial Group (Æ)(Ñ)	8,774	176
SY Bancorp, Inc. (Ñ)	900	22
Synovus Financial Corp. (Ñ)	20,100	65
Tanger Factory Outlet Centers (ö)(Ñ)	328	10
Texas Capital Bancshares, Inc. (Æ)(Ñ)	18,143	204
Tompkins Financial Corp. (Ñ)	600	26
Tower Group, Inc. (Ñ)	23,350	575
Transatlantic Holdings, Inc. (Ñ)	2,247	80
U-Store-It Trust (ö)(Ñ)	4,900	10
United America Indemnity, Ltd. Class A (Æ)	2,000	8

Aggressive Equity Fund	11

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — March 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

United Rentals, Inc. (Æ)(Ñ)	2,477	10
United Western Bancorp, Inc.	5,300	26
Universal American Corp. (Æ)(Ñ)	8,007	68
Unum Group (Ñ)	15,992	200
Validus Holdings, Ltd. (Ñ)	9,145	217
Ventas, Inc. (ö)(Ñ)	3,552	80
ViewPoint Financial Group	8,400	101
Waddell & Reed Financial, Inc. Class A	14,300	258
Washington Real Estate Investment Trust (ö)(Ñ)	3,600	62
WesBanco, Inc. (Ñ)	2,200	50
Whitney Holding Corp. (Ñ)	11,550	132
Wilmington Trust Corp. (Ñ)	6,000	58
Wilshire Bancorp, Inc. (Ñ)	3,400	18
Wintrust Financial Corp. (Ñ)	1,000	12
World Acceptance Corp. (Æ)(Ñ)	568	10
WR Berkley Corp. (Ñ)	2,477	56
WSFS Financial Corp. (Ñ)	500	11
Zenith National Insurance Corp.	6,250	151

		17,426

Health Care - 13.8%
Alexion Pharmaceuticals, Inc. (Æ)(Ñ)	5,170	195
Allscripts-Misys Healthcare Solutions, Inc. (Ñ)	22,356	230
American Medical Systems Holdings, Inc. (Æ)(Ñ)	6,714	75
AMERIGROUP Corp. Class A (Æ)(Ñ)	5,600	154
AmerisourceBergen Corp. Class A (Ñ)	1,722	56
Analogic Corp.	3,926	126
Angiodynamics, Inc. (Æ)(Ñ)	1,580	18
Assisted Living Concepts, Inc. (Æ)(Ñ)	979	13
athenahealth, Inc. (Æ)(Ñ)	7,865	190
Bio-Rad Laboratories, Inc. Class A (Æ)	1,419	93
Capital Senior Living Corp. (Æ)(Ñ)	4,655	11
Cardiac Science Corp. (Æ)	4,569	14
CardioNet, Inc. (Æ)(Ñ)	2,700	76
Catalyst Health Solutions, Inc. (Æ)	3,978	79
Celera Corp. (Æ)(Ñ)	8,900	68
Centene Corp. (Æ)	15,015	271
Cephalon, Inc. (Æ)(Ñ)	5,100	347
China Sky One Medical, Inc. (Æ)(Ñ)	190	2
Computer Programs & Systems, Inc. (Ñ)	446	15
Corvel Corp. (Æ)	349	7
Coventry Health Care, Inc. (Æ)	3,400	44
CR Bard, Inc. (Ñ)	1,425	114
Cubist Pharmaceuticals, Inc. (Æ)(Ñ)	3,638	59
CV Therapeutics, Inc. (Æ)(Ñ)	41	1
Cynosure, Inc. Class A (Æ)(Ñ)	21,081	128
DaVita, Inc. (Æ)(Ñ)	2,230	98
Dentsply International, Inc. (Ñ)	4,465	120
Depomed, Inc. (Æ)(Ñ)	2,767	7
Edwards Lifesciences Corp. (Æ)(Ñ)	1,933	117
Endo Pharmaceuticals Holdings, Inc. (Æ)(Ñ)	9,755	172
eResearchTechnology, Inc. (Æ)	30,482	160
Gen-Probe, Inc. (Æ)	6,142	280

	Principal Amount ($) or Shares	Market Value $
Genomic Health, Inc. (Æ)(Ñ)	6,675	163
Genoptix, Inc. (Æ)	3,970	108
Gentiva Health Services, Inc. (Æ)	9,621	146
Haemonetics Corp. (Æ)(Ñ)	2,276	125
Hanger Orthopedic Group, Inc. (Æ)	1,400	19
Harvard Bioscience, Inc. (Æ)	49,156	146
Healthsouth Corp. (Æ)(Ñ)	2,623	23
Healthspring, Inc. (Æ)(Ñ)	22,575	189
Henry Schein, Inc. (Æ)(Ñ)	365	15
Hill-Rom Holdings, Inc. (Ñ)	3,464	34
HMS Holdings Corp. (Æ)(Ñ)	12,970	427
Hologic, Inc. (Æ)(Ñ)	9,294	122
Humana, Inc. (Æ)(Ñ)	3,600	94
Idexx Laboratories, Inc. (Æ)(Ñ)	4,967	172
Illumina, Inc. (Æ)(Ñ)	22,723	846
Immucor, Inc. (Æ)	14,826	373
Immunomedics, Inc. (Æ)(Ñ)	2,152	2
IPC The Hospitalist Co., Inc. (Æ)(Ñ)	9,925	189
IRIS International, Inc. (Æ)(Ñ)	2,533	29
Isis Pharmaceuticals, Inc. (Æ)(Ñ)	6,795	102
Kendle International, Inc. (Æ)(Ñ)	2,088	44
Kensey Nash Corp. (Æ)(Ñ)	3,731	79
Kindred Healthcare, Inc. (Æ)	19,867	297
King Pharmaceuticals, Inc. (Æ)(Ñ)	67,723	479
Laboratory Corp. of America Holdings (Æ)(Ñ)	3,018	177
LHC Group, Inc. (Æ)(Ñ)	2,115	47
Life Technologies Corp. (Æ)(Ñ)	2,073	67
LifePoint Hospitals, Inc. (Æ)(Ñ)	3,458	72
Lincare Holdings, Inc. (Æ)(Ñ)	13,051	284
Luminex Corp. (Æ)(Ñ)	1,250	23
Magellan Health Services, Inc. (Æ)(Ñ)	7,213	263
Martek Biosciences Corp. (Æ)(Ñ)	1,400	26
Masimo Corp. (Æ)(Ñ)	7,490	217
Matrixx Initiatives, Inc. (Æ)(Ñ)	2,900	48
Maxygen, Inc. (Æ)	6,890	47
MedAssets, Inc. (Æ)(Ñ)	6,900	98
Medical Action Industries, Inc. (Æ)	393	3
Medicis Pharmaceutical Corp. Class A (Ñ)	4,994	62
Mednax, Inc. (Æ)	4,864	143
Merit Medical Systems, Inc. (Æ)(Ñ)	4,713	58
Molina Healthcare, Inc. (Æ)(Ñ)	6,325	120
Myriad Genetics, Inc. (Æ)(Ñ)	7,600	346
Nabi Biopharmaceuticals (Æ)	15,500	57
Nighthawk Radiology Holdings, Inc. (Æ)(Ñ)	1,781	5
NPS Pharmaceuticals, Inc. (Æ)	12,211	51
NuVasive, Inc. (Æ)(Ñ)	6,019	189
Odyssey HealthCare, Inc. (Æ)	8,300	80
Omnicare, Inc. (Ñ)	18,828	461
OSI Pharmaceuticals, Inc. (Æ)(Ñ)	2,727	104
Owens & Minor, Inc. (Ñ)	700	23
Par Pharmaceutical Cos., Inc. (Æ)	6,400	61
Patterson Cos., Inc. (Æ)(Ñ)	7,897	149
PDL BioPharma, Inc.	21,561	153
Perrigo Co. (Ñ)	4,200	104
Pharmaceutical Product Development, Inc. (Ñ)	3,700	88

12	Aggressive Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — March 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

PharMerica Corp. (Æ)(Ñ)	8,004	133
Phase Forward, Inc. (Æ)(Ñ)	7,360	94
Psychiatric Solutions, Inc. (Æ)(Ñ)	8,076	127
Qiagen NV (Æ)(Ñ)	3,444	55
Quality Systems, Inc. (Ñ)	6,350	287
RehabCare Group, Inc. (Æ)	4,300	75
Res-Care, Inc. (Æ)	183	3
ResMed, Inc. (Æ)(Ñ)	7,968	282
Sirona Dental Systems, Inc. (Æ)(Ñ)	3,801	54
Somanetics Corp. (Æ)(Ñ)	300	5
SonoSite, Inc. (Æ)	1,591	28
Stericycle, Inc. (Æ)(Ñ)	10,543	503
STERIS Corp. (Ñ)	14,075	328
Sun Healthcare Group, Inc. (Æ)	3,978	34
SXC Health Solutions Corp. (Æ)	7,593	164
Techne Corp.	1,300	71
United Therapeutics Corp. (Æ)(Ñ)	1,905	126
Universal Health Services, Inc. Class B (Ñ)	1,900	73
Valeant Pharmaceuticals International (Æ)	6,100	108
VCA Antech, Inc. (Æ)(Ñ)	8,293	187
Viropharma, Inc. (Æ)(Ñ)	20,436	107
Watson Pharmaceuticals, Inc. Class B (Æ)(Ñ)	17,196	535

		14,568

Integrated Oils - 0.3%
Sunoco Logistics Partners, LP	3,475	179
Vaalco Energy, Inc. (Æ)	23,900	126
Willbros Group, Inc. (Æ)	2,939	29

		334

Materials and Processing - 8.6%
Acuity Brands, Inc. (Ñ)	1,759	40
Aecom Technology Corp. (Æ)(Ñ)	1,500	39
Airgas, Inc.	7,063	239
Albemarle Corp. (Ñ)	8,700	189
Allegheny Technologies, Inc. (Ñ)	4,057	89
Andersons, Inc. (The) (Ñ)	2,700	38
Armstrong World Industries, Inc. (Æ)	3,523	39
Ashland, Inc. (Ñ)	12,807	132
Beacon Roofing Supply, Inc. (Æ)(Ñ)	795	11
Brady Corp. Class A (Ñ)	1,746	31
Buckeye Technologies, Inc. (Æ)	8,200	17
Cabot Corp.	15,500	163
Celanese Corp. Class A	3,237	43
Century Aluminum Co. (Æ)(Ñ)	2,801	6
Ceradyne, Inc. (Æ)(Ñ)	1,770	32
CF Industries Holdings, Inc.	269	19
Cliffs Natural Resources, Inc. (Ñ)	3,078	56
Comfort Systems USA, Inc. (Ñ)	9,800	102
Corn Products International, Inc. (Ñ)	7,000	148
Cytec Industries, Inc. (Ñ)	4,800	72
Domtar Corp. (Æ)(Ñ)	52,691	50
Dycom Industries, Inc. (Æ)	5,494	32
Eagle Materials, Inc. (Ñ)	3,700	90
Eastman Chemical Co. (Ñ)	1,800	48
Ecolab, Inc. (Ñ)	6,203	215

	Principal Amount ($) or Shares	Market Value $
EMCOR Group, Inc. (Æ)(Ñ)	11,128	191
Encore Wire Corp. (Ñ)	4,600	99
Energizer Holdings, Inc. (Æ)(Ñ)	3,601	179
Exide Technologies (Æ)	39,200	118
Fluor Corp.	1,299	45
FMC Corp.	6,900	298
Foster Wheeler AG (Æ)(Ñ)	11,337	198
Geron Corp. (Æ)(Ñ)	6,400	29
Glatfelter	19,800	124
Greif, Inc. Class A (Ñ)	5,700	190
HB Fuller Co. (Ñ)	10,600	138
Horsehead Holding Corp. (Æ)	1,600	9
IAMGOLD Corp.	11,255	96
Innophos Holdings, Inc.	6,716	76
Innospec, Inc. (Ñ)	3,707	14
Insituform Technologies, Inc. Class A (Æ)(Ñ)	14,256	223
Insteel Industries, Inc. (Ñ)	1,800	12
Jacobs Engineering Group, Inc. (Æ)(Ñ)	5,819	225
Kaydon Corp. (Ñ)	2,500	68
KBR, Inc. (Ñ)	19,374	268
Koppers Holdings, Inc. (Ñ)	2,360	34
Layne Christensen Co. (Æ)(Ñ)	6,456	104
Lennox International, Inc. (Ñ)	3,595	95
McDermott International, Inc. (Æ)	10,761	144
MeadWestvaco Corp. (Ñ)	1,800	22
Minerals Technologies, Inc.	1,400	45
Mueller Industries, Inc.	3,318	72
Mueller Water Products, Inc. Class A	6,100	20
Myers Industries, Inc. (Ñ)	15,500	95
Neenah Paper, Inc.	3,500	13
NewMarket Corp. (Ñ)	1,700	75
Olin Corp.	11,600	165
Olympic Steel, Inc. (Ñ)	3,300	50
OM Group, Inc. (Æ)(Ñ)	13,134	254
Owens-Illinois, Inc. (Æ)	3,640	53
Pactiv Corp. (Æ)(Ñ)	15,267	223
PAN American Silver Corp. (Æ)(Ñ)	2,551	44
Perini Corp. (Æ)(Ñ)	7,600	93
PolyOne Corp. (Æ)(Ñ)	3,100	7
Quaker Chemical Corp. (Ñ)	1,000	8
Quanex Building Products Corp.	13,800	105
Quanta Services, Inc. (Æ)(Ñ)	17,530	376
Reliance Steel & Aluminum Co. (Ñ)	2,107	55
Richmont Mines, Inc. (Æ)(Ñ)	3,994	15
Royal Gold, Inc. (Ñ)	1,175	55
Schulman A, Inc.	4,222	57
Shaw Group, Inc. (The) (Æ)	5,716	157
Sherwin-Williams Co. (The) (Ñ)	1,185	62
Silgan Holdings, Inc.	5,315	279
Sims Metal Management, Ltd. - ADR	9,768	116
Sonoco Products Co.	11,496	241
Spartech Corp.	3,065	8
Standard Register Co. (The) (Ñ)	2,100	10
Steel Dynamics, Inc. (Ñ)	18,362	162
Stepan Co.	500	14
Terra Industries, Inc. (Ñ)	4,121	116

Aggressive Equity Fund	13

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — March 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Texas Industries, Inc. (Ñ)	8,200	205
Timken Co.	5,470	76
Titanium Metals Corp. (Ñ)	16,788	92
Tredegar Corp.	1,393	23
United States Steel Corp. (Ñ)	1,227	26
Universal Forest Products, Inc. (Ñ)	3,100	82
URS Corp. (Æ)	14,767	597
US Concrete, Inc. (Æ)(Ñ)	4,200	8
Valspar Corp. (Ñ)	917	18
Wausau Paper Corp.	3,700	19
Xerium Technologies, Inc. (Æ)	2,112	1

		9,131

Miscellaneous - 0.8%
Compass Diversified Holdings (Ñ)	5,500	49
Kaman Corp. Class A	10,300	129
Lancaster Colony Corp. (Ñ)	5,134	213
Teleflex, Inc. (Ñ)	9,220	360
Walter Industries, Inc. Class A	2,556	59

		810

Other Energy - 3.7%
Allis-Chalmers Energy, Inc. (Æ)(Ñ)	2,900	6
Alpha Natural Resources, Inc. (Æ)	11,773	209
Arena Resources, Inc. (Æ)(Ñ)	5,592	142
Atwood Oceanics, Inc. (Æ)(Ñ)	5,423	90
Berry Petroleum Co. Class A (Ñ)	17,400	191
BJ Services Co. (Ñ)	9,631	96
CARBO Ceramics, Inc. (Ñ)	4,800	137
Cimarex Energy Co. (Ñ)	22,503	414
Clayton Williams Energy, Inc. (Æ)(Ñ)	990	29
Complete Production Services, Inc. (Æ)(Ñ)	7,427	23
Comstock Resources, Inc. (Æ)	688	20
Concho Resources, Inc. (Æ)(Ñ)	5,400	138
Continental Resources, Inc. (Æ)(Ñ)	9,217	195
Core Laboratories NV (Ñ)	1,889	138
CVR Energy, Inc. (Æ)	9,181	51
Dawson Geophysical Co. (Æ)(Ñ)	6,778	92
Delek US Holdings, Inc. (Ñ)	4,359	45
Dresser-Rand Group, Inc. (Æ)	339	7
Energy Partners, Ltd. (Æ)(Ñ)	7,267	1
ENSCO International, Inc. (Ñ)	1,659	44
EXCO Resources, Inc. (Æ)(Ñ)	8,605	86
Exterran Holdings, Inc. (Æ)(Ñ)	2,055	33
FMC Technologies, Inc. (Æ)(Ñ)	2,174	68
Geokinetics, Inc. (Æ)(Ñ)	15,004	49
Gran Tierra Energy, Inc. (Æ)	9,001	23
Hornbeck Offshore Services, Inc. (Æ)(Ñ)	4,472	68
Key Energy Services, Inc. (Æ)	8,421	24
Mariner Energy, Inc. (Æ)(Ñ)	10,700	83
Matrix Service Co. (Æ)(Ñ)	1,445	12
McMoRan Exploration Co. (Æ)(Ñ)	9,117	43
Oceaneering International, Inc. (Æ)	10,020	369
Oil States International, Inc. (Æ)	1,800	24
Panhandle Oil and Gas, Inc.	831	14
Parker Drilling Co. (Æ)(Ñ)	13,800	25
Patterson-UTI Energy, Inc. (Ñ)	33,744	302

	Principal Amount ($) or Shares	Market Value $
Pioneer Natural Resources Co. (Ñ)	11,400	188
Reliant Energy, Inc. (Æ)(Ñ)	4,000	13
Rosetta Resources, Inc. (Æ)	4,500	22
Rowan Cos., Inc. (Ñ)	8,674	104
Stone Energy Corp. (Æ)(Ñ)	6,866	23
Superior Energy Services, Inc. (Æ)	3,624	47
Superior Well Services, Inc. (Æ)	1,600	8
Swift Energy Co. (Æ)(Ñ)	4,800	35
TXCO Resources, Inc. (Æ)(Ñ)	3,500	1
Union Drilling, Inc. (Æ)(Ñ)	1,300	5
Unit Corp. (Æ)(Ñ)	3,575	75
W&T Offshore, Inc. (Ñ)	5,799	36

		3,848

Producer Durables - 5.1%
AGCO Corp. (Æ)	6,700	131
AM Castle & Co. (Ñ)	1,308	12
AO Smith Corp.	4,400	111
Applied Signal Technology, Inc. (Ñ)	7,800	158
Argon ST, Inc. (Æ)	2,600	49
Astec Industries, Inc. (Æ)(Ñ)	3,411	89
Baldor Electric Co. (Ñ)	20,000	290
Cascade Corp. (Ñ)	2,100	37
Chart Industries, Inc. (Æ)	8,384	66
Cohu, Inc. (Ñ)	16,850	121
Columbus McKinnon Corp. (Æ)	1,700	15
Covanta Holding Corp. (Æ)(Ñ)	770	10
Crane Co.	5,332	90
CTS Corp.	5,839	21
Cummins, Inc.	1,227	31
Dover Corp. (Ñ)	2,237	59
DR Horton, Inc. (Ñ)	32,079	311
Ducommun, Inc. (Ñ)	1,900	28
Electro Scientific Industries, Inc. (Æ)(Ñ)	39,870	236
EnergySolutions, Inc.	4,000	35
Entegris, Inc. (Æ)	1,722	2
Esterline Technologies Corp. (Æ)	2,519	51
Federal Signal Corp. (Ñ)	7,000	37
Flowserve Corp.	3,286	184
Gardner Denver, Inc. (Æ)	8,611	187
Goodrich Corp.	1,245	47
GrafTech International, Ltd. (Æ)	4,026	25
Herman Miller, Inc. (Ñ)	7,655	82
Hubbell, Inc. Class B (Ñ)	2,959	80
Joy Global, Inc. (Ñ)	3,042	65
Kennametal, Inc. (Ñ)	12,300	199
Kimball International, Inc. Class B (Ñ)	23,300	153
Knoll, Inc.	1,200	7
Ladish Co., Inc. (Æ)	2,663	19
Lam Research Corp. (Æ)(Ñ)	8,629	197
Lexmark International, Inc. Class A (Æ)(Ñ)	11,636	196
Lincoln Electric Holdings, Inc. (Ñ)	1,743	55
LTX-Credence Corp. (Æ)	7,232	2
MasTec, Inc. (Æ)(Ñ)	20,875	252
MDC Holdings, Inc. (Ñ)	2,510	78
Meritage Homes Corp. (Æ)(Ñ)	7,200	82
Mettler-Toledo International, Inc. (Æ)(Ñ)	975	50

14	Aggressive Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — March 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

NACCO Industries, Inc. Class A	3,564	97
NVR, Inc. (Æ)(Ñ)	540	231
Orbital Sciences Corp. (Æ)	1,358	16
Park-Ohio Holdings Corp. (Æ)(Ñ)	1,100	4
Perceptron, Inc. (Æ)	40,269	143
Plantronics, Inc. (Ñ)	6,600	80
Pulte Homes, Inc. (Ñ)	13,026	142
Regal-Beloit Corp. (Ñ)	255	8
Ritchie Bros Auctioneers, Inc. (Ñ)	3,130	58
Robbins & Myers, Inc. (Ñ)	7,527	114
SBA Communications Corp. Class A (Æ)	10,205	238
Standex International Corp.	57	1
Steelcase, Inc. Class A (Ñ)	9,417	47
Symmetricom, Inc. (Æ)(Ñ)	5,509	19
Technitrol, Inc. (Ñ)	3,300	6
Tecumseh Products Co. Class A (Æ)	1,198	5
Thermadyne Holdings Corp. (Æ)	3,354	7
Thomas & Betts Corp. (Æ)	3,825	96
Ultratech, Inc. (Æ)(Ñ)	2,739	34
Waters Corp. (Æ)(Ñ)	2,775	103

		5,399

Technology - 14.7%
3Com Corp. (Æ)	68,674	212
ACI Worldwide, Inc. (Æ)	7,100	133
Acxiom Corp. (Ñ)	29,143	216
Adaptec, Inc. (Æ)(Ñ)	91,006	218
ADC Telecommunications, Inc. (Æ)(Ñ)	17,500	77
Affiliated Computer Services, Inc. Class A (Æ)	8,551	410
Akamai Technologies, Inc. (Æ)(Ñ)	5,000	97
American Reprographics Co. (Æ)	12,128	43
Amkor Technology, Inc. (Æ)(Ñ)	30,300	81
Amphenol Corp. Class A	11,206	319
Ansys, Inc. (Æ)(Ñ)	6,176	155
ArcSight, Inc. (Æ)	11,700	149
Ariba, Inc. (Æ)(Ñ)	16,830	147
Arrow Electronics, Inc. (Æ)(Ñ)	5,054	96
AsiaInfo Holdings, Inc. (Æ)(Ñ)	2,625	44
Atmel Corp. (Æ)	28,500	103
Avnet, Inc. (Æ)	4,045	71
Avocent Corp. (Æ)(Ñ)	351	4
AVX Corp. (Ñ)	22,800	207
Benchmark Electronics, Inc. (Æ)	16,600	186
BMC Software, Inc. (Æ)(Ñ)	2,642	87
Bookham, Inc. (Æ)(Ñ)	3,600	2
Broadcom Corp. Class A (Æ)(Ñ)	9,613	192
Celestica, Inc. (Æ)(Ñ)	18,350	65
Ciber, Inc. (Æ)(Ñ)	28,800	79
Cogo Group, Inc. (Æ)(Ñ)	7,100	47
Compellent Technologies, Inc. (Æ)(Ñ)	4,375	48
Computer Sciences Corp. (Æ)	2,159	80
Compuware Corp. (Æ)(Ñ)	29,376	194
COMSYS IT Partners, Inc. (Æ)	600	1
Constant Contact, Inc. (Æ)(Ñ)	8,950	125
CSG Systems International, Inc. (Æ)(Ñ)	4,697	67
Cubic Corp.	4,900	124

	Principal Amount ($) or Shares	Market Value $
Digital River, Inc. (Æ)(Ñ)	3,635	108
DSP Group, Inc. (Æ)(Ñ)	6,489	28
Emulex Corp. (Æ)	3,000	15
EPIQ Systems, Inc. (Æ)(Ñ)	5,900	106
Equinix, Inc. (Æ)(Ñ)	9,821	551
Extreme Networks (Æ)(Ñ)	1,508	2
F5 Networks, Inc. (Æ)(Ñ)	3,442	72
Flextronics International, Ltd. (Æ)(Ñ)	72,775	210
Harris Stratex Networks, Inc. Class A (Æ)(Ñ)	1,600	6
Hittite Microwave Corp. (Æ)(Ñ)	5,370	168
i2 Technologies, Inc. (Æ)(Ñ)	1,500	12
II-VI, Inc. (Æ)	78	1
Imation Corp.	2,366	18
Informatica Corp. (Æ)	7,690	102
Ingram Micro, Inc. Class A (Æ)	26,560	336
Integrated Device Technology, Inc. (Æ)	34,292	156
InterDigital, Inc. (Æ)(Ñ)	1,612	42
International Rectifier Corp. (Æ)(Ñ)	19,233	260
Intersil Corp. Class A	12,000	138
Intuit, Inc. (Æ)(Ñ)	5,045	136
j2 Global Communications, Inc. (Æ)	4,190	92
Jabil Circuit, Inc. (Ñ)	65,400	364
JDA Software Group, Inc. (Æ)	3,700	43
JDS Uniphase Corp. (Æ)	17,974	58
Longtop Financial Technologies, Ltd. - ADR (Æ)(Ñ)	5,100	108
LSI Corp. (Æ)(Ñ)	5,066	15
Macrovision Solutions Corp. (Æ)(Ñ)	11,590	206
Mantech International Corp. Class A (Æ)	2,500	105
Marvell Technology Group, Ltd. (Æ)	29,223	268
Methode Electronics, Inc. (Ñ)	2,900	10
Micrel, Inc.	14,190	100
Microchip Technology, Inc. (Ñ)	9,747	207
Micros Systems, Inc. (Æ)(Ñ)	11,498	216
MicroStrategy, Inc. Class A (Æ)	1,621	55
Monolithic Power Systems, Inc. (Æ)(Ñ)	8,490	132
National Instruments Corp. (Ñ)	7,400	138
National Semiconductor Corp. (Ñ)	3,232	33
NCR Corp. (Æ)	3,316	26
Ness Technologies, Inc. (Æ)	2,700	8
NetApp, Inc. (Æ)(Ñ)	12,495	185
Netlogic Microsystems, Inc. (Æ)(Ñ)	8,117	223
Netscout Systems, Inc. (Æ)	9,647	69
Nice Systems, Ltd. - ADR (Æ)	15,735	391
Novell, Inc. (Æ)	35,900	153
Nuance Communications, Inc. (Æ)	7,113	77
Nvidia Corp. (Æ)(Ñ)	13,873	137
Omniture, Inc. (Æ)(Ñ)	1,150	15
Omnivision Technologies, Inc. (Æ)(Ñ)	5,400	36
OSI Systems, Inc. (Æ)(Ñ)	13,487	206
Pegasystems, Inc.	10,151	189
PerkinElmer, Inc. (Ñ)	10,740	137
Perot Systems Corp. Class A (Æ)	6,792	87
QLogic Corp. (Æ)	6,413	71
Quantum Corp. (Æ)(Ñ)	7,400	5
SAIC, Inc. (Æ)	26,871	502
Sanmina-SCI Corp. (Æ)	90,700	28

Aggressive Equity Fund	15

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — March 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Seagate Technology	15,145	91
Semtech Corp. (Æ)	1,051	14
Silicon Image, Inc. (Æ)(Ñ)	9,653	23
Siliconware Precision Industries Co. - ADR	12,709	74
Skyworks Solutions, Inc. (Æ)(Ñ)	1,941	16
Solera Holdings, Inc. (Æ)	18,134	449
Standard Microsystems Corp. (Æ)	167	3
Starent Networks Corp. (Æ)(Ñ)	6,875	109
Sybase, Inc. (Æ)(Ñ)	13,028	395
Sykes Enterprises, Inc. (Æ)(Ñ)	4,283	71
Synaptics, Inc. (Æ)(Ñ)	4,506	121
Syniverse Holdings, Inc. (Æ)	21,257	335
SYNNEX Corp. (Æ)(Ñ)	10,600	209
Synopsys, Inc. (Æ)(Ñ)	10,612	220
TeleCommunication Systems, Inc. (Æ)(Ñ)	19,450	178
Tellabs, Inc. (Æ)	42,800	196
Teradata Corp. (Æ)(Ñ)	2,282	37
TIBCO Software, Inc. (Æ)	14,555	85
Tier Technologies, Inc. Class B (Æ)	44,494	206
Trimble Navigation, Ltd. (Æ)(Ñ)	2,585	39
TTM Technologies, Inc. (Æ)(Ñ)	3,400	20
Tyler Technologies, Inc. (Æ)(Ñ)	8,100	119
Utstarcom, Inc. (Æ)(Ñ)	10,141	8
Varian Semiconductor Equipment Associates, Inc. (Æ)(Ñ)	9,544	207
Verint Systems, Inc. (Æ)(Ñ)	5,209	18
Vignette Corp. (Æ)(Ñ)	1,746	12
Vishay Intertechnology, Inc. (Æ)(Ñ)	90,695	316
Volterra Semiconductor Corp. (Æ)(Ñ)	2,830	24
Western Digital Corp. (Æ)	10,750	208
White Electronic Designs Corp. (Æ)	83,002	333
Wind River Systems, Inc. (Æ)(Ñ)	5,712	37
Xilinx, Inc.	5,932	114

		15,528

Utilities - 5.3%
AGL Resources, Inc.	9,382	249
Allete, Inc. (Ñ)	3,300	88
Alliant Energy Corp. (Ñ)	8,033	198
Atlantic Tele-Network, Inc. (Ñ)	1,600	31
Atmos Energy Corp.	19,709	456
Avista Corp.	9,219	127
California Water Service Group (Ñ)	2,500	105
CenturyTel, Inc. (Ñ)	12,256	345
DTE Energy Co.	1,407	39
El Paso Electric Co. (Æ)(Ñ)	5,072	71
Embarq Corp. (Ñ)	1,415	53
Empire District Electric Co. (The) (Ñ)	675	10
Energen Corp. (Ñ)	10,042	292
Hawaiian Electric Industries, Inc. (Ñ)	2,400	33
Idacorp, Inc.	8,860	207
Integrys Energy Group, Inc. (Ñ)	600	16
Iowa Telecommunications Services, Inc. (Ñ)	4,247	49
Laclede Group, Inc. (The)	2,300	90

	Principal Amount ($) or Shares	Market Value $
Leap Wireless International, Inc. (Æ)(Ñ)	6,185	216
MDU Resources Group, Inc.	5,238	84
Mirant Corp. (Æ)	4,600	52
Neutral Tandem, Inc. (Æ)(Ñ)	10,850	267
New Jersey Resources Corp.	9,350	318
Nicor, Inc. (Ñ)	4,400	146
NiSource, Inc.	12,200	119
Northwest Natural Gas Co.	2,300	100
NorthWestern Corp. (Ñ)	3,400	73
NV Energy, Inc.	9,427	88
OGE Energy Corp. (Ñ)	4,685	112
Pepco Holdings, Inc.	2,500	31
Portland General Electric Co.	12,949	228
Premiere Global Services, Inc. (Æ)	2,226	20
Southwest Gas Corp.	15,840	334
Southwest Water Co. (Ñ)	1,300	5
TECO Energy, Inc. (Ñ)	7,600	85
UGI Corp.	27,620	652
US Cellular Corp. (Æ)	1,516	50
USA Mobility, Inc.	8,430	78
Westar Energy, Inc. (Ñ)	2,318	41
Windstream Corp. (Ñ)	7,562	61

		5,619

Total Common Stocks (cost $124,217)		98,186

Warrants & Rights - 0.0%
United America Indemnity, Ltd. (Æ)	2,000	1

Total Warrants & Rights (cost $—)		1

Short-Term Investments - 7.6%
Russell Investment Company Russell Money Market Fund (£)	6,305,000	6,305
State Street Euro Commercial Paper 0.010% due 04/01/09	1,700	1,700

Total Short-Term Investments (cost $8,005)		8,005

Other Securities - 40.9%
State Street Securities Lending Quality Trust (×)	45,509,869	43,264

Total Other Securities (cost $45,510)		43,264

Total Investments - 141.4% (identified cost $177,732)		149,456

Other Assets and Liabilities, Net - (41.4%)		(43,755)

Net Assets - 100.0%		105,701

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of the financial statements.

16	Aggressive Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — March 31, 2009 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Russell 2000 Mini Index (CME)	176	USD	7,415	06/09	957

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					957

See accompanying notes which are an integral part of the financial statements.

Aggressive Equity Fund	17

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments — March 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 85.7%
Australia - 2.2%
ABC Learning Centres, Ltd. (Æ)	5,058	2
AGL Energy, Ltd.	2,214	23
Allco Finance Group, Ltd. (Æ)	99,445	10
Amcor, Ltd.	13,135	41
Ansell, Ltd. - GDR	9,654	58
ASX, Ltd. (Ñ)	817	17
Austereo Group, Ltd.	862	1
Australia & New Zealand Banking Group, Ltd.	11,573	127
Australian Worldwide Exploration, Ltd.	14,226	24
AWB, Ltd.	36,728	32
AXA Asia Pacific Holdings, Ltd.	8,105	19
BHP Billiton, Ltd.	23,727	529
Billabong International, Ltd.	5,241	31
BlueScope Steel, Ltd.	39,778	71
Boral, Ltd. (Ñ)	12,065	30
Brambles, Ltd.	12,055	40
Centennial Coal Co., Ltd.	16,927	24
CFS Retail Property Trust (ö)	11,495	13
Challenger Financial Services Group, Ltd.	28,583	29
Coca-Cola Amatil, Ltd.	2,513	15
Commonwealth Bank of Australia	8,544	207
CSL, Ltd.	22,949	519
David Jones, Ltd. (Ñ)	18,052	35
Dexus Property Group (ö)	24,762	13
Downer EDI, Ltd.	16,300	51
Felix Resources, Ltd.	4,940	30
Foster’s Group, Ltd.	26,561	94
GPT Group (ö)	31,085	9
Lend Lease Corp., Ltd.	1,134	5
Macquarie Airports	25,840	33
Macquarie Infrastructure Group	8,663	9
Metcash, Ltd.	14,233	40
National Australia Bank, Ltd.	36,159	507
Newcrest Mining, Ltd.	37,483	850
Origin Energy, Ltd.	5,362	56
Qantas Airways, Ltd.	36,302	44
QBE Insurance Group, Ltd.	19,284	259
Rio Tinto, Ltd.	494	19
Santos, Ltd.	7,230	84
Seven Network, Ltd.	1,511	6
Sonic Healthcare, Ltd.	5,311	41
Stockland (ö)	10,270	22
Suncorp-Metway, Ltd.	23,241	97
TABCORP Holdings, Ltd.	9,698	44
Telstra Corp., Ltd.	43,915	98
Transpacific Industries Group, Ltd.	10,659	13
Wesfarmers, Ltd.	6,274	82
Westfield Group (ö)	13,318	93
Westpac Banking Corp.	19,473	259
Woolworths, Ltd.	6,698	117

		4,872

Austria - 0.3%
Erste Group Bank AG (Ñ)	30,847	528

	Principal Amount ($) or Shares	Market Value $
OMV AG	5,455	181

		709

Belgium - 0.3%
Delhaize Group	3,074	199
Euronav NV	1,470	22
Hansen Transmissions International NV (Æ)	193,827	275
Nationale A Portefeuille	1,525	71
Tessenderlo Chemie NV	3,588	109

		676

Bermuda - 0.5%
Cheung Kong Infrastructure Holdings, Ltd.	2,000	8
Chinese Estates Holdings, Ltd.	15,000	18
Esprit Holdings, Ltd.	9,252	48
Li & Fung, Ltd. (Ñ)	444,000	1,043
Mongolia Energy Co., Ltd. (Æ)	37,000	10
Noble Group, Ltd.	22,000	17
Orient Overseas International, Ltd.	6,300	16

		1,160

Brazil - 0.4%
Cia Vale do Rio Doce - ADR (Ñ)	32,200	428
Petroleo Brasileiro SA - ADR (Ñ)	16,700	509

		937

Canada - 1.9%
Agnico-Eagle Mines, Ltd.	7,100	404
Canadian National Railway Co.	32,910	1,167
Canadian Natural Resources, Ltd.	14,200	551
EnCana Corp.	24,217	991
Inmet Mining Corp.	11,220	278
Potash Corp. of Saskatchewan, Inc.	6,600	533
Yamana Gold, Inc. (Ñ)	33,600	311

		4,235

Cayman Islands - 0.2%
Baidu, Inc. - ADR (Æ)(Ñ)	2,200	389
Hopewell Highway Infrastructure, Ltd.	1,150	1
Hutchison Telecommunications International, Ltd.	71,457	22
Kingboard Chemical Holdings, Ltd.	4,000	8

		420

China - 0.3%
China Life Insurance Co., Ltd. Class H	91,000	299
China Merchants Bank Co., Ltd.	167,500	292
Ping An Insurance Group Co. of China, Ltd. Class H	23,000	138

		729

Czech Republic - 0.1%
Komercni Banka AS	3,057	305

18	Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — March 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Denmark - 0.3%
AP Moller - Maersk A/S	36	158
H Lundbeck A/S	5,081	87
Novo Nordisk A/S Series B	2,959	142
TDC A/S	4	—
Vestas Wind Systems A/S (Æ)	5,572	246

		633

Finland - 0.9%
Fortum OYJ (Ñ)	25,053	477
Nokia OYJ	124,803	1,461
UPM-Kymmene OYJ	19,619	113

		2,051

France - 12.1%
Air Liquide SA	14,512	1,179
Alcatel-Lucent - ADR (Æ)(Ñ)	131,114	247
Atos Origin SA	3,006	77
AXA SA	87,008	1,056
bioMerieux	120	9
BNP Paribas	19,739	814
Bouygues	5,312	189
Carrefour SA	40,043	1,561
Christian Dior SA	1,778	98
Ciments Francais SA	721	53
CNP Assurances	2,553	162
Credit Agricole SA	15,860	175
France Telecom SA	10,605	241
GDF Suez (Ñ)	54,888	1,887
Ipsen SA	7,036	270
Ipsos	466	10
L’Oreal SA	9,657	666
Lagardere SCA	3,419	96
Legrand SA (Ñ)	47,329	823
LVMH Moet Hennessy Louis Vuitton SA (Ñ)	37,595	2,357
M6-Metropole Television	3,241	53
Nexans SA	1,333	51
Pernod-Ricard SA (Ñ)	18,484	1,033
Sanofi-Aventis SA	44,419	2,493
Schneider Electric SA (Ñ)	27,110	1,800
Societe BIC SA	1,228	60
Societe Generale	2,323	91
Technip SA	11,910	420
Teleperformance - GDR	13,303	366
Thales SA	27,249	1,033
Total SA (Ñ)	79,041	3,920
UBISOFT Entertainment (Æ)	34,600	633
Unibail-Rodamco (ö)	140	20
Vallourec SA	2,836	263
Vivendi	90,692	2,396

		26,602

Germany - 7.1%
Allianz SE	11,061	932
BASF SE	11,681	355

	Principal Amount ($) or Shares	Market Value $
Bayer AG (Ñ)	32,885	1,575
Daimler AG (Ñ)	9,697	246
Deutsche Bank AG (Ñ)	15,296	622
Deutsche Boerse AG	9,700	586
Deutsche Lufthansa AG	13,022	142
Deutsche Post AG	1,101	12
Deutsche Postbank AG (Æ)(Ñ)	2,274	36
Deutsche Telekom AG	25,290	315
E.ON AG (Ñ)	34,466	959
GEA Group AG	8,726	93
Generali Deutschland Holding AG	243	18
Hannover Rueckversicherung AG (Æ)	14,074	449
Lanxess AG	3,537	60
Linde AG	28,310	1,924
Merck KGAA	15,070	1,330
Metro AG	31,976	1,057
MTU Aero Engines Holding AG	4,491	105
Muenchener Rueckversicherungs AG	1,973	241
RWE AG	3,282	231
SAP AG (Ñ)	43,416	1,542
Siemens AG	25,811	1,478
Symrise AG	78,667	933
ThyssenKrupp AG	4,559	80
Tognum AG	10,454	91
Volkswagen AG	548	169

		15,581

Hong Kong - 0.8%
BOC Hong Kong Holdings, Ltd.	37,500	38
Cheung Kong Holdings, Ltd.	59,030	509
CLP Holdings, Ltd.	16,500	113
CNOOC, Ltd.	376,000	373
Hang Lung Group, Ltd.	5,763	17
Hang Lung Properties, Ltd. - ADR	9,000	21
Hang Seng Bank, Ltd.	3,200	33
Henderson Land Development Co., Ltd.	5,000	19
Hong Kong & China Gas Co., Ltd. (Ñ)	10,000	16
Hong Kong Exchanges and Clearing, Ltd.	6,654	63
HongKong Electric Holdings	8,500	50
Hopewell Holdings, Ltd.	11,500	30
Hutchison Whampoa, Ltd.	13,000	64
Hysan Development Co., Ltd.	8,000	13
Industrial and Commercial Bank of China Asia, Ltd.	35,000	38
Link REIT (The) (ö)	83,500	165
New World Development, Ltd.	29,000	29
Sun Hung Kai Properties, Ltd.	7,667	69
Swire Pacific, Ltd.	9,000	60
Television Broadcasts, Ltd.	9,000	29
Wharf Holdings, Ltd.	13,000	33
Wheelock & Co., Ltd.	19,205	32

		1,814

India - 0.4%
Infosys Technologies, Ltd. - ADR (Ñ)	30,720	818

Non-U.S. Fund	19

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — March 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Indonesia - 0.0%
Telekomunikasi Indonesia Tbk PT - ADR	1,750	45

Israel - 0.4%
Teva Pharmaceutical Industries, Ltd. - ADR (Ñ)	18,900	851

Italy - 1.8%
Alleanza Assicurazioni SpA	84,588	477
Ansaldo STS SpA	35,278	561
Banca Popolare di Milano Scarl	23,364	116
Banco Popolare SC	6,123	28
Buzzi Unicem SpA	15,470	174
Credito Emiliano SpA	1,689	7
Davide Campari-Milano SpA	7,912	50
Enel SpA	23,244	111
ENI SpA	61,744	1,189
Indesit Co. SpA	7,935	19
Intesa Sanpaolo SpA (Æ)	203,749	560
Maire Tecnimont SpA	6,342	13
Mediaset SpA (Ñ)	37,720	169
Milano Assicurazioni SPA	6,076	14
Pirelli & C SpA	486,132	114
Prysmian SpA	7,526	75
Telecom Italia SpA	106,480	137
UniCredit SpA (Æ)	80,849	134

		3,948

Japan - 16.4%
Acom Co., Ltd. (Ñ)	830	24
Aeon Credit Service Co., Ltd. (Ñ)	45,000	409
Aiful Corp.	1	—
Aisin Seiki Co., Ltd.	6,100	98
Alps Electric Co., Ltd.	26,800	93
Amada Co., Ltd.	5,000	26
Aruze Corp. (Æ)	1	—
Astellas Pharma, Inc.	7,300	225
Bank of Yokohama, Ltd. (The)	149,776	643
Brother Industries, Ltd.	11,400	84
Canon Marketing Japan, Inc.	6,900	98
Canon, Inc.	83,630	2,439
Casio Computer Co., Ltd. (Ñ)	6,600	47
Central Glass Co., Ltd.	28,000	84
Chiyoda Corp. (Ñ)	12,000	65
Chubu Electric Power Co., Inc.	5,300	117
Circle K Sunkus Co., Ltd. (Ñ)	6,600	94
Coca-Cola West Co., Ltd. (Ñ)	2,200	35
COMSYS Holdings Corp.	5,000	42
Credit Saison Co., Ltd. (Ñ)	3,900	38
Dai Nippon Printing Co., Ltd.	11,000	102
Daiei, Inc. (The) (Æ)(Ñ)	14,800	45
Daifuku Co., Ltd.	9,500	52
Daiichi Sankyo Co., Ltd.	5,000	85
Daishi Bank, Ltd. (The)	4,000	16
Daito Trust Construction Co., Ltd.	700	23
Daiwa Securities Group, Inc.	33,750	149
Denso Corp. (Ñ)	13,600	275

	Principal Amount ($) or Shares	Market Value $
Doutor Nichires Holdings Co., Ltd.	3,000	39
Ebara Corp. (Æ)(Ñ)	29,000	64
Elpida Memory, Inc. (Æ)	5,900	41
Exedy Corp.	9	—
FamilyMart Co., Ltd.	2,100	64
Fanuc, Ltd.	22,380	1,534
Fuji Fire & Marine Insurance Co., Ltd. (The) (Æ)	314	—
Fuji Heavy Industries, Ltd.	14,000	47
Fuji Media Holdings, Inc.	504	566
FUJIFILM Holdings Corp.	4,800	105
Fujitsu, Ltd.	10,000	38
Furukawa Electric Co., Ltd. (Ñ)	7,000	20
Futaba Corp.	1	—
Glory, Ltd. (Ñ)	6,700	119
H2O Retailing Corp. (Ñ)	6,000	34
Hakuhodo DY Holdings, Inc.	450	19
Hanwa Co., Ltd.	16,000	40
Higo Bank, Ltd. (The)	4,000	23
Hino Motors, Ltd.	17,000	38
Hirose Electric Co., Ltd. (Ñ)	4,700	455
Hitachi Cable, Ltd.	6,000	12
Hitachi Capital Corp. (Ñ)	4,800	51
Hitachi High-Technologies Corp.	2,100	30
Hitachi Software Engineering Co., Ltd.	3,300	41
Hitachi, Ltd. (Ñ)	23,000	63
Hokkoku Bank, Ltd. (The) (Ñ)	9,000	32
Honda Motor Co., Ltd.	13,000	311
Hoya Corp.	66,800	1,322
IHI Corp. (Æ)	34,000	39
Inpex Holdings, Inc. (Ñ)	195	1,342
Isuzu Motors, Ltd.	64,000	79
Itoham Foods, Inc.	12,153	35
JFE Holdings, Inc. (Ñ)	2,300	51
JGC Corp.	6,000	68
Joyo Bank, Ltd. (The) (Ñ)	167,980	781
JSR Corp.	7,100	84
Kagoshima Bank, Ltd. (The)	9,000	63
Kaken Pharmaceutical Co., Ltd.	11,000	93
Kandenko Co., Ltd.	11,000	74
Kaneka Corp.	22,000	108
Kansai Electric Power Co., Inc. (The)	5,100	111
Kansai Paint Co., Ltd. (Ñ)	21,000	118
Kao Corp.	68,000	1,333
Kawasaki Kisen Kaisha, Ltd. (Ñ)	30,000	95
KDDI Corp.	17	80
Keihin Corp. (Ñ)	5,700	62
Keyence Corp.	3,537	665
Kinden Corp.	9,000	73
Komori Corp.	1,100	9
Konica Minolta Holdings, Inc.	24,500	212
Kose Corp. (Ñ)	56,350	1,054
Kyocera Corp.	1,100	74
Kyoei Steel, Ltd.	24	—
Lawson, Inc.	1,700	70
Lintec Corp.	3,500	44
Marubeni Corp. (Ñ)	6,000	19

20	Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — March 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Mazda Motor Corp. (Ñ)	18,000	30
MID Reit, Inc. Class A (ö)	160	271
Miraca Holdings, Inc.	1,500	30
Mitsubishi Electric Corp.	4,000	18
Mitsubishi Estate Co., Ltd.	8,000	91
Mitsubishi Materials Corp. (Ñ)	12,000	32
Mitsubishi Motors Corp. (Æ)(Ñ)	49,000	63
Mitsubishi UFJ Financial Group, Inc.	147,902	727
Mitsubishi UFJ Lease & Finance Co., Ltd. (Ñ)	2,610	55
Mitsui & Co., Ltd. (Ñ)	10,000	102
Mitsui Fudosan Co., Ltd.	7,000	77
Mitsui Mining & Smelting Co., Ltd. (Æ)	9,000	15
Mitsui OSK Lines, Ltd. (Ñ)	8,000	40
Mitsui Sumitomo Insurance Group Holdings, Inc.	24,730	580
Mizuho Financial Group, Inc. (Ñ)	51,500	100
Musashino Bank, Ltd. (The)	900	28
Nachi-Fujikoshi Corp.	1	—
Namco Bandai Holdings, Inc. (Ñ)	5,000	50
NEC Corp.	32,000	86
NEC Electronics Corp. (Æ)(Ñ)	9,300	56
Nichirei Corp.	24,000	86
Nihon Kohden Corp.	3,300	41
Nintendo Co., Ltd.	1,700	499
Nippon Building Fund, Inc. Class A (ö)	2	17
Nippon Electric Glass Co., Ltd.	56,000	398
Nippon Express Co., Ltd.	27,000	85
Nippon Kayaku Co., Ltd.	11,000	56
Nippon Konpo Unyu Soko Co., Ltd.	17	—
Nippon Mining Holdings, Inc.	10,500	42
Nippon Oil Corp.	11,000	55
Nippon Sheet Glass Co., Ltd. (Ñ)	39,000	98
Nippon Steel Corp. (Ñ)	26,000	70
Nippon Telegraph & Telephone Corp.	2,900	110
Nipponkoa Insurance Co., Ltd. (Ñ)	202,260	1,166
Nissan Motor Co., Ltd.	15,300	55
Nissan Shatai Co., Ltd. (Ñ)	6,000	35
Nisshin Seifun Group, Inc.	5,000	54
Nitto Denko Corp.	1,200	25
Nomura Holdings, Inc. (Ñ)	189,128	953
Nomura Research Institute, Ltd. (Ñ)	62,645	981
NTT DoCoMo, Inc.	86	117
OJI Paper Co., Ltd. (Ñ)	17,000	69
Okinawa Electric Power Co., Inc. (The)	800	43
OKUMA Corp.	14,000	53
Omron Corp.	4,000	47
ORIX Corp. (Ñ)	1,150	38
Osaka Gas Co., Ltd.	25,000	78
Pacific Metals Co., Ltd.	6,000	27
Panasonic Corp. (Ñ)	33,900	373
Promise Co., Ltd. (Ñ)	3,100	49
Rakuten, Inc. (Ñ)	791	378
Rohm Co., Ltd.	7,200	361
Sankyo Co., Ltd.	1,900	82
Seiko Epson Corp.	2,800	38
Seino Holdings Corp.	10,000	48

	Principal Amount ($) or Shares	Market Value $
Sekisui House, Ltd.	5,000	38
Seven & I Holdings Co., Ltd.	39,920	881
Sharp Corp. (Ñ)	7,000	56
Shima Seiki Manufacturing, Ltd. - GDR	200	4
Shin-Etsu Chemical Co., Ltd.	23,800	1,168
Shinsei Bank, Ltd. (Æ)(Ñ)	34,000	35
Showa Shell Sekiyu KK	8,000	74
SKY Perfect JSAT Holdings, Inc.	70	27
SMC Corp.	6,758	648
Snow Brand Milk Products Co., Ltd. (Ñ)	11,000	30
Softbank Corp. (Ñ)	19,400	248
Sony Corp. (Ñ)	7,100	146
Sugi Holdings Co., Ltd. - GDR (Ñ)	39,759	732
Sumitomo Bakelite Co., Ltd. (Ñ)	8,000	32
Sumitomo Corp.	6,900	60
Sumitomo Forestry Co., Ltd.	10,900	72
Sumitomo Metal Mining Co., Ltd.	2,000	19
Sumitomo Mitsui Financial Group, Inc. (Ñ)	4,200	148
Sumitomo Realty & Development Co., Ltd.	3,000	33
Sumitomo Trust & Banking Co., Ltd. (The)	119,093	462
Suzuken Co., Ltd.	2,400	63
Suzuki Motor Corp. (Ñ)	61,549	1,030
Taisho Pharmaceutical Co., Ltd.	1,000	19
Takara Holdings, Inc.	11,000	55
Takata Corp.	2	—
Takeda Pharmaceutical Co., Ltd.	7,100	246
TDK Corp.	1,800	68
THK Co., Ltd. (Ñ)	26,010	354
Toho Holdings Co., Ltd.	15	—
Tokai Rika Co., Ltd.	9,100	92
Tokai Rubber Industries, Inc.	4,500	35
Tokai Tokyo Financial Holdings	47	—
Tokio Marine Holdings, Inc.	2,600	64
Tokuyama Corp.	19,000	122
Tokyo Electric Power Co., Inc. (The)	5,400	135
Tokyo Electron, Ltd. (Ñ)	18,000	678
Tokyo Gas Co., Ltd.	27,000	94
Tokyo Steel Manufacturing Co., Ltd.	9,700	98
Toppan Printing Co., Ltd. (Ñ)	7,000	48
Toshiba TEC Corp.	11,779	30
Tosoh Corp.	12,000	23
Toyo Ink Manufacturing Co., Ltd.	2	—
Toyo Seikan Kaisha, Ltd.	4,400	65
Toyo Suisan Kaisha, Ltd.	2,000	41
Toyota Auto Body Co., Ltd.	6,700	99
Toyota Motor Corp.	15,100	484
TS Tech Co., Ltd.	3	—
Unicharm Corp. (Ñ)	2,800	171
United Urban Investment Corp. Class A (ö)	70	285
USS Co., Ltd.	900	40
West Japan Railway Co.	17	54
Yamaha Corp.	4,900	48
Yamato Holdings Co., Ltd. (Ñ)	5,000	47

		35,931

Malaysia - 0.2%
Sime Darby Berhad	264,555	416

Non-U.S. Fund	21

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — March 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Mauritius - 0.0%
Golden Agri-Resources, Ltd.	46,983	8

Mexico - 0.4%
America Movil SAB de CV Series L (Ñ)	15,340	416
Grupo Modelo SAB de CV	119,600	359

		775

Netherlands - 4.6%
Aegon NV (Æ)	27,747	109
Akzo Nobel NV	1,886	71
ASML Holding NV (Ñ)	52,125	923
CSM	5,748	67
European Aeronautic Defence and Space Co. NV (Ñ)	7,257	84
Heineken NV (Ñ)	111,908	3,187
Imtech NV	6,926	95
ING Groep NV (Æ)	31,792	178
James Hardie Industries NV (Æ)	15,603	46
Koninklijke Ahold NV	122,180	1,338
QIAGEN NV (Æ)	31,600	506
Royal KPN NV	74,794	1,000
SNS Reaal	14,380	51
STMicroelectronics NV (Ñ)	17,703	89
TNT NV	59,620	1,020
Unilever NV	6,915	137
Wolters Kluwer NV	71,040	1,153

		10,054

Netherlands Antilles - 0.0%
Hunter Douglas NV	1,257	29

Norway - 0.3%
StatoilHydro ASA	40,562	709

Portugal - 0.2%
Energias de Portugal SA (Ñ)	134,542	467

Russia - 0.4%
Gazprom OAO - ADR	33,016	485
Mobile Telesystems OJSC - ADR	10,700	320

		805

Singapore - 0.8%
Ascendas Real Estate Investment Trust (Æ)(ö)	5,000	4
CapitaMall Trust (Æ)(ö)(Ñ)	9,643	8
ComfortDelgro Corp., Ltd.	30,000	27
DBS Group Holdings, Ltd. (Ñ)	87,980	493
Jardine Cycle & Carriage, Ltd.	3,800	29
Keppel Corp., Ltd.	3,555	12
Oversea-Chinese Banking Corp., Ltd.	15,000	48
Pacific Century Regional Developments, Ltd.	53,000	6
SembCorp Industries, Ltd.	20,000	31
SembCorp Marine, Ltd.	28,000	33

	Principal Amount ($) or Shares	Market Value $
Singapore Airlines, Ltd.	4,970	33
Singapore Exchange, Ltd. (Ñ)	5,000	17
Singapore Petroleum Co., Ltd. (Ñ)	8,312	16
Singapore Technologies Engineering, Ltd. (Ñ)	7,000	11
Singapore Telecommunications, Ltd.	578,000	962
SMRT Corp., Ltd.	8,000	8
United Overseas Bank, Ltd.	6,572	42
Venture Corp., Ltd.	5,000	17
Wilmar International, Ltd.	11,000	23

		1,820

South Africa - 0.4%
Gold Fields, Ltd. - ADR (Ñ)	46,920	532
MTN Group, Ltd.	37,440	415

		947

South Korea - 1.0%
KB Financial Group, Inc. - ADR (Ñ)	8,738	212
Samsung Electronics Co., Ltd.	4,901	2,024

		2,236

Spain - 1.1%
Banco Bilbao Vizcaya Argentaria SA	41,658	338
Banco Santander SA	81,534	561
Criteria Caixacorp SA	1,133	4
Iberia Lineas Aereas de Espana	38,657	81
Inditex SA	10,253	399
Prosegur Cia de Seguridad SA	3,561	96
Repsol YPF SA	11,334	196
Telefonica SA	28,947	578
Union Fenosa SA	635	15
Vertice Trescientos Sesenta Grados SA (Æ)	2,748	2
Viscofan SA	1,858	36

		2,306

Sweden - 1.7%
Axfood AB (Ñ)	2,051	38
Electrolux AB (Ñ)	22,363	175
Hennes & Mauritz AB Class B (Ñ)	13,765	517
Intrum Justitia AB	3,441	23
Investor AB Class B (Ñ)	265	3
Loomis AB (Æ)	1,388	11
Nordea Bank AB (Ñ)	16,102	80
SAS AB (Æ)(Ñ)	7,286	4
Securitas AB Class B	12,625	92
Skanska AB Class B (Ñ)	7,026	60
Ssab Svenskt Stal AB Series A	15,060	128
Svenska Cellulosa AB Class B (Ñ)	23,007	175
Swedish Match AB (Ñ)	36,320	525
Tele2 AB Class B	17,944	151
Telefonaktiebolaget LM Ericsson Class B (Ñ)	216,958	1,763

		3,745

22	Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — March 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Switzerland - 9.0%
ABB, Ltd. (Æ)	46,717	652
Actelion, Ltd. (Æ)	18,920	864
Athris Holding AG (Æ)	30	21
Barry Callebaut AG (Æ)	46	21
Compagnie Financiere Richemont SA Class A	41,865	652
Credit Suisse Group AG	13,803	419
Givaudan SA	2,080	1,077
Helvetia Holding AG (Æ)	884	188
Jelmoli Holding AG	150	45
Julius Baer Holding AG	34,215	839
Nestle SA	188,886	6,394
Nobel Biocare Holding AG (Æ)	19,864	339
Novartis AG	30,232	1,141
Roche Holding AG	38,849	5,334
Schindler Holding AG	1,641	77
Sonova Holding AG	9,635	583
Swiss Reinsurance	12,969	212
Swisscom AG	147	41
Syngenta AG	1,405	282
UBS AG (Æ)	49,881	474
Zurich Financial Services AG	1,335	211

		19,866

Taiwan - 0.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	533,020	812
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR (Ñ)	126,730	1,134

		1,946

Thailand - 0.1%
Bangkok Bank PCL	96,730	206

United Kingdom - 17.1%
AMEC PLC - GDR	8,892	68
Anglo American PLC	10,609	180
Antofagasta PLC	130,244	940
ARM Holdings PLC	237,954	350
AstraZeneca PLC	12,105	429
Atkins WS PLC	15,307	109
Autonomy Corp. PLC (Æ)	30,700	575
Aviva PLC	67,866	210
BAE Systems PLC	85,687	411
Barclays PLC (Æ)	105,013	224
BBA Aviation PLC	53,185	63
BG Group PLC	52,076	789
BHP Billiton PLC	60,718	1,202
BP PLC	158,389	1,060
BP PLC - ADR (Ñ)	29,270	1,174
British American Tobacco PLC	24,869	576
British Land Co. PLC (ö)(Ñ)	3,139	16
BT Group PLC	90,874	102
Burberry Group PLC (Ñ)	89,180	357
Cable & Wireless PLC	39,756	79
Cadbury PLC	148,360	1,121
Capita Group PLC (The)	14,133	137

	Principal Amount ($) or Shares	Market Value $
Centrica PLC	35,610	116
Diageo PLC	215,190	2,430
Drax Group PLC	17,848	132
easyJet PLC (Æ)	132,382	531
Electrocomponents PLC	38,781	70
Experian PLC	211,015	1,322
GKN PLC	73,757	72
GlaxoSmithKline PLC	172,798	2,691
Hammerson PLC (ö)(Ñ)	2,600	10
Hays PLC	152,826	159
Home Retail Group PLC	20,327	65
HSBC Holdings PLC	126,876	718
IMI PLC	16,283	63
Imperial Tobacco Group PLC	18,517	416
Intercontinental Hotels Group PLC	14,343	109
Intermediate Capital Group PLC (Ñ)	33,568	146
Investec PLC	18,560	78
J Sainsbury PLC	114,400	513
Kesa Electricals PLC	63,883	86
Kingfisher PLC	293,005	628
Ladbrokes PLC	146,225	382
Land Securities Group PLC (ö)(Ñ)	1,609	10
Legal & General Group PLC	133,906	83
Lloyds Banking Group PLC	55,896	57
Michael Page International PLC	118,192	311
Mondi PLC	31,258	66
Next PLC	6,228	117
Reckitt Benckiser Group PLC	68,711	2,586
Regus PLC	85,736	90
Rio Tinto PLC	30,443	1,019
Royal Bank of Scotland Group PLC (Æ)	104,351	—
Royal Dutch Shell PLC Class A	76,120	1,711
Class B	22,731	498
Scottish & Southern Energy PLC	43,229	687
Smiths Group PLC	65,197	625
Standard Chartered PLC	134,637	1,670
Tate & Lyle PLC	32,340	121
Tesco PLC	140,989	675
Tomkins PLC	53,371	93
Treveria PLC (Æ)	530,920	59
Unilever PLC	1,151	22
United Utilities Group PLC	17,269	120
Vodafone Group PLC	864,294	1,510
Vodafone Group PLC - ADR (Ñ)	76,350	1,330
William Hill PLC	181,267	441
WM Morrison Supermarkets PLC	137,595	504
WPP PLC	397,694	2,236

		37,550

United States - 1.1%
Philip Morris International, Inc.	21,690	772
Synthes, Inc. (Æ)	13,676	1,521

		2,293

Total Common Stocks (cost $258,634)		188,495

Non-U.S. Fund	23

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — March 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Preferred Stocks - 0.6%
Germany - 0.6%
Fresenius SE	1,330	61
Henkel AG & Co. KGaA	37,917	1,031
Volkswagen AG	1,627	94

Total Preferred Stocks (cost $2,052)		1,186

Warrants & Rights - 0.0%
Belgium - 0.0%
Fortis (Æ)	10	—

Switzerland - 0.0%
Athris Holding AG (Æ) 2009 Warrants	—	3

United Kingdom - 0.0%
HSBC Holdings PLC (Æ)	26	52
William Hill PLC (Æ)	43	40

		92

Total Warrants & Rights (cost $162)		95

Short-Term Investments - 9.9%
United States - 9.9%
Russell Investment Company Russell Money Market Fund (£)	18,320,000	18,320
State Street Euro Commercial Paper 0.010% due 04/01/09	3,400	3,400

Total Short-Term Investments (cost $21,720)		21,720

Other Securities - 8.2%
State Street Securities Lending Quality Trust (×)	18,870,388	17,978

Total Other Securities (cost $18,870)		17,978

Total Investments - 104.4% (identified cost $301,438)		229,474

Other Assets and Liabilities, Net - (4.4%)		(9,616)

Net Assets - 100.0%		219,858

A portion of the portfolio has been fair value as of period end.

See accompanying notes which are an integral part of the financial statements.

24	Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — March 31, 2009 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
AEX Index (Netherlands)	26	EUR	2,006	04/09	33
CAC-40 Index (France)	177	EUR	4,969	04/09	113
DAX Index (Germany)	16	EUR	1,641	06/09	32
EUR STOXX 50 Index	200	EUR	3,986	06/09	123
FTSE-100 Index (UK)	161	GBP	6,255	06/09	191
IBEX Plus Index (Spain)	19	EUR	1,481	04/09	35
MIB-30 (Italy)	26	EUR	1,123	06/09	307
TOPIX Index (Japan)	105	JPY	815,850	06/09	815

Short Positions
DAX Index (Germany)	21	EUR	2,154	06/09	(43)
Hang Seng Index (Hong Kong)	10	HKD	6,778	04/09	20
OMX Stockholm 30 Index (Sweden)	56	SEK	3,611	04/09	8
SPI 200 Index (Australia)	48	AUD	4,279	06/09	(106)
TOPIX Index (Japan)	23	JPY	178,710	06/09	(165)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					1,363

See accompanying notes which are an integral part of the financial statements.

Non-U.S. Fund	25

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — March 31, 2009 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	43	AUD	63	04/02/09	1
USD	43	AUD	63	04/02/09	1
USD	399	AUD	607	06/17/09	21
USD	399	AUD	607	06/17/09	21
USD	399	AUD	607	06/17/09	21
USD	399	AUD	607	06/17/09	21
USD	653	AUD	995	06/17/09	35
USD	909	AUD	1,337	06/17/09	16
USD	40	CHF	45	04/01/09	—
USD	66	CHF	75	04/01/09	—
USD	88	CHF	104	06/17/09	3
USD	88	CHF	104	06/17/09	3
USD	88	CHF	104	06/17/09	3
USD	88	CHF	104	06/17/09	3
USD	279	CHF	313	06/17/09	(3)
USD	9	DKK	52	06/17/09	—
USD	17	DKK	98	06/17/09	—
USD	39	DKK	222	06/17/09	1
USD	39	DKK	222	06/17/09	1
USD	39	DKK	222	06/17/09	1
USD	39	DKK	222	06/17/09	1
USD	25	EUR	19	04/01/09	—
USD	25	EUR	19	04/01/09	—
USD	81	EUR	61	04/01/09	1
USD	176	EUR	132	04/01/09	—
USD	179	EUR	134	04/01/09	—
USD	25	EUR	19	04/02/09	—
USD	50	EUR	38	04/02/09	1
USD	132	EUR	100	04/02/09	1
USD	168	EUR	127	04/02/09	—
USD	25	EUR	19	04/03/09	—
USD	58	EUR	44	04/03/09	—
USD	73	EUR	55	04/03/09	—
USD	88	EUR	66	04/03/09	—
USD	1	EUR	1	06/17/09	—
USD	1	EUR	1	06/17/09	—
USD	1	EUR	1	06/17/09	—
USD	32	EUR	24	06/17/09	—
USD	38	EUR	30	06/17/09	2
USD	253	EUR	200	06/17/09	13
USD	404	EUR	297	06/17/09	(9)
USD	538	EUR	400	06/17/09	(7)
USD	900	EUR	700	06/17/09	30
USD	1,552	EUR	1,200	06/17/09	43
USD	2,754	EUR	2,185	06/17/09	149
USD	2,758	EUR	2,185	06/17/09	145
USD	2,763	EUR	2,185	06/17/09	140
USD	2,763	EUR	2,185	06/17/09	140
USD	41	GBP	28	04/01/09	—
USD	40	GBP	28	04/02/09	—
USD	66	GBP	47	04/02/09	1
USD	48	GBP	33	04/03/09	—
USD	1	GBP	1	06/17/09	—

Foreign Currency Exchange Contracts
Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	31	GBP	22	06/17/09	—
USD	88	GBP	63	06/17/09	2
USD	88	GBP	63	06/17/09	2
USD	88	GBP	63	06/17/09	2
USD	88	GBP	63	06/17/09	2
USD	212	GBP	150	06/17/09	3
USD	284	GBP	200	06/17/09	3
USD	293	GBP	200	06/17/09	(6)
USD	417	GBP	300	06/17/09	14
USD	547	GBP	373	06/17/09	(11)
USD	698	GBP	500	06/17/09	20
USD	1,044	GBP	743	06/17/09	22
USD	1,224	GBP	886	06/17/09	48
USD	1,224	GBP	886	06/17/09	48
USD	1,225	GBP	886	06/17/09	47
USD	1,225	GBP	886	06/17/09	47
USD	10	HKD	78	04/01/09	—
USD	9	HKD	68	06/17/09	—
USD	25	HKD	192	06/17/09	—
USD	29	HKD	223	06/17/09	—
USD	29	HKD	223	06/17/09	—
USD	29	HKD	223	06/17/09	—
USD	29	HKD	223	06/17/09	—
USD	25	JPY	2,437	04/01/09	—
USD	82	JPY	8,055	04/01/09	(1)
USD	104	JPY	10,050	04/01/09	(2)
USD	123	JPY	11,025	04/01/09	(11)
USD	25	JPY	2,408	04/02/09	(1)
USD	3	JPY	258	06/17/09	—
USD	11	JPY	1,067	06/17/09	—
USD	33	JPY	3,139	06/17/09	(1)
USD	43	JPY	4,153	06/17/09	(1)
USD	77	JPY	7,419	06/17/09	(2)
USD	153	JPY	14,837	06/17/09	(3)
USD	304	JPY	30,000	06/17/09	—
USD	307	JPY	30,000	06/17/09	(4)
USD	307	JPY	30,000	06/17/09	(4)
USD	309	JPY	30,000	06/17/09	(6)
USD	794	JPY	77,990	06/17/09	(5)
USD	794	JPY	77,990	06/17/09	(5)
USD	794	JPY	77,990	06/17/09	(5)
USD	794	JPY	77,990	06/17/09	(5)
USD	979	JPY	95,779	06/17/09	(10)
USD	1,540	JPY	150,000	06/17/09	(23)
USD	2,122	JPY	210,000	06/17/09	2
USD	2,123	JPY	210,000	06/17/09	1
USD	2,124	JPY	210,000	06/17/09	—
USD	2,125	JPY	210,000	06/17/09	(1)
USD	155	NZD	295	06/17/09	12
USD	155	NZD	295	06/17/09	12
USD	156	NZD	295	06/17/09	12
USD	156	NZD	295	06/17/09	12
USD	19	SEK	155	04/01/09	—

See accompanying notes which are an integral part of the financial statements.

26	Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — March 31, 2009 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	104	SEK	860	04/03/09	—
USD	1	SEK	7	06/17/09	—
USD	1	SEK	7	06/17/09	—
USD	4	SEK	33	06/17/09	—
USD	5	SEK	37	06/17/09	—
USD	19	SEK	154	06/17/09	—
USD	86	SEK	727	06/17/09	3
USD	86	SEK	727	06/17/09	2
USD	86	SEK	727	06/17/09	2
USD	86	SEK	727	06/17/09	3
USD	19	SGD	155	04/01/09	83
USD	1	SGD	1	06/17/09	—
USD	5	SGD	8	06/17/09	—
USD	6	SGD	9	06/17/09	—
USD	15	SGD	24	06/17/09	—
USD	15	SGD	24	06/17/09	—
USD	16	SGD	24	06/17/09	—
USD	16	SGD	24	06/17/09	—
AUD	60	USD	45	04/01/09	3
AUD	101	USD	68	06/17/09	(2)
AUD	209	USD	147	06/17/09	2
AUD	628	USD	439	06/17/09	5
AUD	1,256	USD	878	06/17/09	9
CHF	33	USD	29	04/01/09	—
CHF	46	USD	40	04/01/09	—
CHF	47	USD	41	04/01/09	—
CHF	29	USD	25	04/02/09	—
CHF	168	USD	146	04/02/09	(2)
CHF	29	USD	25	04/03/09	—
CHF	36	USD	30	06/17/09	(1)
CHF	46	USD	41	06/17/09	1
CHF	58	USD	51	06/17/09	—
DKK	53	USD	10	06/17/09	—
DKK	748	USD	137	06/17/09	4
EUR	41	USD	54	04/01/09	(1)
EUR	124	USD	163	04/01/09	(2)
EUR	131	USD	172	04/01/09	(2)
EUR	192	USD	255	04/01/09	(1)
EUR	220	USD	296	04/01/09	4
EUR	34	USD	46	06/17/09	1
EUR	135	USD	175	06/17/09	(4)
EUR	200	USD	266	06/17/09	—
EUR	300	USD	407	06/17/09	9
EUR	400	USD	538	06/17/09	7
EUR	506	USD	658	06/17/09	(14)
EUR	506	USD	658	06/17/09	(14)
EUR	506	USD	659	06/17/09	(14)
EUR	506	USD	658	06/17/09	(14)
EUR	600	USD	754	06/17/09	(43)
EUR	700	USD	885	06/17/09	(45)
EUR	2,000	USD	2,552	06/17/09	(106)
GBP	22	USD	31	04/01/09	—
GBP	49	USD	70	04/01/09	—

Foreign Currency Exchange Contracts
Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
GBP	62	USD	89	04/01/09	—
GBP	114	USD	164	04/01/09	—
GBP	144	USD	208	04/01/09	1
GBP	36	USD	52	04/02/09	(1)
GBP	100	USD	141	06/17/09	(3)
GBP	150	USD	214	06/17/09	(1)
GBP	150	USD	218	06/17/09	3
GBP	174	USD	252	06/17/09	3
GBP	350	USD	492	06/17/09	(11)
GBP	400	USD	563	06/17/09	(11)
GBP	493	USD	705	06/17/09	(2)
GBP	600	USD	831	06/17/09	(30)
HKD	22	USD	3	06/17/09	—
HKD	69	USD	9	06/17/09	—
JPY	1,240	USD	13	04/01/09	—
JPY	2,415	USD	21	04/01/09	(3)
JPY	2,516	USD	26	04/01/09	—
JPY	7,021	USD	71	04/01/09	—
JPY	13,174	USD	135	04/01/09	1
JPY	6,254	USD	65	04/02/09	1
JPY	8,221	USD	85	04/02/09	2
JPY	8,810	USD	91	04/02/09	2
JPY	9,271	USD	96	04/02/09	2
JPY	13,382	USD	137	06/17/09	1
JPY	30,000	USD	303	06/17/09	—
JPY	35,000	USD	357	06/17/09	3
JPY	40,000	USD	406	06/17/09	1
JPY	45,000	USD	463	06/17/09	8
JPY	50,000	USD	515	06/17/09	9
JPY	52,753	USD	538	06/17/09	4
JPY	60,000	USD	612	06/17/09	5
JPY	120,000	USD	1,223	06/17/09	9
NZD	17	USD	10	06/17/09	—
NZD	360	USD	189	06/17/09	(15)
SEK	7	USD	1	04/01/09	—
SEK	201	USD	25	04/01/09	—
SEK	292	USD	36	04/01/09	—
SEK	7	USD	1	04/02/09	—
SEK	219	USD	26	04/02/09	—
SEK	33	USD	4	04/03/09	—
SEK	48	USD	6	06/17/09	—
SEK	3,228	USD	405	06/17/09	11
SEK	3,890	USD	459	06/17/09	(14)
SEK	4,175	USD	504	06/17/09	(4)
SEK	4,177	USD	504	06/17/09	(4)
SGD	7	USD	5	06/17/09	—
SGD	78	USD	51	06/17/09	—

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					844

See accompanying notes which are an integral part of the financial statements.

Non-U.S. Fund	27

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — March 31, 2009 (Unaudited)

Amounts in thousands

Industry Diversification (Unaudited)	% of Net Assets	Market Value $

Auto and Transportation	3.4	7,721
Consumer Discretionary	8.7	18,517
Consumer Staples	12.9	28,112
Financial Services	21.8	48,607
Health Care	9.1	20,026
Integrated Oils	5.4	11,936
Materials and Processing	9.4	21,065
Miscellaneous	1.4	3,240
Other Energy	2.1	4,580
Producer Durables	7.4	17,042
Technology	6.5	14,234
Utilities	8.1	16,321
Warrants & Rights	—	95
Other Securities	8.2	17,978

Total Investments	104.4	229,474
Other Assets and Liabilities, Net	(4.4)	(9,616)

Net Assets	100.0	219,858

Geographic Diversification (Unaudited)	% of Net Assets	Market Value $

Africa	0.4	955
Asia	6.7	14,902
Europe	40.8	89,646
Japan	16.4	35,931
Latin America	1.5	3,292
Middle East	0.4	851
Netherlands Antilles	—	29
Other Regions	12.9	28,248
United Kingdom	17.1	37,642
Other Securities	8.2	17,978

Total Investments	104.4	229,474
Other Assets and Liabilities, Net	(4.4)	(9,616)

Net Assets	100.0	219,858

See accompanying notes which are an integral part of the financial statements.

28	Non-U.S. Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments — March 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Long-Term Investments - 127.1%
Asset-Backed Securities - 4.0%
Accredited Mortgage Loan Trust (Ê) Series 2004-2 Class A2 0.822% due 07/25/34	36	10
ACE Securities Corp. (Ê) Series 2003-OP1 Class M2 2.022% due 12/25/33	33	20
Series 2005-SD3 Class A 0.922% due 08/25/45	162	130
Aegis Asset Backed Securities Trust (Ê) Series 2003-3 Class M2 2.997% due 01/25/34	110	49
American Express Credit Account Master Trust (Ê)(Þ) Series 2004-C Class C 1.056% due 02/15/12	32	30
Ameriquest Mortgage Securities, Inc. (Ê) Series 2002-D Class M1 4.272% due 02/25/33	90	27
Series 2004-R8 Class A5 0.892% due 09/25/34	7	7
ARES CLO Funds (Ê)(Å) Series 2005-10A Class A3 1.549% due 09/18/17	935	703
BA Credit Card Trust (Ê) Series 2008-A1 Class A1 1.136% due 04/15/13	200	191
Bayview Financial Acquisition Trust Series 2006-A Class 1A3 5.865% due 02/28/41	190	100
Centex Home Equity (Ê) Series 2006-A Class AV4 0.772% due 06/25/36	700	286
CIT Mortgage Loan Trust (Ê)(Å) Series 2007-1 Class 2A1 1.522% due 10/25/37	302	226
Series 2007-1 Class 2A2 1.772% due 10/25/37	130	39
Series 2007-1 Class 2A3 1.972% due 10/25/37	180	49
Citigroup Mortgage Loan Trust, Inc. (Ê) Series 2007-AMC Class A2A 0.582% due 05/25/37	419	334
Continental Airlines, Inc. Series 991A 6.545% due 08/02/20	290	249
Countrywide Asset-Backed Certificates Series 2004-AB2 Class M3 (Ê) 1.122% due 05/25/36	95	12
Series 2004-BC1 Class M1 (Ê) 1.022% due 02/25/34	95	50
Series 2006-11 Class 1AF4 6.300% due 09/25/46	170	55
Countrywide Home Equity Loan Trust (Ê) Series 2006-HW Class 2A1B 0.706% due 11/15/36	494	130

	Principal Amount ($) or Shares	Market Value $
First Franklin Mortgage Loan Asset Backed Certificates (Ê) Series 2006-FF1 Class A3 0.572% due 11/25/36	95	84
Series 2007-FF1 Class A2B 0.612% due 01/25/38	1,000	382
GMAC Mortgage Corp. Loan Trust Series 2007-HE3 Class 2A1 7.000% due 09/25/37	76	25
GSAA Trust (Ê) Series 2006-2 Class 2A3 0.792% due 12/25/35	320	271
Series 2006-4 Class 1A2 5.926% due 03/25/36	212	48
Series 2006-4 Class 3A1 6.108% due 03/25/36	1,451	634
GSAMP Trust (Ê) Series 2003-HE2 Class M1 1.172% due 08/25/33	66	42
Series 2004-SEA Class A2A 0.812% due 03/25/34	22	21
HFC Home Equity Loan Asset Backed Certificates Series 2005-1 Class A (Ê) 0.835% due 01/20/34	196	129
Series 2006-4 Class A3V 0.695% due 03/20/36	800	462
Series 2007-1 Class AS (Ê) 0.745% due 03/20/36	782	434
Series 2007-3 Class APT (Ê) 1.745% due 11/20/36	346	220
HSI Asset Securitization Corp. Trust (Ê) Series 2006-HE2 Class 2A1 0.572% due 12/25/36	33	19
Indymac Residential Asset Backed Trust (Ê) Series 2006-H2 Class A 0.673% due 06/28/36	330	142
JP Morgan Mortgage Acquisition Corp. (Ê) Series 2007-CH4 Class A4 0.682% due 05/25/37	1,000	365
Lehman XS Trust (Ê)(Ø) Series 2005-1 Class 2A2 1.974% due 07/25/35	76	42
Series 2005-7N Class 1A1A
0.792% due 12/25/35	466	188
Series 2006-2N Class 1A2
0.862% due 02/25/46	205	43
Series 2006-16N Class A1A
0.602% due 11/25/46	101	95
Long Beach Mortgage Loan Trust (Ê)
Series 2004-4 Class 1A1
0.802% due 10/25/34	5	2
Series 2006-9 Class 2A1
0.582% due 10/25/36	167	160
Master Asset Backed Securities Trust (Ê)
Series 2003-WMC Class M2
2.997% due 08/25/33	57	17

Core Bond Fund	29

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Morgan Stanley ABS Capital I (Ê)
Series 2003-NC8 Class M3
3.672% due 09/25/33	30	4
Series 2006-HE7 Class A2A
0.572% due 09/25/36	167	158
Series 2007-HE2 Class A2B
0.612% due 01/25/37	1,043	429
New Century Home Equity Loan Trust (Ê) Series 2004-4 Class M2 1.052% due 02/25/35	215	135
Option One Mortgage Loan Trust (Ê)
Series 2003-2 Class M2
3.072% due 04/25/33	39	3
Series 2003-3 Class M3
3.522% due 06/25/33	28	3
Series 2003-4 Class M2
2.172% due 07/25/33	26	9
Park Place Securities, Inc. (Ê) Series 2005-WCW Class M1 0.972% due 09/25/35	210	90
Popular ABS Mortgage Pass-Through Trust Series 2005-6 Class A3 5.680% due 01/25/36	210	186
Renaissance Home Equity Loan Trust
Series 2005-1 Class M1
5.357% due 05/25/35	61	20
Series 2005-2 Class AF4
4.934% due 08/25/35	85	54
Series 2006-1 Class AF6
5.746% due 05/25/36	175	132
Residential Asset Mortgage Products, Inc.
Series 2003-RS1 Class AI6A
5.980% due 12/25/33	155	74
Series 2006-RZ4 Class A1A (Ê)
0.602% due 10/25/36	182	169
Residential Asset Securities Corp.
Series 2003-KS2 Class MI1
4.800% due 04/25/33	209	77
Series 2003-KS2 Class MI3
6.100% due 04/25/33	64	4
Series 2006-KS9 Class AI1 (Ê)
0.592% due 11/25/36	38	36
Series 2007-KS2 Class AI1 (Ê)
0.592% due 02/25/37	189	166
SBI Heloc Trust (Ê)(Þ) Series 2006-1A Class 1A2A 0.692% due 08/25/36	54	48
SLM Student Loan Trust (Ê)
Series 2007-3 Class A1
1.149% due 10/27/14	293	291
Series 2008-2 Class A1
1.459% due 01/26/15	90	89
Series 2008-7 Class A2
1.659% due 10/25/17	2,800	2,700
Small Business Administration Series 2000-P10 Class 1 7.449% due 08/10/10	5	5

	Principal Amount ($) or Shares	Market Value $
Soundview Home Equity Loan Trust Series 2006-WF1 Class A2 5.645% due 10/25/36	290	264
Structured Asset Investment Loan Trust (Ê) Series 2005-3 Class M2 0.962% due 04/25/35	120	12
Structured Asset Securities Corp. (Ê)
Series 2006-BC3 Class A2
0.572% due 10/25/36	76	66
Series 2007-BC3 Class 2A2
0.614% due 05/25/47	920	401

		12,147

Corporate Bonds and Notes - 19.1%
ACE Capital Trust II 9.700% due 04/01/30	175	136
Allied Waste North America, Inc. Series B 7.125% due 05/15/16	90	84
Allstate Life Global Funding Trusts 5.375% due 04/30/13	200	193
Altria Group, Inc. 9.700% due 11/10/18	275	299
American Express Bank FSB
Series BKNT
5.500% due 04/16/13	300	259
6.000% due 09/13/17	400	337
American Express Centurion Bank Series BKN1 6.000% due 09/13/17	400	337
American Express Co. 7.000% due 03/19/18	200	176
American General Finance Corp. 6.900% due 12/15/17	400	140
American International Group, Inc.
4.700% due 10/01/10	20	11
5.850% due 01/16/18	900	352
Americo Life, Inc. (Å) 7.875% due 05/01/13	75	49
Amgen, Inc. 6.900% due 06/01/38	1,000	1,027
Anheuser-Busch InBev Worldwide, Inc. (Þ) 7.750% due 01/15/19	350	349
ANZ Capital Trust (ƒ)(Þ) 4.484% due 12/31/49	225	187
Appalachian Power Co. Series O 5.650% due 08/15/12	65	65
ArcelorMittal USA, Inc. 6.500% due 04/15/14	210	165
Arizona Public Service Co.
5.800% due 06/30/14	100	92
6.250% due 08/01/16	150	132
AT&T, Inc.
4.950% due 01/15/13	200	203
5.500% due 02/01/18	200	193
6.300% due 01/15/38	975	856
6.400% due 05/15/38	400	356

30	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

BAC Capital Trust XV (Ê) 2.061% due 06/01/56	375	98
Bank of America Corp.
5.625% due 10/14/16	115	98
6.000% due 09/01/17	335	285
5.750% due 12/01/17	490	411
5.650% due 05/01/18	175	146
8.000% due 12/29/49 (ƒ)	2,200	881
Bank of America NA (Ê) Series BKNT 1.600% due 06/15/16	200	127
BankAmerica Capital III (Ê) Series * 1.664% due 01/15/27	350	116
Bear Stearns Cos. LLC (The)
1.486% due 07/19/10 (Ê)	600	591
6.950% due 08/10/12	600	611
7.250% due 02/01/18	645	666
Bellsouth Telecommunications, Inc. 7.000% due 12/01/95	245	193
BNP Paribas Capital Trust (ƒ)(Ñ)(Å) 9.003% due 12/29/49	450	203
Boardwalk Pipelines, LP 5.875% due 11/15/16	225	191
Burlington Northern Santa Fe Corp.
6.875% due 12/01/27	25	23
6.750% due 03/15/29	10	10
Calpine Construction Finance Co., LP and CCFC Finance Corp. (Ê)(Þ) 10.248% due 08/26/11	410	388
Caterpillar Financial Services Corp. 4.850% due 12/07/12	100	99
Catlin Insurance Co., Ltd. (ƒ)(Å) 7.249% due 12/31/49	100	27
CenterPoint Energy Houston Electric LLC (Ñ) Series J2 5.700% due 03/15/13	110	112
CenterPoint Energy Resources Corp.
6.125% due 11/01/17	50	43
Series B
7.875% due 04/01/13	295	302
Chubb Corp.
6.375% due 03/29/67	175	100
Series 1
6.500% due 05/15/38	50	48
Citigroup Capital XXI 8.300% due 12/21/57	650	313
Citigroup, Inc.
5.500% due 08/27/12	200	178
5.500% due 04/11/13	700	615
5.850% due 07/02/13	425	380
6.500% due 08/19/13	565	519
4.700% due 05/29/15	50	40
5.850% due 08/02/16	55	44
6.000% due 08/15/17	400	345
6.125% due 11/21/17	405	351

	Principal Amount ($) or Shares	Market Value $
6.125% due 08/25/36	300	161
5.875% due 05/29/37	150	115
6.875% due 03/05/38	175	153
CNA Financial Corp. 6.500% due 08/15/16	125	89
Columbus Southern Power Co. Series C 5.500% due 03/01/13	10	10
Comcast Cable Communications Holdings, Inc. 9.455% due 11/15/22	125	137
Comcast Cable Holdings LLC
9.800% due 02/01/12	180	193
7.875% due 08/01/13	245	248
Comcast Corp. 5.500% due 03/15/11	100	101
Comcast Holdings Corp. 10.625% due 07/15/12	125	138
Commonwealth Edison Co.
6.950% due 07/15/18	50	47
5.900% due 03/15/36	75	61
Series 105
5.400% due 12/15/11	125	125
Community Health Systems, Inc. Series WI 8.875% due 07/15/15	235	222
Continental Airlines, Inc. Series 071A 5.983% due 04/19/22	150	111
Countrywide Financial Corp. Series MTN 5.800% due 06/07/12	100	87
Countrywide Home Loans, Inc. Series MTNL 4.000% due 03/22/11	290	258
COX Communications, Inc. (Þ)
5.875% due 12/01/16	75	67
8.375% due 03/01/39	175	164
Credit Suisse USA, Inc.
5.500% due 08/15/13	45	44
4.875% due 01/15/15	55	52
CSC Holdings, Inc. Series WI 6.750% due 04/15/12	90	87
CSX Corp. 6.250% due 03/15/18	75	65
DCP Midstream LLC 6.875% due 02/01/11	20	20
Dell, Inc. (Ñ) 4.700% due 04/15/13	400	402
Delta Air Lines, Inc.
Series 00A2
7.570% due 11/18/10	205	186
Series 01A2
7.111% due 03/18/13	400	348
Detroit Edison Co. (The) 6.350% due 10/15/32	50	47

Core Bond Fund	31

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

DISH DBS Corp. 7.125% due 02/01/16	125	112
DPL, Inc. 6.875% due 09/01/11	193	198
El Paso Corp. 8.050% due 10/15/30	200	153
El Paso Natural Gas Co. 7.500% due 11/15/26	100	87
Energy Transfer Partners, LP
5.950% due 02/01/15	325	295
6.700% due 07/01/18	200	181
Enterprise Products Operating LLC
4.950% due 06/01/10	125	123
6.500% due 01/31/19 (Ñ)	100	92
8.375% due 08/01/66	100	67
Federal Express Corp. 7.600% due 07/01/97	75	67
Fifth Third Bancorp 8.250% due 03/01/38	1,100	674
FirstEnergy Corp.
Series B
6.450% due 11/15/11	280	280
Series C
7.375% due 11/15/31	125	102
Ford Motor Credit Co. LLC (Ñ) 7.875% due 06/15/10	200	165
Frontier Communications Corp. 9.250% due 05/15/11	125	127
General Electric Capital Corp.
5.625% due 05/01/18	230	200
5.875% due 01/14/38	300	214
6.375% due 11/15/67	1,900	923
Series GMTN (Ñ)
5.500% due 04/28/11	220	216
Series MTNA (Ê)
1.580% due 09/15/14	300	217
General Electric Co. 5.250% due 12/06/17	150	139
General Mills, Inc. 5.650% due 02/15/19	150	153
Goldman Sachs Group, Inc. (The)
4.500% due 06/15/10	125	125
4.750% due 07/15/13	350	321
6.250% due 09/01/17	600	556
6.150% due 04/01/18	150	137
7.500% due 02/15/19	550	549
6.750% due 10/01/37	800	541
Series MTNB (Ê)(Ñ)
1.523% due 07/22/15	100	70
GrafTech Finance, Inc. 10.250% due 02/15/12	12	11
HBOS PLC (Þ) 6.750% due 05/21/18	825	636
HCA, Inc.
9.125% due 11/15/14	125	117
9.250% due 11/15/16	235	214
HCP, Inc. 5.950% due 09/15/11	300	257

	Principal Amount ($) or Shares	Market Value $
Historic TW, Inc. 8.050% due 01/15/16	195	197
HSBC Finance Corp. (Ê) 1.491% due 05/10/10	100	85
ING Capital Funding Trust III (ƒ) 8.439% due 12/29/49	275	80
Inmarsat Finance PLC 10.375% due 11/15/12	125	128
International Lease Finance Corp. (Ñ) 4.950% due 02/01/11	100	66
International Paper Co. 5.850% due 10/30/12	110	93
Jackson National Life Fund LLC (Ê) 1.511% due 08/06/11	2,800	2,677
Jersey Central Power & Light Co. 5.625% due 05/01/16	90	85
JPMorgan Chase Capital XIII (Ê) Series M 2.182% due 09/30/34	480	194
JPMorgan Chase & Co.
5.375% due 01/15/14	170	167
6.000% due 01/15/18 (Ñ)	200	202
6.400% due 05/15/38	323	317
Series 1 (ƒ)
7.900% due 04/29/49	840	540
JPMorgan Chase Bank NA
Series BKNT
5.875% due 06/13/16	70	65
6.000% due 10/01/17	400	375
KCP&L Greater Missouri Operations Co. 11.875% due 07/01/12	220	231
Kerr-McGee Corp. 6.950% due 07/01/24	50	38
KeyBank NA (Ê) Series BKNT 3.511% due 06/02/10	300	289
Kinder Morgan Energy Partners, LP 5.950% due 02/15/18	700	637
Kraft Foods, Inc.
6.500% due 08/11/17	100	103
6.125% due 02/01/18	200	200
L-3 Communications Corp. Series B 6.375% due 10/15/15	125	118
Lehman Brothers Holdings, Inc. (Ø)
2.951% due 05/25/10	200	24
5.625% due 01/24/13	200	24
6.200% due 09/26/14	200	25
Zero coupon due 12/31/49	600	72
Manufacturers & Traders Trust Co. 5.585% due 12/28/20	84	62
Merrill Lynch & Co., Inc.
6.050% due 08/15/12	100	86
5.450% due 02/05/13	200	164
6.400% due 08/28/17	325	233
6.875% due 04/25/18	500	391

32	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

MetLife, Inc.
6.125% due 12/01/11	205	203
6.400% due 12/15/36	100	42
Series A
6.817% due 08/15/18	200	172
Metropolitan Life Global Funding I (Ê)(Þ) 1.278% due 05/17/10	400	378
Midamerican Energy Holdings Co.
5.750% due 04/01/18 (Ñ)	125	123
6.125% due 04/01/36	150	133
Mirant Mid Atlantic Trust Series A 8.625% due 06/30/12	294	293
Mohegan Tribal Gaming Authority (Ñ) 8.000% due 04/01/12	125	37
Morgan Stanley
3.338% due 05/14/10 (Ê)	400	390
2.165% due 03/01/13 (Ê)	600	604
1.593% due 10/18/16 (Ê)	435	292
5.450% due 01/09/17	225	197
6.250% due 08/28/17	100	93
5.950% due 12/28/17	125	114
6.625% due 04/01/18	450	429
Series GMTN
5.750% due 08/31/12	125	121
1.698% due 01/09/14 (Ê)	425	315
Nationwide Life Global Funding I (Ê)(Þ) 1.446% due 05/19/10	1,900	1,787
Nevada Power Co.
7.125% due 03/15/19	100	98
Series L
5.875% due 01/15/15	100	95
New Cingular Wireless Services, Inc. 7.875% due 03/01/11	150	160
News America Holdings, Inc.
7.900% due 12/01/95	90	76
8.250% due 10/17/96	20	18
News America, Inc. 6.650% due 11/15/37	150	112
NGPL Pipeco LLC (Þ) 6.514% due 12/15/12	200	191
Nisource Finance Corp.
7.875% due 11/15/10	125	123
10.750% due 03/15/16	100	101
6.400% due 03/15/18	145	117
Norfolk Southern Corp. 7.900% due 05/15/97	415	422
Ohio Power Co. (Ñ) Series F 5.500% due 02/15/13	20	20
Oncor Electric Delivery Co. (Þ) 6.800% due 09/01/18	550	539
ONEOK Partners, LP
6.650% due 10/01/36	100	75
6.850% due 10/15/37	100	77
Pacific Gas & Electric Co. 6.250% due 03/01/39	125	124

	Principal Amount ($) or Shares	Market Value $
Pfizer, Inc. 6.200% due 03/15/19	450	480
Philip Morris International, Inc.
5.650% due 05/16/18	350	348
6.375% due 05/16/38	100	97
Phoenix Life Insurance Co. (Þ) 7.150% due 12/15/34	150	21
PNC Bank NA Series BKNT 6.875% due 04/01/18	250	244
Progress Energy, Inc.
7.100% due 03/01/11	77	80
5.625% due 01/15/16	40	38
7.050% due 03/15/19 (Ñ)	200	204
Public Service Co. of New Mexico 7.950% due 05/15/18	260	228
Pulte Homes, Inc. (Ñ) 5.250% due 01/15/14	1,000	840
Qwest Communications International, Inc.
3.500% due 11/15/25	156	144
Series *
7.250% due 02/15/11	234	226
Qwest Corp. 7.625% due 06/15/15	100	90
RBS Capital Trust III (ƒ)(Ñ) 5.512% due 09/29/49	200	80
Reckson Operating Partnership, LP 5.150% due 01/15/11	92	78
Reed Elsevier Capital, Inc. 8.625% due 01/15/19	200	205
Reinsurance Group of America, Inc. 6.750% due 12/15/65	75	29
Roche Holdings, Inc. (Þ) 6.000% due 03/01/19	450	463
Sabine Pass LNG, LP 7.250% due 11/30/13	275	194
Simon Property Group, LP
5.600% due 09/01/11	200	178
5.300% due 05/30/13	395	323
6.100% due 05/01/16	130	103
6.125% due 05/30/18	175	138
SLM Corp.
5.400% due 10/25/11	100	62
5.125% due 08/27/12	75	40
8.450% due 06/15/18	100	54
Southern Union Co. 7.200% due 11/01/66	100	50
Sprint Nextel Corp. (Ê) 1.632% due 06/28/10	350	324
State Street Capital Trust III 8.250% due 03/15/42	200	118
Sun Life Financial Global Funding, LP (Ê)(Þ) 1.738% due 07/06/10	1,500	1,432
Swiss Re Capital I, LP (ƒ)(Þ) 6.854% due 05/29/49	225	69
Symetra Financial Corp. (Å) 6.125% due 04/01/16	150	116

Core Bond Fund	33

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Target Corp. (Ñ) 5.125% due 01/15/13	400	417
Tennessee Gas Pipeline Co.
8.000% due 02/01/16 (Þ)	200	200
7.000% due 10/15/28 (Ñ)	50	43
TEPPCO Partners, LP 6.650% due 04/15/18	250	215
Time Warner Cable, Inc.
Series WI
5.400% due 07/02/12	300	290
6.550% due 05/01/37	75	63
Time Warner, Inc. (Ñ) 5.875% due 11/15/16	400	379
TransCanada Pipelines, Ltd. 7.625% due 01/15/39	175	173
Travelers Cos., Inc. (The) 6.250% due 06/15/37	100	91
Union Electric Co. 6.400% due 06/15/17	205	197
Union Pacific Corp. 5.700% due 08/15/18	400	381
United States Steel Corp.
6.050% due 06/01/17	25	15
6.650% due 06/01/37	40	23
UnitedHealth Group, Inc.
5.250% due 03/15/11	95	96
4.875% due 02/15/13	200	195
6.000% due 06/15/17	35	33
Series WI
6.500% due 06/15/37	45	37
Valero Energy Corp. 6.625% due 06/15/37	225	159
Verizon Communications, Inc. 6.400% due 02/15/38	175	159
Verizon Wireless Capital LLC (Þ)
5.250% due 02/01/12	700	709
8.500% due 11/15/18	225	257
Wachovia Capital Trust III (ƒ) 5.800% due 03/29/49	125	45
Wachovia Corp.
5.500% due 05/01/13	450	415
5.625% due 10/15/16	100	77
5.750% due 06/15/17	155	138
5.750% due 02/01/18	500	443
Wells Fargo & Co.
5.625% due 12/11/17	800	730
Series K (ƒ)
7.980% due 02/28/49	3,585	1,685
Wells Fargo Capital XIII (ƒ) Series GMTN 7.700% due 12/29/49	175	83
Williams Cos., Inc. (Þ) 8.750% due 01/15/20	150	149
Windstream Corp. Series WI 8.625% due 08/01/16	125	123
XTO Energy, Inc. 6.500% due 12/15/18	325	323

	Principal Amount ($) or Shares	Market Value $
ZFS Finance USA Trust I (Þ) Series 144a 6.150% due 12/15/65	500	216

		58,303

International Debt - 5.6%
America Movil SAB de CV 5.500% due 03/01/14	100	96
ANZ National International, Ltd. (Þ) 6.200% due 07/19/13	600	579
Apidos CDO (Ê)(Å) Series 2007-CA Class A1 1.478% due 05/14/20	500	328
ArcelorMittal Series WI 6.125% due 06/01/18	300	217
AstraZeneca PLC 5.900% due 09/15/17	100	106
AXA SA (ƒ)(Þ) 6.463% due 12/14/18	100	36
Ballyrock CDO, Ltd. (Ê)(Å) Series 2005-3A Class A2 1.389% due 07/25/17	1,000	749
Barclays Bank PLC
5.450% due 09/12/12	1,300	1,316
6.050% due 12/04/17 (Þ)	200	157
Barrick Gold Corp. 6.950% due 04/01/19	135	136
Barrick Gold Financeco LLC (Ñ) 6.125% due 09/15/13	270	278
BAT International Finance PLC (Þ) 9.500% due 11/15/18	200	227
Black Diamond CLO, Ltd. (Ê)(Å) Series 2007-1A Class AD 1.434% due 04/29/19	1,000	665
BNP Paribas (ƒ)(Þ) 5.186% due 06/29/49	300	123
Canadian Natural Resources, Ltd.
5.150% due 02/01/13	100	95
5.700% due 05/15/17	75	67
6.500% due 02/15/37	100	78
CODELCO (Þ) 7.500% due 01/15/19	200	227
Credit Suisse NY
5.000% due 05/15/13	330	319
6.000% due 02/15/18	450	392
Deutsche Bank AG 6.000% due 09/01/17	600	580
Deutsche Telekom International Finance BV
5.375% due 03/23/11	75	76
8.750% due 06/15/30	100	107
Electricite De France (Þ)
5.500% due 01/26/14	650	690
6.500% due 01/26/19	200	206
6.950% due 01/26/39	200	198

34	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

EnCana Corp. 6.500% due 02/01/38	225	193
Endurance Specialty Holdings, Ltd. 6.150% due 10/15/15	100	79
Enel Finance International SA (Þ) 6.250% due 09/15/17	600	544
HSBC Holdings PLC
6.500% due 05/02/36	100	83
6.500% due 09/15/37	100	82
Impress Holdings B.V. 5.737% due 09/15/13	125	126
Indonesia Government International Bond (Þ) 11.625% due 03/04/19	100	109
Ispat Inland ULC 9.750% due 04/01/14	554	504
Korea Development Bank (Ê) 1.565% due 04/03/10	900	875
Korea Electric Power Corp. (Þ) 5.125% due 04/23/34	60	53
Loomis Sayles CBO (Ê)(Å) Series 2006-1A Class A 1.389% due 10/26/20	1,500	945
MUFG Capital Finance 1, Ltd. (ƒ)(Ñ) 6.346% due 07/29/49	200	134
National Australia Bank, Ltd. (Þ) 5.350% due 06/12/13	800	774
Petroleos Mexicanos (Þ) 8.000% due 05/03/19	320	312
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Þ) 5.838% due 09/30/27	250	191
Republic of Peru 7.125% due 03/30/19	180	182
Resona Bank, Ltd. (ƒ)(Þ) 5.850% due 09/29/49	100	51
Resona Preferred Global Securities Cayman, Ltd. (ƒ)(Þ) 7.191% due 12/29/49	325	149
Rogers Communications, Inc. 6.800% due 08/15/18	200	200
Royal Bank of Scotland Group PLC (ƒ)
6.990% due 10/29/49 (Þ)	450	198
Series 1
9.118% due 03/31/49	700	343
Santander Perpetual SA Unipersonal (ƒ)(Þ) 6.671% due 10/29/49	300	165
SMFG Preferred Capital USD 1, Ltd. (ƒ)(Þ) 6.078% due 01/29/49	100	61
Sumitomo Mitsui Banking Corp. (ƒ)(Þ) 5.625% due 07/29/49	300	190
Systems 2001 AT LLC (Þ) 7.156% due 12/15/11	69	60
Telecom Italia Capital SA
6.200% due 07/18/11	255	250
7.721% due 06/04/38	200	166
Thomson Reuters Corp. 6.500% due 07/15/18	225	210

	Principal Amount ($) or Shares	Market Value $
TransCapitalInvest, Ltd. for OJSC AK Transneft (Þ) 8.700% due 08/07/18	100	87
Transocean, Ltd. 6.800% due 03/15/38	150	132
UBS AG
2.154% due 05/05/10 (Ê)	700	698
Series DPNT
5.875% due 12/20/17	400	344
5.750% due 04/25/18	100	84
UBS Luxembourg SA for OJSC Vimpel Communications Series REGS 8.250% due 05/23/16	100	61
Vale Inco, Ltd. 5.700% due 10/15/15	175	155
WEA Finance LLC/WCI Finance LLC (Å) 5.400% due 10/01/12	125	104
Westfield Capital Corp., Ltd./WT Finance Aust Pty Ltd/WEA Finance LLC (Þ) 5.125% due 11/15/14	125	97
Xstrata Canada Corp.
7.250% due 07/15/12	50	42
6.000% due 10/15/15	45	32

		17,113

Loan Agreements - 0.8%
Adam Aircraft Industries, Term Loan Zero coupon due 05/01/12 (Ø)(Å)	56	3
HCA, Inc. (Ê) 2.720% due 11/18/12	488	421
Kelson Holdings, Inc., First Lien Term Loan 4.710% due 03/08/13	1,000	769
NRG Energy, Inc. Term Loan B (Ê) 6.480% due 02/01/13	1,579	1,326

		2,519

Mortgage-Backed Securities - 91.0%
ABN Amro Mortgage Corp. Series 2003-13 Class A3 5.500% due 01/25/34	1,734	1,422
Access Group, Inc. (Ê) Series 2008-1 Class A 2.459% due 10/27/25	889	821
Adjustable Rate Mortgage Trust (Ê)
Series 2004-5 Class 2A1
5.000% due 04/25/35	74	41
Series 2005-3 Class 8A2
0.762% due 07/25/35	114	46
American Home Mortgage Assets (Ê) Series 2007-4 Class A2 0.712% due 08/25/37	1,060	313
American Home Mortgage Investment Trust (Ê) Series 2004-4 Class 4A 4.390% due 02/25/45	101	56

Core Bond Fund	35

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Banc of America Alternative Loan Trust
Series 2003-2 Class CB2 (Ê)
1.022% due 04/25/33	68	57
Series 2003-10 Class 2A2 (Ê)
0.972% due 12/25/33	172	125
Series 2006-5 Class CB17
6.000% due 06/25/46	193	115
Banc of America Commercial Mortgage, Inc.
Series 2004-3 Class A3
4.875% due 06/10/39	198	198
Series 2005-2 Class A4
4.783% due 07/10/43	333	270
Series 2005-3 Class A2
4.501% due 07/10/43	150	140
Series 2005-5 Class A4
5.115% due 10/10/45	500	383
Series 2006-1 Class A4
5.372% due 09/10/45	280	207
Series 2006-2 Class A4 (Ê)
5.740% due 05/10/45	200	148
Banc of America Funding Corp.
Series 2005-D Class A1 (Ê)
4.141% due 05/25/35	120	86
Series 2006-3 Class 5A8
5.500% due 03/25/36	475	363
Series 2006-A Class 3A2 (Ê)
5.840% due 02/20/36	158	71
Series 2006-A Class 4A1 (Ê)
5.562% due 02/20/36	416	243
Series 2006-B Class 1A1
6.171% due 11/20/36	117	50
Banc of America Mortgage Securities, Inc.
Series 2003-9 Class 1A12 (Ê)
0.972% due 12/25/33	314	287
Series 2004-1 Class 5A1
6.500% due 09/25/33	11	11
Series 2004-2 Class 1A9 (Ê)
0.972% due 03/25/34	164	144
Series 2004-11 Class 2A1
5.750% due 01/25/35	367	317
Series 2005-H Class 2A5 (Ê)
4.803% due 09/25/35	220	113
Series 2005-L Class 3A1 (Ê)
5.459% due 01/25/36	213	156
Series 2006-2 Class A15
6.000% due 07/25/36	197	163
Series 2006-B Class 1A1 6.171% due 11/20/36	117	50
Bear Stearns Adjustable Rate Mortgage Trust (Ê)
Series 2003-1 Class 6A1
5.037% due 04/25/33	52	44
Series 2003-8 Class 4A1
5.211% due 01/25/34	87	59
Series 2004-1 Class 21A1
4.991% due 04/25/34	74	49

	Principal Amount ($) or Shares	Market Value $
Series 2004-9 Class 22A1
4.791% due 11/25/34	79	58
Series 2005-2 Class A1
2.940% due 03/25/35	1,198	813
Series 2005-3 Class 2A1
5.083% due 06/25/35	272	158
Bear Stearns Alt-A Trust (Ê)
Series 2005-4 Class 23A1
5.365% due 05/25/35	204	110
Series 2005-7 Class 22A1
5.493% due 09/25/35	97	48
Series 2006-4 Class 13A1
0.682% due 08/25/36	759	274
Bear Stearns Alt-A Trust II (Ê) Series 2007-1 Class 1A1 6.163% due 09/25/47	844	356
Bear Stearns Commercial Mortgage Securities
Series 2005-T20 Class A4A
5.151% due 10/12/42	600	480
Series 2006-PW1 Class A4
5.540% due 09/11/41	1,000	830
Bear Stearns Mortgage Funding Trust (Ê)
Series 2006-AR2 Class 1A1
0.722% due 09/25/46	805	283
Series 2006-AR2 Class 2A1
0.752% due 10/25/36	697	247
Chase Mortgage Finance Corp.
Series 2003-S8 Class A1
4.500% due 09/25/18	127	125
Series 2006-S4 Class A3
6.000% due 12/25/36	204	174
Series 2006-S4 Class A4
6.000% due 12/25/36	126	123
Series 2007-A1 Class 1A3 (Ê)
4.966% due 02/25/37	525	410
Citigroup Commercial Mortgage Trust Series 2006-C4 Class A3 5.726% due 03/15/49	330	247
Citigroup Mortgage Loan Trust, Inc. (Ê)
Series 2005-11 Class A2A
4.700% due 12/25/35	70	53
Series 2006-WFH Class A2
0.622% due 10/25/36	681	603
Series 2007-AR8 Class 2A1A
5.913% due 07/25/37	204	107
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1 Class A4 (Ê)
5.226% due 07/15/44	1,340	1,077
Series 2006-CD3 Class A5
5.617% due 10/15/48	190	140
Citimortgage Alternative Loan Trust Series 2006-A3 Class 1A5 6.000% due 07/25/36	127	77
Commercial Mortgage Loan Trust Series 2008-LS1 Class A4B 6.020% due 12/10/49	425	249

36	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Commercial Mortgage Pass Through Certificates
Series 2006-C8 Class A4
5.306% due 12/10/46	200	140
Series 2007-C9 Class A4
5.816% due 12/10/49	360	262
Countrywide Alternative Loan Trust
Series 2005-1CB Class 2A1
6.000% due 03/25/35	570	320
Series 2005-32T Class A7 (Ê)
0.772% due 08/25/35	119	86
Series 2005-J8 Class 1A3
5.500% due 07/25/35	186	130
Series 2005-J13 Class 2A3
5.500% due 11/25/35	123	81
Series 2006-9T1 Class A7
6.000% due 05/25/36	93	57
Series 2006-43C Class 1A7
6.000% due 02/25/37	236	139
Series 2006-J2 Class A3
6.000% due 04/25/36	144	92
Series 2006-OA1 Class 2A1 (Ê)
0.755% due 03/20/46	559	202
Series 2006-OA1 Class 4A1 (Ê)
0.712% due 08/25/46	611	220
Series 2006-OA1 Class A1 (Ê)
0.725% due 02/20/47	748	264
Series 2007-15C Class A5
5.750% due 07/25/37	841	416
Series 2007-J2 Class 2A1
6.000% due 07/25/37	244	133
Series 2007-OA1 Class A1A (Ê)
3.203% due 04/25/43	954	352
Countrywide Home Loan Mortgage Pass Through Trust
Series 2003-8 Class A2 (Ê)
1.022% due 05/25/18	137	114
Series 2003-52 Class A1 (Ê)
5.266% due 02/19/34	171	114
Series 2004-16 Class 1A1 (Ê)
0.922% due 09/25/34	147	62
Series 2004-22 Class A3 (Ê)
4.785% due 11/25/34	199	121
Series 2004-HYB Class 1A1 (Ê)
4.729% due 02/20/35	346	244
Series 2005-1 Class 2A1 (Ê)
0.812% due 03/25/35	1,765	698
Series 2005-3 Class 1A2 (Ê)
0.812% due 04/25/35	27	11
Series 2005-HYB Class 3A2A (Ê)
5.250% due 02/20/36	63	37
Series 2006-OA5 Class 2A1 (Ê)
0.722% due 04/25/46	736	262
Series 2007-14 Class A19
6.000% due 09/25/37	16	10
Series 2007-18 Class 2A1
6.500% due 11/25/37	220	144

	Principal Amount ($) or Shares	Market Value $
Series 2007-HY1 Class 1A2 (Ê)
5.677% due 04/25/37	84	21
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-9 Class 2A1 5.500% due 10/25/35	421	290
Credit Suisse Mortgage Capital Certificates
Series 2006-8 Class 4A1
6.500% due 10/25/21	721	431
Series 2006-C2 Class A3
5.658% due 03/15/39	100	81
Deutsche ALT-A Securities, Inc. Alternate Loan Trust (Ê)
Series 2005-AR1 Class 2A3
4.969% due 08/25/35	465	301
Series 2007-OA1 Class A1
0.672% due 02/25/47	2,759	990
Series 2007-OA2 Class A1
2.593% due 04/25/47	1,521	516
DLJ Commercial Mortgage Corp. Series 1999-CG1 Class S (Ê) Interest Only STRIP 1.044% due 03/10/32	604	7
Fannie Mae
5.190% due 2012	205	216
6.000% due 2016	10	11
4.275% due 2017 (Ê)	40	40
5.000% due 2017	412	431
6.000% due 2017	64	67
4.000% due 2018	659	676
4.500% due 2018	1,908	1,980
5.000% due 2018	178	186
5.000% due 2019	891	930
6.000% due 2019	367	386
4.500% due 2020	143	149
5.000% due 2020	654	680
5.500% due 2020	190	198
6.000% due 2020	460	485
5.000% due 2021	1,136	1,182
5.500% due 2021	318	332
5.500% due 2022	341	356
5.000% due 2023	5,780	6,019
5.500% due 2023	384	402
6.500% due 2024	423	446
6.000% due 2026	881	925
6.000% due 2027	439	461
6.000% due 2028	28	30
5.500% due 2029	91	95
6.000% due 2032	440	463
7.000% due 2032	140	149
3.823% due 2033 (Ê)	165	166
4.573% due 2033 (Ê)	69	70
5.000% due 2033	507	525
5.500% due 2033	2,237	2,330
6.000% due 2033	171	179
5.000% due 2034	2,345	2,427
5.500% due 2034	1,521	1,582
5.000% due 2035	2,766	2,861

Core Bond Fund	37

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

5.500% due 2035	2,054	2,138
6.000% due 2035	211	221
4.550% due 2036 (Ê)	361	362
5.000% due 2036	2,354	2,434
5.500% due 2036	3	3
6.000% due 2036	2,459	2,575
6.500% due 2036	128	135
7.000% due 2036	22	23
5.000% due 2037	4,841	5,001
5.500% due 2037	6,245	6,495
5.559% due 2037 (Ê)	258	267
6.000% due 2037	3,881	4,054
6.500% due 2037	1,627	1,713
7.000% due 2037	608	648
5.000% due 2038	467	484
5.500% due 2038	10,019	10,409
6.000% due 2038	7,523	7,861
6.500% due 2038	841	887
7.000% due 2038	158	168
5.000% due 2039	1,000	1,033
5.500% due 2039	383	397
Series 2003-343 Class 6
Interest Only STRIP
5.000% due 10/01/33	229	24
Series 2003-345 Class 18
Interest Only STRIP
4.500% due 12/01/18	586	49
Series 2003-345 Class 19
Interest Only STRIP
4.500% due 01/01/19	653	55
Series 2005-365 Class 12
Interest Only STRIP
5.500% due 12/01/35	907	94
Series 2006-369 Class 8
Interest Only STRIP
5.500% due 04/01/36	186	22
30 Year TBA (Ï)
5.000%	6,580	6,787
5.500%	42,819	44,410
6.000%	36,300	37,850
6.500%	18,000	18,956
Fannie Mae REMICS
Series 1999-56 Class Z
7.000% due 12/18/29	87	92
Series 2003-32 Class FH (Ê)
0.922% due 11/25/22	254	251
Series 2003-35 Class FY (Ê)
0.922% due 05/25/18	327	323
Series 2003-78 Class FI (Ê)
0.922% due 01/25/33	260	253
Series 2004-21 Class FL (Ê)
0.872% due 11/25/32	127	124
Series 2005-79 Class FC (Ê)
0.822% due 02/25/22	121	119
Series 2006-48 Class LG
Principal Only STRIP
Zero coupon due 06/25/36	65	56

	Principal Amount ($) or Shares	Market Value $
Series 2008-22 Class FD (Ê)
1.362% due 04/25/48	899	883
Series 2008-56 Class FD (Ê)
1.462% due 07/25/48	937	928
Fannie Mae Whole Loan Series 2003-W1 Class 1A1 6.500% due 12/25/42	35	36
Federal Home Loan Mortgage Corp. Structured Pass Through Securities (Ê) Series 2005-63 Class 1A1 3.253% due 02/25/45	28	24
First Horizon Alternative Mortgage Securities
Series 2004-AA3 Class A1 (Ê)
5.306% due 09/25/34	43	26
Series 2006-AA5 Class A2 (Ê)
6.507% due 09/25/36	130	19
Series 2006-FA3 Class A6
6.000% due 07/25/36	175	130
First Horizon Asset Securities, Inc. (Ê)
Series 2004-AR6 Class 2A1
4.750% due 12/25/34	35	29
Series 2005-AR5 Class 3A1
5.538% due 10/25/35	95	73
Freddie Mac
6.000% due 2016	19	20
5.000% due 2018	512	535
5.000% due 2019	578	604
5.000% due 2020	1,077	1,122
5.500% due 2020	607	637
5.275% due 2030 (Ê)	1	1
5.000% due 2033	174	180
4.884% due 2034 (Ê)	66	68
5.000% due 2035	1,842	1,905
5.871% due 2036 (Ê)	94	98
5.922% due 2036 (Ê)	166	172
5.968% due 2036 (Ê)	132	136
5.480% due 2037 (Ê)	119	123
5.500% due 2037	2,621	2,712
5.524% due 2037 (Ê)	401	415
5.687% due 2037 (Ê)	526	546
5.702% due 2037 (Ê)	83	86
5.717% due 2037 (Ê)	207	215
5.752% due 2037 (Ê)	171	178
5.809% due 2037 (Ê)	165	171
5.830% due 2037 (Ê)	58	60
5.873% due 2037 (Ê)	84	88
6.000% due 2037	1,475	1,544
5.500% due 2038	7,990	8,300
6.000% due 2038	9,955	10,417
6.000% due 2039	126	132
30 Year TBA (Ï)
5.500%	2,000	2,075
6.000%	1,900	1,986
Freddie Mac REMICS
Series 2000-226 Class F (Ê)
1.006% due 11/15/30	15	14

38	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2003-256 Class FJ (Ê)
0.956% due 02/15/33	116	114
Series 2003-262 Class AB
2.900% due 11/15/14	112	113
Series 2004-281 Class DF (Ê)
1.006% due 06/15/23	96	95
Series 2005-294 Class FA (Ê)
0.726% due 03/15/20	175	171
Series 2005-299 Class KF (Ê)
0.956% due 06/15/35	58	58
Series 2005-301 Class IM
Interest Only STRIP
5.500% due 01/15/31	117	7
Series 2006-313 Class FP (Ê)
Principal Only STRIP Zero coupon due 04/15/36	108	102
Series 2006-317 Class XI (Ê)
Principal Only STRIP
Zero coupon due 10/15/35	98	—
Series 2006-323 Class PA
6.000% due 03/15/26	189	191
Series 2007-330 Class GL (Ê)
30.000% due 04/15/37	52	55
Series 2007-333 Class AF (Ê)
0.706% due 10/15/20	1,525	1,477
Series 2007-333 Class BF (Ê)
0.706% due 07/15/19	274	266
Series 2007-333 Class FT (Ê)
0.706% due 08/15/19	1,085	1,051
Series 2007-334 Class FA (Ê)
0.786% due 02/15/19	1,091	1,055
Ginnie Mae I
6.000% due 2029	11	11
6.000% due 2038	295	309
30 Year TBA (Ï)
4.500%	1,000	1,016
5.500%	410	427
Ginnie Mae II (Ê)
5.375% due 2026	164	167
4.625% due 2027	10	10
4.750% due 2032	63	64
GMAC Mortgage Corp. Loan Trust
Series 2004-JR1 Class A6 (Ê)
0.972% due 12/25/33	79	61
Series 2007-HE3 Class 1A1
7.000% due 09/25/37	71	25
Government National Mortgage Association (Ê)
Series 1999-40 Class FE
1.106% due 11/16/29	90	89
Series 2000-29 Class F
1.045% due 09/20/30	17	17
Greenwich Capital Commercial Funding Corp.
Series 2003-C2 Class A2
4.022% due 01/05/36	59	58

	Principal Amount ($) or Shares	Market Value $
Series 2004-GG1 Class A7
5.317% due 06/10/36	465	398
Series 2006-GG7 Class A4 (Ê)
5.916% due 07/10/38	690	501
Series 2007-GG9 Class A4
5.444% due 03/10/39	315	227
GS Mortgage Securities Corp. II
Series 2006-GG6 Class A4
5.553% due 04/10/38	320	254
Series 2006-GG8 Class AAB
5.535% due 11/10/39	200	169
GSR Mortgage Loan Trust (Ê) Series 2005-AR7 Class 6A1 5.243% due 11/25/35	237	152
Harborview Mortgage Loan Trust (Ê)
Series 2005-3 Class 2A1A
0.796% due 06/19/35	1,594	591
Series 2005-4 Class 3A1
5.143% due 07/19/35	156	85
Series 2005-14 Class 3A1A
5.302% due 12/19/35	84	42
Series 2005-16 Class 3A1A
0.806% due 01/19/36	387	146
Indymac Index Mortgage Loan Trust (Ê)
Series 2005-AR1 Class A1
5.374% due 09/25/35	623	349
Series 2006-AR2 Class A2
0.602% due 11/25/36	74	67
Series 2006-AR3 Class 2A1A
0.692% due 01/25/37	707	248
Series 2006-AR9 Class 1A1
5.918% due 06/25/36	747	409
Series 2007-AR5 Class 1A1
6.094% due 05/25/37	801	314
JPMorgan Alternative Loan Trust (Ê) Series 2007-A2 Class 12A2 0.622% due 06/25/37	417	323
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2001-CIB Class A2
6.244% due 04/15/35	50	50
Series 2004-LN2 Class A1
4.475% due 07/15/41	310	299
Series 2005-LDP Class A3A1
4.871% due 10/15/42	210	180
Series 2005-LDP Class A4
4.918% due 10/15/42	325	251
5.180% due 12/15/44 (Ê)	390	301
Series 2006-CB1 Class A4
5.552% due 05/12/45	220	167
Series 2006-LDP Class A3
5.336% due 05/15/47	305	203
Series 2006-LDP Class A3B
5.447% due 05/15/45	250	196
Series 2006-LDP Class A4
5.875% due 04/15/45	650	490
5.399% due 05/15/45	290	207

Core Bond Fund	39

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2007-CB1 Class A4
5.440% due 06/12/47	1,200	774
5.747% due 02/12/49	340	240
Series 2007-LD1 Class A4
5.882% due 02/15/51	380	269
Series 2007-LDP Class A3
5.420% due 01/15/49	975	659
JPMorgan Mortgage Trust
Series 2005-A1 Class 6T1 (Ê)
5.021% due 02/25/35	117	93
Series 2005-A5 Class TA1 (Ê)
5.434% due 08/25/35	991	805
Series 2007-A1 Class 2A2 (Ê)
4.740% due 07/25/35	703	497
Series 2007-S3 Class 1A35
6.000% due 07/25/37	1,155	686
LB-UBS Commercial Mortgage Trust
Series 2006-C1 Class A4
5.156% due 02/15/31	1,000	763
Series 2006-C3 Class A4
5.661% due 03/15/39	210	160
Series 2006-C4 Class A4
5.883% due 06/15/38	105	80
Series 2007-C6 Class A4
5.858% due 07/15/40	270	186
Lehman Mortgage Trust
Series 2005-3 Class 1A3
5.500% due 01/25/36	533	378
Series 2006-8 Class 2A1 (Ê)
0.942% due 12/25/36	800	331
Series 2007-8 Class 3A1
7.250% due 09/25/37	899	462
Lehman XS Trust (Ê)
Series 2005-5N Class 3A1A
0.822% due 11/25/35	425	174
Series 2006-16N Class A4A
0.712% due 11/25/46	731	268
Series 2007-7N Class 1A2
0.762% due 06/25/47	917	146
Mastr Adjustable Rate Mortgages Trust (Ê)
Series 2004-13 Class 3A4
3.788% due 11/21/34	39	38
Mastr Alternative Loans Trust
Series 2003-4 Class B1 (Ê)
5.691% due 06/25/33	178	127
Series 2004-10 Class 5A6
5.750% due 09/25/34	170	137
Mastr Asset Securitization Trust (Ê)
Series 2003-7 Class 4A35
0.922% due 09/25/33	183	166
Series 2004-4 Class 2A2
0.972% due 04/25/34	75	67
Mellon Residential Funding Corp. (Ê) Series 2000-TBC Class A1 0.941% due 06/15/30	157	131
Merrill Lynch Floating Trust (Ê)(Þ) Series 2006-1 Class A1 0.626% due 06/15/22	555	388

	Principal Amount ($) or Shares	Market Value $
Merrill Lynch Mortgage Investors, Inc. (Ê) Series 2005-A10 Class A 0.732% due 02/25/36	90	50
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-6 Class A4 5.485% due 03/12/51	100	57
MLCC Mortgage Investors, Inc. (Ê)
Series 2004-HB1 Class A2
1.998% due 04/25/29	31	20
Series 2005-3 Class 5A
0.772% due 11/25/35	55	36
Morgan Stanley Capital I
Series 2005-HQ6 Class A4A
4.989% due 08/13/42	740	595
Series 2005-IQ1 Class AAB
5.178% due 09/15/42	415	376
Series 2006-HQ1 Class A4
5.328% due 11/12/41	130	100
Series 2006-HQ8 Class A4
5.387% due 03/12/44	310	238
Series 2006-HQ9 Class A4
5.731% due 07/12/44	295	228
Series 2007-IQ1 Class A4
5.809% due 12/12/49	320	223
MortgageIT Trust (Ê) Series 2005-AR1 Class 1A1 0.772% due 11/25/35	430	174
Novastar Home Equity Loan (Ê) Series 2007-1 Class A2A1 0.622% due 03/25/37	385	301
Prime Mortgage Trust (Ê) Series 2004-CL1 Class 1A2 0.874% due 02/25/34	33	26
Residential Accredit Loans, Inc.
Series 2004-QS5 Class A6 (Ê)
1.122% due 04/25/34	51	42
Series 2004-QS8 Class A4 (Ê)
0.922% due 06/25/34	239	201
Series 2005-QA8 Class NB3
5.502% due 07/25/35	222	139
Series 2005-QO5 Class A1 (Ê)
2.823% due 01/25/46	2,125	762
Series 2005-QS1 Class 2A3
5.750% due 09/25/35	622	382
Series 2006-QS6 Class 1A13
6.000% due 06/25/36	273	165
Series 2007-QH9 Class A1 (Ê)
6.548% due 11/25/37	953	308
Residential Asset Mortgage Products, Inc. Series 2003-RS9 Class AI6A 6.110% due 10/25/33	483	311
Residential Asset Securities Corp. (Ê) Series 2003-KS4 Class AIIB 1.102% due 06/25/33	41	23
Residential Asset Securitization Trust
Series 2003-A15 Class 1A2 (Ê)
0.972% due 02/25/34	276	226

40	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2007-A5 Class 2A3
6.000% due 05/25/37	116	68
Residential Funding Mortgage Securities I
Series 2003-S5 Class 1A2 (Ê)
0.972% due 11/25/18	146	145
Series 2003-S14 Class A5 (Ê)
0.922% due 07/25/18	156	110
Series 2003-S20 Class 1A7 (Ê)
1.022% due 12/25/33	44	44
Series 2005-SA4 Class 2A1
5.204% due 09/25/35	621	386
Series 2006-SA4 Class 2A1 (Ê)
6.123% due 11/25/36	403	217
Sequoia Mortgage Trust (Ê) Series 2001-5 Class A 0.906% due 10/19/26	55	44
Small Business Administration Participation Certificates Series 2005-20G Class 1 4.750% due 07/01/25	758	802
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-5 Class 3A1
4.380% due 05/25/34	125	76
Series 2004-12 Class 3A2
5.250% due 09/25/34	59	37
Series 2004-16 Class 3A1
5.450% due 11/25/34	221	134
Series 2005-21 Class 7A1
6.007% due 11/25/35	1,151	630
Series 2006-12 Class 2A1 (Ê)
5.927% due 01/25/37	772	377
Structured Asset Mortgage Investments, Inc. (Ê)
Series 2005-AR5 Class A3
0.806% due 07/19/35	156	101
Series 2006-AR2 Class A1
0.752% due 02/25/36	530	201
Series 2006-AR8 Class A1A
0.722% due 10/25/36	748	283
Series 2007-AR6 Class A1
3.553% due 08/25/47	946	343
Structured Asset Securities Corp. Series 2004-21X Class 1A3 4.440% due 12/25/34	220	206
Thornburg Mortgage Securities Trust (Ê)
Series 2003-2 Class A1
1.202% due 04/25/43	68	61
Series 2006-5 Class A1
0.642% due 08/25/11	645	555
Series 2006-6 Class A1
0.632% due 11/25/46	117	100
Wachovia Bank Commercial Mortgage Trust Series 2005-C21 Class A4 5.210% due 10/15/44	1,000	794

	Principal Amount ($) or Shares		Market Value $
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2005-4 Class CB11
5.500% due 06/25/35		90	43
Series 2007-OA1 Class 2A (Ê)
2.543% due 12/25/46		703	211
Washington Mutual Mortgage Pass Through Certificates
Series 2003-S9 Class A2 (Ê)
1.072% due 10/25/33		288	275
Series 2004-AR3 Class A2
4.243% due 06/25/34		135	104
Series 2005-AR1 Class 1A1
4.834% due 10/25/35		235	128
Series 2005-AR1 Class A1A1 (Ê)
0.812% due 10/25/45		33	14
0.782% due 11/25/45		840	341
0.792% due 12/25/45		412	167
Series 2005-AR6 Class B3 (Ê)
1.134% due 04/25/45		196	9
Series 2006-AR1 Class 3A1A (Ê)
2.743% due 09/25/46		711	228
Series 2006-AR2 Class 1A1 (Ê)
5.296% due 03/25/37		722	407
Series 2007-HY3 Class 4B1 (Ê)
5.338% due 03/25/37		124	16
Series 2007-HY4 Class 1A1 (Ê)
5.491% due 04/25/37		143	72
Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR6 Class A1 (Ê)
5.034% due 04/25/35		651	487
Series 2006-2 Class 2A3
5.500% due 03/25/36		371	327
Series 2006-AR2 Class 2A1
4.950% due 03/25/36		276	174
Series 2007-8 Class 1A16
6.000% due 07/25/37		324	215
Series 2007-10 Class 2A5
6.250% due 07/25/37		150	106

			277,458

Municipal Bonds - 0.7%
Chicago Transit Authority Revenue Bonds 6.899% due 12/01/40		400	399
Los Angeles Unified School District General Obligation Unlimited (µ) 4.500% due 07/01/22		400	401
New York City Municipal Water Finance Authority Revenue Bonds 4.750% due 06/15/37		1,300	1,182

			1,982

Non-US Bonds - 0.3%
Bombardier, Inc. (Å) 7.250% due 11/15/16	EUR	125	108
Brazilian Government International Bond 12.500% due 01/05/22	BRL	300	135

Core Bond Fund	41

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Federative Republic of Brazil 10.250% due 01/10/28	BRL	1,400	552
Hellas Telecommunications Luxembourg V (Ê) Series REGS 6.112% due 10/15/12	EUR	125	81
Ineos Group Holdings PLC Series REGS 7.875% due 02/15/16	EUR	125	12

			888

United States Government Agencies - 0.7%
Fannie Mae 5.000% due 02/13/17		900	999
Federal Home Loan Mortgage Corp.
5.000% due 12/14/18		100	97
3.750% due 03/27/19 (Ñ)		1,000	1,013
Freddie Mac 4.875% due 06/13/18		100	111

			2,220

United States Government Treasuries - 4.9%
United States Treasury Inflation Indexed Bonds
2.000% due 07/15/14		1,120	1,156
2.000% due 01/15/16 (Ñ)		1,875	1,934
2.500% due 07/15/16 (Ñ)		418	447
2.625% due 07/15/17 (Ñ)		306	332
2.000% due 01/15/26 (Ñ)		1,170	1,157
2.375% due 01/15/27		209	219
1.750% due 01/15/28 (Ñ)		3,409	3,264
3.625% due 04/15/28		131	161
United States Treasury Notes
8.125% due 08/15/19		1,600	2,320
7.875% due 02/15/21 (Ñ)		300	435
6.250% due 08/15/23		300	395
3.500% due 02/15/39		1,800	1,778
United States Treasury Principal (Ñ) Principal Only STRIP Zero coupon due 11/15/21		1,938	1,226

			14,824

Total Long-Term Investments (cost $428,019)			387,454

Common Stocks - 0.0%
Financial Services - 0.0%
UBS AG		270,000	48

Total Common Stocks (cost $115)			48

Preferred Stocks - 0.3%
Financial Services - 0.3%
Bank of America Corp.		1,000	424

	Principal Amount ($) or Shares	Market Value $
DG Funding Trust (Æ)(Å)	49	489

Total Preferred Stocks (cost $1,516)		913

	Notional Amount
Options Purchased - 0.3%
(Number of Contracts)
Swaptions
(Fund Pays/Fund Receives)
USD Three Month LIBOR/USD 3.600% Jul 2009 0.00 Call (1)	2,300	95
USD Three Month LIBOR/USD 3.450% Aug 2009 0.00 Call (5)	17,900	673

Total Options Purchased (cost $208)		768

	Principal Amount ($) or Shares

Short-Term Investments - 11.1%
AES Corp. (The) 9.500% due 06/01/09	125	125
American Electric Power Co., Inc. Series C 5.375% due 03/15/10	35	35
Bank of America Corp. (Ê) 1.356% due 11/06/09	100	99
Bank of America NA (Ê) Series BKNT 1.331% due 06/12/09	700	699
Bank of Scotland PLC (Ê)(Ñ)(Þ) Series MTN 1.183% due 07/17/09	300	298
Bear Stearns Cos. LLC (The) (Ê) 1.353% due 07/16/09	1,200	1,198
Caterpillar Financial Services Corp. (Ê) 1.306% due 05/18/09	1,100	1,096
Citigroup Funding, Inc. (Ê)
0.523% due 04/23/09	100	100
1.222% due 06/26/09	200	198
Citigroup Global Markets Deutschland AG for OAO Gazprom 10.500% due 10/21/09	200	205
Citigroup, Inc. (Ê) 1.262% due 12/28/09	400	369

42	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Continental Airlines, Inc. Series 99A2 7.056% due 09/15/09	300	288
Countrywide Home Loans, Inc.
Series MTNK
5.625% due 07/15/09	175	174
4.125% due 09/15/09	335	331
COX Communications, Inc. 4.625% due 01/15/10	350	347
DnB NOR Bank ASA (Ê)(Þ) 1.330% due 10/13/09	1,000	988
Ford Motor Credit Co. LLC (Ê)(Ñ) 5.544% due 04/15/09	1,000	988
General Electric Capital Corp.
1.213% due 01/20/10 (Ê)	200	194
Series MTN (Ê)
1.189% due 10/26/09	100	98
HSBC Finance Corp. (Ê)
1.193% due 10/21/09	100	95
1.411% due 03/12/10 (Ñ)	300	266
Lehman Brothers Holdings, Inc. (Ø) 2.878% due 04/03/09	400	48
Mandalay Resort Group (Ñ) 6.500% due 07/31/09	90	58
Merrill Lynch & Co., Inc.
1.346% due 12/04/09 (Ê)	200	192
Series MTN (Ê)
1.291% due 05/08/09	900	895
Morgan Stanley (Ê)
Series MTN
1.291% due 05/07/09 (Ê)	300	300
1.184% due 01/15/10	300	289
Nordea Bank Finland PLC (Ê) Series YCD 0.521% due 04/09/09	400	400
Russell Investment Company Russell Money Market Fund (£)	18,607,000	18,607
Telefonica Emisiones SAU (Ê) 1.588% due 06/19/09	300	299
United States Treasury Bills (ç)(ž)(§)
0.106% due 04/23/09	2,245	2,245
0.107% due 04/23/09	510	510
0.275% due 05/28/09	150	150
0.228% due 06/11/09	250	250
Verizon Communications, Inc. (Ê)(Ñ) 1.475% due 04/03/09	500	500
Wachovia Mortgage FSB (Ê) Series BKNT 1.281% due 05/08/09	1,000	999

Total Short-Term Investments (cost $34,249)		33,933

	Principal Amount ($) or Shares	Market Value $
Other Securities - 5.0%
State Street Securities Lending Quality Trust (×)	15,934,798	15,170

Total Other Securities (cost $15,935)		15,170

Total Investments - 143.8% (identified cost $480,042)		438,286

Other Assets and Liabilities, Net - (43.8%)		(133,477)

Net Assets - 100.0%		304,809

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund	43

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2009 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Euribor Futures	5	EUR	1,234	06/09	65
Euro-Bobl Futures (Germany)	8	EUR	933	06/09	(3)
Euro-Bund Futures (Germany)	17	EUR	2,115	06/09	12
Eurodollar Futures (CME)	4	USD	989	04/09	—
Eurodollar Futures (CME)	4	USD	989	05/09	—
Eurodollar Futures (CME)	90	USD	22,253	06/09	490
Eurodollar Futures (CME)	48	USD	11,868	09/09	245
Eurodollar Futures (CME)	33	USD	8,148	12/09	175
Eurodollar Futures (CME)	18	USD	4,442	03/10	114
Eurodollar Futures (CME)	1	USD	246	06/10	6
Eurodollar Futures (CME)	1	USD	246	09/10	6
Long Gilt Bond (UK)	10	GBP	1,232	06/09	31
Three Month Short Sterling Interest Rate Futures (UK)	16	GBP	1,972	06/09	125
Three Month Short Sterling Interest Rate Futures (UK)	1	GBP	123	12/09	6
United States Treasury 2 Year Notes	22	USD	4,794	06/09	5
United States Treasury 5 Year Notes	118	USD	14,015	06/09	178
United States Treasury 10 Year Notes	106	USD	13,152	06/09	233
United States Treasury 30 Year Bond	11	USD	1,427	06/09	48

Short Positions
Euro-Schatz Bond Futures	29	EUR	3,141	06/09	(11)
United States Treasury 2 Year Notes	18	USD	3,922	06/09	(29)
United States Treasury 10 Year Notes	4	USD	496	06/09	(17)
United States Treasury 30 Year Bond	20	USD	2,594	06/09	(66)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					1,613

See accompanying notes which are an integral part of the financial statements.

44	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2009 (Unaudited)

Amounts in thousands

Options Written (Number of Contracts)	Notional Amount		Market Value $

Eurodollar Futures
Jun 2009 98.50 Put (4)	USD	10	—

Swaptions
(Fund Pays/Fund Receives)
USD Three Month LIBOR/USD
2.750%
May 2009 0.00 Put (3)		3,000	(5)
EUR Six Month EURIBOR/USD
4.000%
Jun 2009 0.00 Put (1)		500	—
USD Three Month LIBOR/USD
2.000%
Jul 2009 0.00 Put (3)		2,000	(3)
USD Three Month LIBOR/USD
4.400%
Aug 2009 0.00 Put (2)		1,600	(1)
USD Three Month LIBOR/USD
4.550%
Aug 2009 0.00 Put (2)		1,500	—

United States Treasury Notes 10 Year Futures
May 2009 126.00 Call (2)	USD	2	(1)
May 2009 128.00 Call (4)	USD	4	(1)
May 2009 119.00 Put (3)	USD	3	(1)
May 2009 122.00 Put (3)	USD	3	(2)

Total Liability for Options Written (premiums received $61)			(14)

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund	45

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2009 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	106	AUD	152	05/07/09	(1)
USD	74	AUD	115	06/17/09	6
USD	105	AUD	164	06/17/09	9
USD	214	AUD	334	06/17/09	17
USD	55	BRL	124	04/02/09	(2)
USD	14	BRL	31	06/02/09	—
USD	41	BRL	93	06/02/09	(1)
USD	54	CAD	66	04/27/09	(1)
USD	83	EUR	61	04/14/09	(2)
USD	221	EUR	173	04/17/09	9
USD	493	EUR	379	04/17/09	10
USD	201	EUR	149	06/17/09	(3)
USD	222	EUR	174	06/17/09	9
USD	18	GBP	13	06/17/09	—
USD	89	GBP	63	06/17/09	1
USD	107	GBP	76	06/17/09	2
USD	176	GBP	121	06/17/09	(3)
USD	107	JPY	10,523	05/01/09	(1)
USD	50	JPY	4,960	05/07/09	—
USD	42	JPY	4,127	06/17/09	—
USD	57	NOK	363	06/17/09	(3)
USD	27	NZD	50	06/17/09	2
USD	89	NZD	160	06/17/09	2
USD	118	NZD	223	06/17/09	9
USD	184	NZD	353	06/17/09	16
AUD	339	JPY	22,034	06/17/09	(10)
AUD	339	JPY	22,034	06/17/09	(2)
BRL	31	USD	14	04/02/09	—
BRL	93	USD	41	04/02/09	1
BRL	127	USD	53	05/05/09	(1)
BRL	1,758	USD	717	06/02/09	(30)
CAD	93	AUD	112	06/17/09	—
CAD	93	AUD	112	06/17/09	4
CAD	282	USD	218	06/17/09	(6)
CHF	88	EUR	58	06/17/09	(2)
CHF	88	EUR	58	06/17/09	2
CHF	137	EUR	93	06/17/09	(1)
CHF	137	EUR	93	06/17/09	4
CHF	80	GBP	48	06/17/09	(3)
CHF	80	GBP	48	06/17/09	1
CHF	206	USD	178	06/17/09	(3)
EUR	91	SEK	1,000	06/17/09	(3)
EUR	91	SEK	1,000	06/17/09	4
EUR	3	USD	4	04/01/09	—
EUR	637	USD	804	04/14/09	(43)
EUR	254	USD	345	04/17/09	8
EUR	619	USD	790	04/17/09	(33)
EUR	88	USD	119	06/17/09	2
EUR	112	USD	151	06/17/09	2
EUR	124	USD	163	06/17/09	(1)
EUR	172	USD	233	06/17/09	4
EUR	179	USD	227	06/17/09	(10)
GBP	107	EUR	118	06/17/09	(5)

Foreign Currency Exchange Contracts
Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
GBP	107	EUR	118	06/17/09	8
GBP	3	USD	5	04/01/09	—
GBP	198	USD	292	04/09/09	8
GBP	176	USD	256	04/24/09	3
GBP	9	USD	12	06/17/09	-
GBP	61	USD	90	06/17/09	2
GBP	126	USD	180	06/17/09	(1)
JPY	8,467	AUD	131	06/17/09	2
JPY	8,467	AUD	131	06/17/09	3
JPY	8,735	AUD	127	06/17/09	(2)
JPY	8,735	AUD	127	06/17/09	1
JPY	10,688	CHF	127	06/17/09	1
JPY	10,688	CHF	127	06/17/09	3
JPY	8,796	EUR	66	06/17/09	(2)
JPY	8,796	EUR	66	06/17/09	1
JPY	11,584	EUR	87	06/17/09	(3)
JPY	11,584	EUR	87	06/17/09	1
JPY	7,222	NOK	504	06/17/09	1
JPY	7,222	NOK	504	06/17/09	1
JPY	28,478	USD	296	06/17/09	8
NOK	995	USD	140	06/17/09	(7)
NZD	97	USD	55	06/17/09	—
NZD	337	USD	177	06/17/09	(15)
NZD	432	USD	214	06/17/09	(32)
SEK	399	EUR	36	06/17/09	(1)
SEK	399	EUR	36	06/17/09	1
SEK	602	USD	66	06/17/09	(7)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					(72)

See accompanying notes which are an integral part of the financial statements.

46	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2009 (Unaudited)

Amounts in thousands

Credit Default Swap Contracts
Corporate Issues
Reference Entity	Counter Party	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Market Value $

Arrow Electronics, Inc.	Citigroup	1.249%	USD	135	(0.820)%	03/20/14	3
Centex Corporation	Deutsche	4.185%	USD	325	(4.400)%	12/20/13	(3)
Citigroup, Inc.	Barclays Bank PLC	12.341%	USD	600	5.650%	03/20/13	(104)
Citigroup, Inc.	JP Morgan	12.341%	USD	200	5.170%	03/20/13	(37)
Darden Restaurants, Inc.	Deutsche	1.699%	USD	400	(2.250)%	03/20/14	(10)
Ford Motor Credit Co.	Barclays Bank PLC	13.959%	USD	1,000	6.150%	09/20/12	(194)
Ford Motor Credit Co.	Goldman Sachs	13.959%	USD	600	5.850%	09/20/12	(121)
Ford Motor Credit Co.	Merrill Lynch	85.753%	USD	200	5.000%	12/20/09	(86)
Gaz Capital for Gazprom	Barclays Bank PLC	7.619%	USD	300	1.600%	12/20/12	(54)
Gaz Capital for Gazprom	Morgan Stanley	7.514%	USD	100	2.180%	02/20/13	(17)
Gaz Capital for Gazprom	Morgan Stanley	7.514%	USD	1,000	2.480%	02/20/13	(156)
GE Capital Corp.	Banque National De Paris	10.020%	USD	400	1.100%	12/20/09	(25)
GE Capital Corp.	Citibank	7.440%	USD	200	4.000%	12/20/13	(23)
GE Capital Corp.	Deutsche Bank	164.224%	USD	400	5.000%	12/20/09	(264)
GE Capital Corp.	Deutsche Bank	7.440%	USD	100	4.900%	12/20/13	(9)
General Motors Acceptance Corp.	Merrill Lynch	27.916%	USD	1,000	1.850%	09/20/09	(116)
General Motors Corp.	Citibank	104.456%	USD	2,000	4.630%	12/20/12	(1,635)
Hewelett-Packard Co.	Citigroup	0.550%	USD	135	(0.720)%	03/20/14	(1)
Home Depot, Inc.	Citigroup	1.849%	USD	340	(3.250)%	03/20/14	(21)
Lowe’s Companies, Inc.	Citigroup	1.449%	USD	340	(1.450)%	03/20/14	—
Mexico Government International Bond	Morgan Stanley	3.501%	USD	100	0.750%	01/20/12	(7)
Nordstrom, Inc.	Deutsche	3.952%	USD	425	(2.100)%	03/20/14	32
Pulte Homes, Inc.	JP Morgan	2.620%	USD	725	(2.550)%	12/20/13	2
Pulte Homes, Inc.	JP Morgan	2.600%	USD	1,000	(3.870)%	03/20/14	(54)
SLM Corp.	Citibank	27.118%	USD	200	4.850%	03/20/13	(74)
UBS	Barclays Bank PLC	2.290%	EUR	300	(2.020)%	03/20/14	5
UBS	Barclays Bank PLC	2.290%	EUR	300	(2.250)%	03/20/14	1

Total Market Value of Open Corporate Issue Credit Default Swap Contracts Premiums Paid (Received) - ($298)							(2,968)

Credit Indices
Reference Entity	Counter Party	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Market Value $

ABX - HE Index for Sub-Prime Home Equity Sector	Barclays	USD	1,300	0.760%	01/25/38	(958)
ABX - HE Index for Sub-Prime Home Equity Sector	Citigroup	USD	650	0.170%	05/25/46	(598)
ABX - HE Index for Sub-Prime Home Equity Sector	JP Morgan	USD	1,300	0.090%	08/25/37	(980)
CMBS AAA Index	Citigroup	USD	250	(0.350)%	02/15/51	87
CMBS AAA Index	Citigroup	USD	255	(0.350)%	10/03/51	88
CMBS AAA Index	Credit Suisse	USD	540	(0.070)%	03/15/49	153
CMBS AAA Index	Credit Suisse	USD	350	(0.350)%	02/17/51	120
CMBS AAA Index	Deutsche	USD	300	(0.080)%	12/13/49	101
CMBS AAA Index	JP Morgan	USD	720	(0.080)%	12/13/49	242
CMBS AAA Index	JP Morgan	USD	280	(0.080)%	12/13/49	94
CMBS AAA Index	JP Morgan	USD	590	(0.350)%	02/17/51	203
CMBS AAA Index	JP Morgan	USD	280	(0.350)%	02/17/51	96
CMBS AAA Index	JP Morgan	USD	540	(0.100)%	10/12/52	120
CMBX AJ Index	Barclays	USD	360	(0.840)%	10/12/52	188
CMBX AJ Index	Barclays	USD	360	(0.840)%	10/12/52	188
Dow Jones CDX Index	Citibank	USD	500	2.144%	06/20/12	(194)
Dow Jones CDX Index	Deutsche	USD	5,000	(1.500)%	12/20/13	178
Dow Jones CDX Index	Deutsche Bank	USD	778	0.708%	12/20/12	1
Dow Jones CDX Index	Goldman Sachs	USD	194	0.548%	12/20/17	(2)
Dow Jones CDX Index	JP Morgan	USD	389	0.553%	12/20/17	(4)

Total Market Value of Open Credit Index Credit Default Swap Contracts Premiums Paid (Received) - ($1,430)						(877)

Total Market Value of Open Credit Default Swap Contracts Premiums Paid (Received) - ($1,728)						(3,845)

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund	47

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2009 (Unaudited)

Amounts in thousands

Interest Rate Swaps Contracts
Counter Party	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Bank of America	USD	400	3.500%	Three Month LIBOR	06/17/19	20
Bank of America	USD	700	Three Month LIBOR	3.500%	06/18/29	(26)
Bank of America	USD	1,500	5.628%	Three Month LIBOR	06/16/36	653
Bank of America	USD	100	Three Month LIBOR	5.000%	12/17/38	(34)
Barclays Bank PLC	BRL	100	11.360%	Brazil Interbank Deposit Rate	01/04/10	—
Barclays Bank PLC	USD	600	4.000%	Six Month LIBOR	12/16/10	15
Barclays Bank PLC	JPY	26,000	Six Month LIBOR	1.250%	06/17/14	(3)
Barclays Bank PLC	USD	4,910	3.855%	Three Month LIBOR	10/27/14	318
Barclays Bank PLC	USD	3,960	3.340%	Three Month LIBOR	11/25/14	153
Barclays Bank PLC	USD	144	Three Month LIBOR	4.524%	11/15/21	(26)
Barclays Bank PLC	USD	146	Three Month LIBOR	4.420%	11/15/21	(24)
Barclays Bank PLC	USD	266	Three Month LIBOR	4.540%	11/15/21	(48)
Barclays Bank PLC	USD	530	Three Month LIBOR	4.633%	11/15/21	(103)
Barclays Bank PLC	USD	1,290	Three Month LIBOR	4.015%	10/27/39	(170)
Barclays Bank PLC	USD	950	Three Month LIBOR	3.130%	11/25/39	36
BNP Paribas	EUR	500	2.090%	Consumer Price Index (France)	10/15/10	23
BNP Paribas	EUR	300	4.500%	Six Month EURIBOR	03/18/14	34
Citibank	USD	1,300	Three Month LIBOR	5.000%	12/17/38	(436)
Citigroupglobal Markets, Inc.	MXN	20,000	8.210%	Mexico Interbank 28 Day Deposit Rate	12/08/10	39
Citigroupglobal Markets, Inc.	MXN	17,000	8.210%	Mexico Interbank 28 Day Deposit Rate	12/09/10	33
Citigroupglobal Markets, Inc.	USD	1,300	2.750%	Three Month LIBOR	06/18/12	36
Citigroupglobal Markets, Inc.	GBP	320	4.000%	Six Month LIBOR	06/17/14	19
Citigroupglobal Markets, Inc.	EUR	370	3.500%	Six Month EURIBOR	06/17/14	17
Citigroupglobal Markets, Inc.	GBP	390	4.000%	Six Month LIBOR	06/17/14	23
Citigroupglobal Markets, Inc.	GBP	480	4.000%	Six Month LIBOR	06/17/14	29
Citigroupglobal Markets, Inc.	JPY	27,000	Six Month LIBOR	1.250%	06/17/14	(3)
Citigroupglobal Markets, Inc.	JPY	59,000	Six Month LIBOR	1.250%	06/17/14	(8)
Citigroupglobal Markets, Inc.	JPY	65,000	Six Month LIBOR	1.250%	06/17/14	(8)
Citigroupglobal Markets, Inc.	JPY	72,000	Six Month LIBOR	1.250%	06/17/14	(9)
Citigroupglobal Markets, Inc.	JPY	108,000	Six Month LIBOR	1.250%	06/17/14	(14)
Citigroupglobal Markets, Inc.	JPY	196,000	Six Month LIBOR	1.250%	06/17/14	(25)
Citigroupglobal Markets, Inc.	USD	7,240	4.288%	Three Month LIBOR	10/30/14	615
Citigroupglobal Markets, Inc.	USD	1,960	Three Month LIBOR	4.313%	10/30/39	(369)
Credit Suisse First Boston	USD	4,200	2.750%	Three Month LIBOR	06/18/12	117
Credit Suisse First Boston	JPY	258,000	Six Month LIBOR	1.500%	12/17/13	(65)
Credit Suisse First Boston	USD	700	Three Month LIBOR	3.500%	06/17/24	(25)
Credit Suisse First Boston	USD	500	Three Month LIBOR	3.500%	06/18/29	(18)
Credit Suisse First Boston	GBP	100	5.000%	Six Month LIBOR	06/15/09	—
Deutsche Bank	MXN	8,300	8.910%	Mexico Interbank 28 Day Deposit Rate	11/18/10	22
Deutsche Bank	KRW	416,000	2.820%	Korean Interbank Offer Rate	01/28/11	—
Deutsche Bank	GBP	100	5.000%	Six Month LIBOR	03/18/14	13
Deutsche Bank	GBP	800	4.000%	Six Month LIBOR	06/17/14	48
Deutsche Bank	USD	1,400	3.500%	Three Month LIBOR	06/17/19	69
Deutsche Bank	USD	200	Three Month LIBOR	3.500%	06/18/29	(7)
Goldman Sachs	GBP	900	5.000%	Six Month LIBOR	06/15/09	4
Goldman Sachs	GBP	500	6.000%	Six Month LIBOR	06/19/09	4
Goldman Sachs	GBP	100	5.250%	Six Month LIBOR	03/18/14	15
HSBC	GBP	300	5.000%	Six Month LIBOR	09/17/13	38
JP Morgan	BRL	3,000	10.060%	Brazil Interbank Deposit Rate	01/04/10	2
JP Morgan	MXN	9,000	8.420%	Mexico Interbank 28 Day Deposit Rate	12/01/10	20
JP Morgan	MXN	7,000	8.380%	Mexico Interbank 28 Day Deposit Rate	12/03/10	15
JP Morgan	KRW	405,000	2.830%	Korean Interbank Offer Rate	01/28/11	(2)
JP Morgan	USD	400	Three Month LIBOR	3.250%	06/17/14	(17)
JP Morgan	GBP	580	4.000%	Six Month LIBOR	06/17/14	35
Merrill Lynch	USD	1,500	4.000%	Three Month LIBOR	06/17/11	75
Merrill Lynch	BRL	700	11.980%	Brazil Interbank Deposit Rate	01/02/12	6

See accompanying notes which are an integral part of the financial statements.

48	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2009 (Unaudited)

Amounts in thousands

Interest Rate Swaps Contracts
Counter Party	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Merrill Lynch	BRL	800	12.540%	Brazil Interbank Deposit Rate	01/02/12	12
Merrill Lynch	USD	400	Three Month LIBOR	5.000%	12/17/38	(134)
Morgan Stanley	BRL	400	12.670%	Brazil Interbank Deposit Rate	01/04/10	4
Morgan Stanley	BRL	200	12.948%	Brazil Interbank Deposit Rate	01/04/10	3
Morgan Stanley	USD	9,500	4.000%	Three Month LIBOR	06/17/10	263
Morgan Stanley	BRL	100	14.765%	Brazil Interbank Deposit Rate	01/02/12	3
Morgan Stanley	USD	200	Three Month LIBOR	5.000%	12/17/28	(52)
Morgan Stanley	USD	200	Three Month LIBOR	5.000%	12/17/38	(67)
Royal Bank of Scotland	USD	2,100	4.000%	Three Month LIBOR	06/17/10	58
Royal Bank of Scotland	USD	1,100	4.000%	Three Month LIBOR	06/17/11	55
Royal Bank of Scotland	EUR	100	1.955%	Consumer Price Index (France)	03/28/12	2
Royal Bank of Scotland	GBP	200	5.250%	Six Month LIBOR	03/18/14	30
Royal Bank of Scotland	USD	1,300	Three Month LIBOR	5.000%	12/17/38	(435)
UBS	BRL	400	12.410%	Brazil Interbank Deposit Rate	01/04/10	4
UBS	AUD	300	7.500%	Three Month BBSW	03/15/10	9
UBS	AUD	2,800	7.000%	Three Month BBSW	06/15/10	79
UBS	AUD	1,600	4.250%	Six Month BBSW	09/15/11	13
UBS	BRL	800	10.575%	Brazil Interbank Deposit Rate	01/02/12	(7)
UBS	JPY	64,000	Six Month LIBOR	1.500%	12/17/13	(16)

Total Market Value of Open Interest Rate Swap Contracts Premiums Paid (Received) - ($9)						930

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund	49

Russell Investment Funds

Real Estate Securities Fund

Schedule of Investments — March 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 95.1%
Diversified - 9.2%
Agile Property Holdings, Ltd.	228,000	129
British Land Co. PLC (ö)	183,595	948
Canadian Real Estate Investment Trust (ö)	15,461	245
CapitaLand, Ltd.	236,500	364
Castellum AB	32,326	182
Cominar Real Estate Investment Trust (ö)	1,700	19
Dexus Property Group (ö)	541,988	284
Fonciere Des Regions (ö)	96	4
Gecina SA (ö)	1,610	62
GPT Group (ö)	144,324	44
Hang Lung Properties, Ltd. - ADR	104,000	244
Henderson Land Development Co., Ltd.	61,336	234
Hysan Development Co., Ltd.	173,470	293
Keppel Land, Ltd.	63,000	60
Kerry Properties, Ltd.	66,000	159
Land Securities Group PLC (ö)	141,431	885
Mirvac Group (ö)	230,737	137
Mitsubishi Estate Co., Ltd.	74,000	845
Mitsui Fudosan Co., Ltd.	47,100	517
New World China Land, Ltd.	107,000	36
Sino Land Co.	64,000	64
Sun Hung Kai Properties, Ltd.	165,362	1,481
Unibail-Rodamco (ö)	7,928	1,128
Vornado Realty Trust (ö)(Ñ)	296,420	9,853
Washington Real Estate Investment Trust (ö)(Ñ)	125,320	2,168
Wereldhave NV (ö)	1,217	85
Wharf Holdings, Ltd.	36,000	91
Wihlborgs Fastigheter AB	1,234	14

		20,575

Free Standing Retail - 1.0%
National Retail Properties, Inc. (ö)(Ñ)	101,100	1,601
Realty Income Corp. (ö)(Ñ)	29,000	546

		2,147

Health Care - 14.6%
Cogdell Spencer, Inc. (ö)	41,300	211
HCP, Inc. (ö)	354,985	6,337
Health Care REIT, Inc. (ö)	177,977	5,444
LTC Properties, Inc. (ö)	21,950	385
Medical Properties Trust, Inc. (ö)(Ñ)	162,454	593
Nationwide Health Properties, Inc. (ö)	313,194	6,950
Omega Healthcare Investors, Inc. (ö)	211,850	2,983
Senior Housing Properties Trust (ö)	255,230	3,578
Ventas, Inc. (ö)(Ñ)	280,108	6,333

		32,814

Industrial - 5.1%
AMB Property Corp. (ö)(Ñ)	358,966	5,169
Ascendas Real Estate Investment Trust (Æ)(ö)	94,000	76
DCT Industrial Trust, Inc. (ö)	634,149	2,010
EastGroup Properties, Inc. (ö)	22,289	626
First Potomac Realty Trust (ö)	76,700	564

	Principal Amount ($) or Shares	Market Value $
ProLogis (ö)(Ñ)	446,990	2,905
ProLogis European Properties	39,133	71
Segro PLC (ö)	49,957	3

		11,424

Lodging/Resorts - 2.0%
Hospitality Properties Trust (ö)(Ñ)	13,750	165
Host Hotels & Resorts, Inc. (ö)(Ñ)	737,642	2,891
LaSalle Hotel Properties (ö)(Ñ)	111,700	652
Starwood Hotels & Resorts Worldwide, Inc. (Ñ)	52,800	671

		4,379

Manufactured Homes - 0.8%
Equity Lifestyle Properties, Inc. (ö)(Ñ)	47,072	1,793

Mixed Industrial/Office - 2.5%
Liberty Property Trust (ö)	244,016	4,622
PS Business Parks, Inc. (ö)	28,616	1,054

		5,676

Office - 10.9%
Alexandria Real Estate Equities, Inc. (ö)(Ñ)	52,782	1,921
Alstria Office REIT-AG (ö)	1,134	6
BioMed Realty Trust, Inc. (ö)	156,450	1,059
Boston Properties, Inc. (ö)(Ñ)	303,573	10,634
Brandywine Realty Trust (ö)	75,500	215
Brookfield Properties Corp. (Ñ)	214,589	1,232
Commonwealth Property Office Fund (ö)	182,336	115
Corporate Office Properties Trust SBI MD (ö)(Ñ)	31,723	788
Douglas Emmett, Inc. (ö)(Ñ)	101,850	753
Great Portland Estates PLC (ö)	35,521	124
Highwoods Properties, Inc. (ö)	57,834	1,239
Hongkong Land Holdings, Ltd.	121,300	277
HRPT Properties Trust (ö)	159,400	508
ICADE (ö)	3,460	245
Japan Prime Realty Investment Corp. Class A (ö)	38	71
Japan Real Estate Investment Corp. Class A (ö)	20	154
Kilroy Realty Corp. (ö)(Ñ)	112,550	1,935
Mack-Cali Realty Corp. (ö)	69,866	1,384
Nippon Building Fund, Inc. Class A (ö)	26	225
Nomura Real Estate Office Fund, Inc. Class A (ö)	18	101
NTT Urban Development Corp.	173	139
PSP Swiss Property AG (Æ)	4,093	173
SL Green Realty Corp. (ö)(Ñ)	110,700	1,196

		24,494

Regional Malls - 9.4%
Aeon Mall Co., Ltd.	12,100	155
Macerich Co. (The) (ö)(Ñ)	162,160	1,015
Simon Property Group, Inc. (ö)	525,629	18,208
Taubman Centers, Inc. (ö)(Ñ)	38,300	653
Westfield Group (ö)	150,945	1,053

		21,084

50	Real Estate Securities Fund

Russell Investment Funds

Real Estate Securities Fund

Schedule of Investments, continued — March 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Residential - 16.3%
American Campus Communities, Inc. (ö)(Ñ)	116,363	2,020
Apartment Investment & Management Co. Class A (ö)	25,871	142
AvalonBay Communities, Inc. (ö)(Ñ)	220,186	10,362
Boardwalk Real Estate Investment Trust (ö)	5,543	114
BRE Properties, Inc. Class A (ö)	24,550	482
Camden Property Trust (ö)(Ñ)	291,940	6,300
Canadian Apartment Properties REIT (ö)	4,373	43
China Overseas Land & Investment, Ltd.	307,200	481
China Resources Land, Ltd.	171,000	264
Country Garden Holdings Co.	511,000	134
Equity Residential (ö)	585,436	10,743
Essex Property Trust, Inc. (ö)(Ñ)	53,400	3,062
Home Properties, Inc. (ö)(Ñ)	28,163	863
Mid-America Apartment Communities, Inc. (ö)	32,719	1,009
UDR, Inc. (ö)(Ñ)	72,167	621

		36,640

Self Storage - 6.2%
Extra Space Storage, Inc. (ö)(Ñ)	275,400	1,518
Public Storage (ö)(Ñ)	225,738	12,472

		13,990

Shopping Centers - 9.1%
Acadia Realty Trust (ö)	49,169	522
Alexander’s, Inc. (ö)	150	26
CapitaMall Trust (Æ)(ö)	96,600	84
Corio NV (ö)	6,212	257
Developers Diversified Realty Corp. (ö)(Ñ)	64,100	136
Federal Realty Investment Trust (ö)(Ñ)	192,796	8,869
First Capital Realty, Inc.	3,371	40
Hammerson PLC (ö)	84,013	309
Japan Retail Fund Investment Corp. Class A (ö)	17	65
Kimco Realty Corp. (ö)(Ñ)	137,300	1,046
Kite Realty Group Trust (ö)	113,500	278
Link REIT (The) (ö)	148,628	293
Mercialys SA (ö)	12	—
Primaris Retail Real Estate Investment Trust (ö)	6,720	48
Regency Centers Corp. (ö)(Ñ)	272,648	7,244
Saul Centers, Inc. (ö)	9,300	214
Tanger Factory Outlet Centers (ö)(Ñ)	33,300	1,028

		20,459

Specialty - 8.0%
Digital Realty Trust, Inc. (ö)(Ñ)	237,774	7,889
DuPont Fabros Technology, Inc. (ö)	100,550	692
Entertainment Properties Trust (ö)(Ñ)	40,362	636

A portion of the portfolio has been fair valued as of period end.

	Principal Amount ($) or Shares	Market Value $
Plum Creek Timber Co., Inc. (ö)(Ñ)	207,561	6,034
Rayonier, Inc. (ö)	89,600	2,708

		17,959

Total Common Stocks (cost $311,551)		213,434

Short-Term Investments - 6.5%
Russell Investment Company Russell Money Market Fund (£)	14,607,000	14,607

Total Short-Term Investments (cost $14,607)		14,607

Other Securities - 36.4%
State Street Securities Lending Quality Trust (×)	86,143,200	81,766

Total Other Securities (cost $86,143)		81,766

Total Investments - 138.0% (identified cost $412,301)		309,807

Other Assets and Liabilities, Net - (38.0%)		(85,357)

Net Assets - 100.0%		224,450

See accompanying notes which are an integral part of the financial statements.

Real Estate Securities Fund	51

Russell Investment Funds

Real Estate Securities Fund

Schedule of Investments, continued — March 31, 2009 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	1	CAD	1	04/02/09	—
USD	2	CAD	3	04/02/09	—
USD	35	EUR	27	04/01/09	—
USD	5	HKD	37	04/01/09	—
USD	9	HKD	69	04/01/09	—
USD	14	HKD	107	04/01/09	—
USD	13	SGD	20	04/02/09	—
EUR	1	USD	1	04/01/09	—
EUR	1	USD	1	04/01/09	—
EUR	5	USD	7	04/01/09	—
EUR	21	USD	28	04/01/09	—
EUR	1	USD	1	04/02/09	—
EUR	2	USD	2	04/02/09	—
GBP	5	USD	6	04/01/09	—
GBP	75	USD	107	04/01/09	(1)
HKD	11	USD	1	04/01/09	—
JPY	1,198	USD	12	04/01/09	—
JPY	1,337	USD	14	04/01/09	—
JPY	1,793	USD	19	04/01/09	1
JPY	3,276	USD	34	04/01/09	1
JPY	4,574	USD	47	04/01/09	1
JPY	6,302	USD	65	04/01/09	1
JPY	974	USD	10	04/02/09	—
JPY	1,221	USD	12	04/02/09	—
JPY	1,726	USD	18	04/02/09	—
SEK	20	USD	2	04/01/09	—
SEK	34	USD	4	04/02/09	—
SGD	3	USD	2	04/01/09	—
SGD	13	USD	9	04/02/09	—
SGD	17	USD	11	04/02/09	—

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					3

See accompanying notes which are an integral part of the financial statements.

52	Real Estate Securities Fund

Russell Investment Funds

Notes to Schedules of Investments — March 31, 2009 (Unaudited)

Footnotes:

(Æ)	Nonincome-producing security.
(ö)	Real Estate Investment Trust (REIT).
(§)	All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(ž)	Rate noted is yield-to-maturity from date of acquisition.
(ç)	At amortized cost, which approximates market.
(Ê)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(Ï)	Forward commitment.
(ƒ)	Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(µ)	Bond is insured by a guarantor.
(æ)	Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.
(Ø)	In default.
(ß)	Illiquid security.
(×)	The security is purchased with the cash collateral from the securities loaned.
(Ñ)	All or a portion of the shares of this security are on loan.
(Þ)	Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(Å)	Illiquid and restricted security.
(å)	Currency balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.
(£)	A portion of this asset has been segregated to cover the liability caused by the valuation of the SLQT.

Abbreviations:

144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.

ADR - American Depositary Receipt

ADS - American Depositary Share

BBSW - Australian Bank Bill Short Term Rate

CIBOR - Copenhagen Interbank Offered Rate

CME - Chicago Mercantile Exchange

CMO - Collateralized Mortgage Obligation

CVO - Contingent Value Obligation

EURIBOR - Euro Interbank Offered Rate

FDIC - Federal Deposit Insurance Company

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

NIBOR - Norwegian Interbank Offered Rate

PIK - Payment in Kind

REMIC - Real Estate Mortgage Investment Conduit

STRIP - Separate Trading of Registered Interest and Principal of Securities

TBA - To Be Announced Security

SLQT - Securities Lending Quality Trust

Foreign Currency Abbreviations:

ARS - Argentine peso	HKD - Hong Kong dollar	PLN - Polish zloty
AUD - Australian dollar	HUF - Hungarian forint	RUB - Russian ruble
BRL - Brazilian real	IDR - Indonesian rupiah	SEK - Swedish krona
CAD - Canadian dollar	ILS - Israeli shekel	SGD - Singapore dollar
CHF - Swiss franc	INR - Indian rupee	SKK - Slovakian koruna
CLP - Chilean peso	JPY - Japanese yen	THB - Thai baht
CNY - Chinese renminbi yuan	KES - Kenyan schilling	TRY - Turkish lira
COP - Colombian peso	KRW - South Korean won	TWD - Taiwanese dollar
CRC - Costa Rica colon	MXN - Mexican peso	USD - United States dollar
CZK - Czech koruna	MYR - Malaysian ringgit	VEB - Venezuelan bolivar
DKK - Danish krone	NOK - Norweigian Krone	VND - Vietnamese dong
EGP - Egyptian pound	NZD - New Zealand dollar	ZAR - South African rand
EUR - Euro	PEN - Peruvian nouveau sol
GBP - British pound sterling	PHP - Philippine peso

Notes to Schedules of Investments	53

Russell Investment Funds

Notes to Quarterly Report — March 31, 2009 (Unaudited)

1.	Organization

Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with nine different investment portfolios referred to as Funds. This Quarterly Report reports on five of these Funds (each a “Fund” and collectively the “Funds”). The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended and restated master trust agreement dated October 1, 2008. The Investment Company’s master trust agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

Russell Investment Management Company (“RIMCo”) is the Funds’ adviser and Russell Fund Services Company (“RFSC”), a wholly-owned subsidiary of RIMCo, is the Funds’ administrator and transfer agent.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with accounting principles generally accepted in the United Sates of America (“GAAP”) for investment companies. The presentation of these schedules of investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Funds value portfolio securities according to Board-approved securities valuation procedures and pricing services which include market value procedures, fair value procedures and a description of the pricing services used by the Funds. Debt obligation securities maturing within 60 days of the time of purchase are priced using the amortized cost method of valuation, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the securities valuation procedures to RFSC.

Ordinarily, the Funds value each portfolio security based on market quotations provided by pricing services or alternative pricing services or dealers (when permitted by the market value procedures). Generally, Fund securities are valued at the close of the market on which they are traded as follows:

•	U.S. listed equities, equity and fixed income options and rights/warrants: Last sale price; last bid price if no last sale price.

•	U.S. over-the-counter equities: Official closing price; last bid price if no closing price.

•	Listed ADRs/GDRs: Last sale price; last bid price if no last sale price.

•	Municipal bonds, U.S. bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price.

•	Futures: Settlement price.

•	Bank loans and forwards: Mean between bid and asking price.

•	Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the New York Stock Exchange, whichever is earlier;

•

The value of swap agreements is equal to the Funds’ obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

•

Equity securities traded on a national foreign securities exchange or a foreign over the counter market are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price of the primary exchange on which the security is traded.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security’s fair value, as determined in accordance with the fair value procedures. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes reflects fair value. The fair value procedures may involve subjective judgments as to the fair value of securities. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using normal pricing methods. Fair value pricing could also cause discrepancies between the daily movement of the value of Fund shares and the daily movement of the benchmark index if the index is valued using another pricing method.

54	Notes to Quarterly Report

Russell Investment Funds

Notes to Quarterly Report, continued — March 31, 2009 (Unaudited)

This policy is intended to assure that the Funds’ net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Fund shares is determined may be reflected in the calculation of net asset values for each applicable Fund when the Funds deem that the particular event or circumstance would materially affect such Fund’s net asset value. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Funds that invest in low-rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the U.S. securities market (defined in the fair value procedures as the movement by a single major U.S. Index greater than a certain percentage) or other significant event; foreign market holidays if on a daily basis, Fund exposure exceeds 20% in aggregate (all closed markets combined); a company development; a natural disaster; or an armed conflict.

Because foreign securities can trade on non-business days, the net asset value of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

The Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs used in valuing the Funds’ investments for the period ended March 31, 2009 were as follows:

	Multi-Style Equity Fund		Aggressive Equity Fund		Non-U.S. Fund		Core Bond Fund		Real Estate Securities Fund
	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*

Level 1	$258,088,533	$1,908,222	$104,490,437	$956,712	$32,010,376	$1,443,273	$19,521,041	$1,597,974	$214,878,521	$2,715
Level 2	39,145,333	—	44,964,385	—	197,439,525	763,364	417,648,694	(988,063)	94,928,119	—
Level 3	—	—	1,151	—	24,504	—	1,116,358	(269,588)	—	—

	$297,233,866	$1,908,222	$149,455,973	$956,712	$229,474,405	$2,206,636	$438,286,093	$340,323	$309,806,640	$2,715

*	Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instruments.

Notes to Quarterly Report	55

Russell Investment Funds

Notes to Quarterly Report, continued — March 31, 2009 (Unaudited)

A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ending March 31, 2009 were as follows:

	Aggressive Equity Fund	Non-U.S. Fund	Core Bond Fund

Balance as of 01/01/09	$1,070,925	$1,273,299	$3,783,753
Accrued discounts/(premiums)	—	—	34,291
Realized gain/(loss)	(2,523,317)	(173,447)	(32,220)
Net change in unrealized appreciation/(depreciation) from investments still held as of 03/31/09	(768,042)	(201,425)	(153,330)
Net purchases (sales)	2,221,585	(515,367)	(471,936)
Net transfers in and/or out of Level 3	—	(358,556)	(2,313,789)

Balance as of 03/31/09	$1,151	$24,504	$846,769

In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years or interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statements disclosures.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date. Interest income is recorded daily on the accrual basis. The Core Bond Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as part of interest income. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

Foreign Currency Translations

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

(a)	Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b)	Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Non-U.S. Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at year-end, as a result of changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Derivatives

To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds’ Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting its investment strategies.

56	Notes to Quarterly Report

Russell Investment Funds

Notes to Quarterly Report, continued — March 31, 2009 (Unaudited)

The Funds typically use derivatives in three ways: exposing cash reserves to markets, hedging and return enhancement. The Funds, other than the Real Estate Securities Fund, may pursue their strategy to be fully invested by exposing cash reserves to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though their cash reserves were actually invested in those markets. Hedging is also used by some Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

Foreign Currency Exchange Contracts

In connection with investment transactions consistent with the Funds’ investment objective and strategies, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“contracts”). From time to time the Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions.

Forward Commitments

Certain Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with a Fund’s ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund’s records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

Loan Agreements

The Core Bond Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. For the period ended March 31, 2009, there were no unfunded loan commitments in the Core Bond Fund.

Options

The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to equitize liquidity reserve balances.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is

Notes to Quarterly Report	57

Russell Investment Funds

Notes to Quarterly Report, continued — March 31, 2009 (Unaudited)

extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

A Fund may enter into a swaption (swap option). In a swaption, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Unrealized gains/losses on swaptions are reflected in investment assets and investment liabilities.

Futures Contracts

The Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts) to a limited extent. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. As of March 31, 2009, the Funds had cash collateral balances in connection with futures contracts purchased (sold) as follows:

Cash Collateral

Multi-Style Equity Fund	$3,900,000
Aggressive Equity Fund	1,700,000
Non-U.S. Fund	6,553,900
Core Bond Fund	930,200

Swap Agreements

The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

Certain Funds may enter into several different types of agreements including interest rate, credit default and currency swaps. The Funds may enter into index swap agreements as an additional hedging strategy for cash reserves held by those Funds or to effect investment transactions consistent with those objectives and strategies. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed payment per period for a payment that is not fixed. Currency swaps are an agreement where two parties exchange specified amounts of different currencies which are followed by a series of interest payments that are exchanged based on the principal cash flow. At maturity the principal amounts are exchanged back. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on their obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments.

The Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date. The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be segregated. To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such interest rate swaps, accrued on a

58	Notes to Quarterly Report

Russell Investment Funds

Notes to Quarterly Report, continued — March 31, 2009 (Unaudited)

daily basis. The Funds will not enter into any swaps unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in the highest rating category of at least one nationally recognized rating organization at the time of entering into such transaction. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become more liquid.

A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt. The market for swap agreements is largely unregulated. The Funds will only enter into swap agreements with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Funds’ repurchase agreement guidelines.

As of March 31, 2009, the Core Bond Fund had a cash collateral balance of $831,230 in connection with swaps contracts purchased (sold).

Credit Default Swaps

FASB issued FASB Staff Position (“FSP”) No. 133-1 and 45-4 “Disclosures about Credit Derivatives and Certain Guarantees” which requires enhanced disclosure about the Funds’ credit derivatives. Management adopted FSP No. 133-1 and 45-4 on December 31, 2008.

The Core Bond Fund may enter into credit default swaps. A credit default swap can refer to corporate issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. The Fund may act as either the buyer or the seller of a credit default swap. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, if there is instability in the market, there is a risk that the Core Bond Fund may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Core Bond Fund may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. The market for credit default swap agreements is largely unregulated. In an unhedged credit default swap, the Fund enters into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the Fund to acquire or reduce credit exposure to a particular issuer, asset or basket of assets.

As the seller in a credit default swap, the Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event); the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller, the Fund would effectively add leverage to its portfolio because in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.

The Fund may also purchase credit default swap contracts in order to offset the risk of default of debt securities held in its portfolio, in which case the Fund would function as the counterparty referenced in the preceding paragraph.

Credit default swap agreements on corporate issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other write-down or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or other defined credit events).

Notes to Quarterly Report	59

Russell Investment Funds

Notes to Quarterly Report, continued — March 31, 2009 (Unaudited)

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. Traders may use credit-default swaps on indices to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of March 31, 2009 for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of credit default swap, the Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

If the creditworthiness of the Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Fund will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Fund will be able to do so, the Fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The Fund may have limited ability to eliminate its exposure under a credit default swap if the credit of the reference entity or underlying asset has declined.

Swap agreements generally are entered into by “eligible participants” and in compliance with certain other criteria necessary to render them excluded from regulation under the Commodity Exchange Act (“CEA”) and, therefore not subject to regulation as futures or commodity option transactions under the CEA.

Interest Rate Swaps

The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a money manager using this technique is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of a Fund would diminish compared to what it would have been if this investment technique were not used.

Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds are contractually obligated to make. If the other party to an interest rate swap defaults, the Funds’ risk of loss consists of the net amount of interest payments

60	Notes to Quarterly Report

Russell Investment Funds

Notes to Quarterly Report, continued — March 31, 2009 (Unaudited)

that the Funds are contractually entitled to receive. Since interest rate swaps are individually negotiated, the Funds expect to achieve an acceptable degree of correlation between their rights to receive interest on their portfolio securities and their rights and obligations to receive and pay interest pursuant to interest rate swaps.

Index Swaps

Certain Funds may enter into index swap agreements as an additional hedging strategy for cash reserves held by those Funds or to effect investment transactions consistent with these Funds’ investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e. a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

Investments in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

Repurchase Agreements

The Core Bond Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which the Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally the next business day). The resale price reflects an agreed upon interest rate effective for the period the security is held by the Fund and is unrelated to the interest rate on the security. The securities acquired by the Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. In addition, RIMCo will monitor the Fund’s repurchase agreement transactions generally and will evaluate the credit worthiness of any bank, broker or dealer party to a repurchase agreement with the Fund. A Fund will not invest more than 15% (10% in the case of the Russell Money Market Fund) of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.

Mortgage-Related and Other Asset-Backed Securities

The Core Bond Fund may invest in mortgage or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The quality and value of the underlying assets may decline, or default. This has become an increasing risk for collateral related to sub-prime, Alt-A and non-conforming mortgage loans, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time the Fund receives the payments for reinvestment.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Notes to Quarterly Report	61

Russell Investment Funds

Notes to Quarterly Report, continued — March 31, 2009 (Unaudited)

Through its investments in MBS, including those that are issued by private issuers, the Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Private issuers include commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-governmental MBS may offer higher yields than those issue by government entities, but also may be subject to greater price changes than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refers to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or non-conforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike MBS issued or guaranteed by the U.S. government or a government sponsored entity (e.g., Fannie Mae (the Federal National Mortgage Association) and Freddie Mac (the Federal Home Loan Mortgage Corporation)), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgages loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgage that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Asset-backed securities may include MBS, loans, receivables or other assets. The value of the Fund’s asset-backed securities may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying asset-backed securities have become an increasing risk for asset-backed securities that are secured by home-equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

Asset-backed securities (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two

62	Notes to Quarterly Report

Russell Investment Funds

Notes to Quarterly Report, continued — March 31, 2009 (Unaudited)

categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require the Fund to dispose of any then existing holdings of such securities.

To be announced (“TBA) is a forward mortgage-backed securities trade. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. As of March 31, 2009, the Core Bond Fund had no cash collateral balances in connection with TBAs.

Inflation-Indexed Bonds

The Core Bond Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation.

Guarantees

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market and Credit Risk

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the assets recorded in the financial statements (The “Assets”). Assets which potentially expose the Funds to credit risk consist principally of cash due from counterparties and investments. On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc., among other Lehman subsidiaries, filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding. The court overseeing the Lehman Brothers Inc. case has set a claims filing deadline of January 30, 2009 for all customer claims and June 1, 2009 for all general creditor claims related to Lehman Brothers Inc. To the extent that the Funds held accounts with Lehman Brothers Inc., the Funds filed the appropriate customer claims on January 29, 2009. No claims filing deadline has been set with respect to any other Lehman Brothers entity.

The Core Bond Fund and Non-U.S. Fund had direct holdings swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuers or counterparties at the time the relevant Lehman Brothers entities filed for protection or were placed in administration. The direct holdings associated with Lehman Brothers have been written down to their estimated recoverable values. Unrealized gain on foreign exchange swaps or other derivatives transactions have been written down to zero.

RIMCo or the Funds’ Money Managers have delivered notices of default and early termination to the relevant Lehman Brothers entities where required. For transactions with Lehman Brothers counterparties, RIMCo or the Funds’ Money Managers have terminated trades, obtained quotations from brokers for replacement trades and, where deemed appropriate, re-opened positions with new counterparties.

Notes to Quarterly Report	63

Russell Investment Funds

Notes to Quarterly Report, continued — March 31, 2009 (Unaudited)

3.	Investment Transactions

Written Options Contracts

Transactions in written options contracts for the period ended March 31, 2009 were as follows:

	Core Bond
	Number of Contracts	Premiums Received

Outstanding December 31, 2008	59	$579,985
Opened	36	47,918
Closed	(12)	(542,982)
Expired	(56)	(24,209)

Outstanding March 31, 2009	27	$60,712

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of each Fund’s total assets. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral is invested by the securities lending agent, State Street Corporation (“State Street”), in short-term instruments, money market mutual funds and other short-term investments that meet certain quality and diversification requirements. Cash collateral invested in money market funds is included in the Schedule of Investments.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for Non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

The Funds that participate in securities lending have cash collateral invested in the State Street Securities Lending Quality Trust Fund (“SLQT”). The short-term portfolio instruments held by SLQT are valued on the basis of amortized cost. Issuances and redemptions of interests in SLQT are made on each business day (“valuation date”). Currently, interests in SLQT are purchased and redeemed at a constant net asset value of $1.00 per unit for daily operational liquidity purposes, although redemptions for certain other purposes may be in-kind. In the event that a significant disparity develops between the net asset value based on amortized cost and the market based net asset value of SLQT, the Trustee of SLQT may determine that continued redemption at a constant $1.00 net asset value would create inequitable results for the SLQT’s interest holders. In these circumstances, the Trustee of SLQT, in its sole discretion and acting on behalf of the SLQT interest holders, may direct that interests be redeemed at the market-based net asset value until such time as the disparity between the market-based and the constant net asset value per unit is deemed to be insignificant.

At March 31, 2009, the SLQT Fund was transacting at its amortized cost value of $1.00 per unit for daily operational liquidity purposes. The SLQT’s market value per unit is lower than its amortized cost value per unit. Effective February 10, 2009, the Funds began valuing the units of SLQT for purposes of the Funds’ daily valuation calculation at the unit’s market value rather than the unit’s amortized cost value.

As of March 31, 2009, the non-cash collateral received for the securities on loan in the following funds was:

Funds	Non-Cash Collateral Value	Non-Cash Collateral Holding

Multi-Style Equity	$71,509	Pool of US Government Securities and Corporate Bonds
Aggressive Equity	74,778	Pool of US Government Securities and Corporate Bonds
Non-U.S.	58,554	Pool of US Government Securities and Corporate Bonds

64	Notes to Quarterly Report

Russell Investment Funds

Notes to Quarterly Report, continued — March 31, 2009 (Unaudited)

4. Related Party Transactions

The Investment Company Funds are permitted to invest their cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the RIC Russell Money Market Fund. As of March 31, 2009, $71,333,000 represents Investment Company Funds in the RIC Russell Money Market Fund. RIC is a registered investment company that employs the same investment adviser as the Investment Company.

5.	Federal Income Taxes

At March 31, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Multi-Style Equity Fund	Aggressive Equity Fund	Non-U.S. Fund	Core Bond Fund	Real Estate Securities Fund

Cost of Investments	$373,941,497	$180,579,224	$310,618,838	$480,215,830	$463,745,345

Unrealized Appreciation	$15,254,858	$6,142,297	$5,234,075	$13,978,197	$9,677,280
Unrealized Depreciation	(91,962,489)	(37,265,548)	(86,378,508)	(55,897,934)	(163,615,985)

Unrealized Appreciation (Depreciation)	$(76,707,631)	$(31,123,251)	$(81,144,433)	$(41,919,737)	$(153,938,705)

6.	Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. This limitation is applied at the time of purchase. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

The following table lists restricted securities held by a Fund that are illiquid. The following table does not include (1) securities deemed liquid by RIMCo or a money manager pursuant to Board approved policies and procedures or (2) illiquid securities that are not restricted securities as designated on the Fund’s Schedule of Investments.

Fund - % of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares		Cost per Unit $	Cost (000) $	Market Value (000) $

Core Bond Fund - 1.6%
Adam Aircraft Industries	02/13/08		55,855	99.05	55	3
Americo Life, Inc.	12/12/06		75,000	102.07	77	49
Apidos CDO	01/29/09		500,000	70.25	351	328
ARES CLO Funds	12/04/08		935,000	72.75	680	703
Ballyrock CDO, Ltd.	02/13/08		1,000,000	80.04	800	749
Black Diamond CLO, Ltd.	09/11/08		1,000,000	88.02	830	665
BNP Paribas Capital Trust	06/01/06		450,000	112.14	505	203
Bombardier, Inc.	11/10/06	EUR	125,000	128.47	161	108
Catlin Insurance Co., Ltd.	01/11/07		100,000	100.00	100	27
CIT Mortgage Loan Trust	10/05/07		301,811	100.00	302	226
CIT Mortgage Loan Trust	10/05/07		130,000	100.00	130	39
CIT Mortgage Loan Trust	10/05/07		180,000	100.00	180	49
DG Funding Trust	11/04/03		49	10,537.12	516	489
Loomis Sayles CBO	12/17/08		1,500,000	66.81	1,002	945
Symetra Financial Corp.	06/26/06		150,000	98.47	148	116
WEA Finance LLC/ WCI Finance LLC	04/01/05		125,000	99.84	125	104

						4,803

Illiquid securities and restricted securities may be priced by the funds using fair value procedures approved by the Board.

Notes to Quarterly Report	65

Russell Investment Funds

Shareholder Requests for Additional Information — March 31, 2009 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each year. These reports are available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIF’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

If possible, depending on contract owner registration and address information, and unless you have otherwise opted out, only one copy of the RIF prospectus and each annual and semi-annual report will be sent to contract owners at the same address. If you would like to receive a separate copy of these documents, please contact your Insurance Company. If you currently receive multiple copies of the prospectus, annual report and semi-annual report and would like to request to receive a single copy of these documents in the future, please call your Insurance Company.

Some Insurance Companies may offer electronic delivery of the Funds’ prospectus and annual and semiannual reports. Please contact your Insurance Company for further details.

66	Shareholder Requests for Additional Information

Russell Investment Funds	909 A Street	800-787-7354
	Tacoma, Washington 98402	Fax: 253-591-3495
www.russell.com

2009 QUARTERLY REPORT

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

MARCH 31, 2009

FUND

Moderate Strategy Fund

Balanced Strategy Fund

Growth Strategy Fund

Equity Growth Strategy Fund

Russell Investment Funds

Russell Investment Funds is a series investment company with nine different investment portfolios referred to as Funds. This Quarterly Report reports on four of these Funds.

Russell Investment Funds

LifePoints® Funds

Variable Target Portfolio Series

Quarterly Report

March 31, 2009 (Unaudited)

Russell Investment Funds - LifePoints® Funds Variable Target Portfolio Series

Copyright© Russell Investments 2009. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities products and services offered through Russell Financial Services, Inc. (effective June 2, 2008, the name changed from Russell Fund Distributors, Inc.), member FINRA, part of Russell Investments.

Russell Investment Funds

Moderate Strategy Fund

Schedule of Investments — March 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Funds (“RIF”) and Russell Investment Company (“RIC”) Series Mutual Funds

Bonds - 59.5%
RIF Core Bond Fund	1,132,252	10,462

Domestic Equities - 26.5%
RIF Aggressive Equity Fund	85,611	541
RIF Multi-Style Equity Fund	217,441	1,785
RIF Real Estate Securities Fund	83,598	545
RIC Russell U.S. Quantitative Equity Fund	95,467	1,780

		4,651

International Equities - 14.0%
RlF Non-U.S. Fund	247,425	1,581
RIC Russell Emerging Markets Fund	36,671	358
RIC Russell Global Equity Fund	101,924	530

		2,469

Total Investments - 100.0% (identified cost $21,940)		17,582

Other Assets and Liabilities, Net - (0.0%)		(8)

Net Assets - 100.0%		17,574

See accompanying notes which are an integral part of the financial statements.

Moderate Strategy Fund	3

Russell Investment Funds

Balanced Strategy Fund

Schedule of Investments — March 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Funds (“RIF”) and Russell Investment Company (“RIC”) Series Mutual Funds

Bonds - 39.6%
RIF Core Bond Fund	2,449,414	22,633

Domestic Equities - 39.2%
RIF Aggressive Equity Fund	363,107	2,295
RIF Multi-Style Equity Fund	1,058,410	8,690
RIF Real Estate Securities Fund	441,795	2,880
RIC Russell U.S. Quantitative Equity Fund	458,176	8,540

		22,405

International Equities - 21.2%
RIF Non-U.S. Fund	1,250,294	7,989
RIC Russell Emerging Markets Fund	184,719	1,803
RIC Russell Global Equity Fund	441,555	2,296

		12,088

Total Investments - 100.0% (identified cost $80,783)		57,126

Other Assets and Liabilities, Net - (0.0%)		(14)

Net Assets - 100.0%		57,112

See accompanying notes which are an integral part of the financial statements.

4	Balanced Strategy Fund

Russell Investment Funds

Growth Strategy Fund

Schedule of Investments — March 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Funds (“RIF”) and Russell Investment Company (“RIC”) Series Mutual Funds

Bonds - 19.9%
RIF Core Bond Fund	716,541	6,621

Domestic Equities - 53.2%
RIF Aggressive Equity Fund	322,191	2,036
RIF Multi-Style Equity Fund	855,124	7,020
RIF Real Estate Securities Fund	306,863	2,001
RIC Russell U.S. Quantitative Equity Fund	357,767	6,669

		17,726

International Equities - 26.9%
RIF Non-U.S. Fund	881,433	5,632
RIC Russell Emerging Markets Fund	138,138	1,348
RIC Russell Global Equity Fund	382,976	1,992

		8,972

Total Investments - 100.0% (identified cost $53,889)		33,319

Other Assets and Liabilities, Net - (0.0%)		(8)

Net Assets - 100.0%		33,311

See accompanying notes which are an integral part of the financial statements.

Growth Strategy Fund	5

Russell Investment Funds

Equity Growth Strategy Fund

Schedule of Investments — March 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.1%
Other Russell Investment Funds (“RIF”) and Russell Investment Company (“RIC”) Series Mutual Funds

Domestic Equities - 65.4%
RIF Aggressive Equity Fund	129,775	820
RIF Multi-Style Equity Fund	366,158	3,006
RIF Real Estate Securities Fund	125,455	818
RIC U.S. Quantitative Equity Fund	155,198	2,893

		7,537

International Equities - 34.7%
RIF Non-U.S. Fund	410,858	2,626
RIC Russell Emerging Markets Fund	59,129	577
RIC Russell Global Equity Fund	154,293	802

		4,005

Total Investments - 100.1% (identified cost $19,580)		11,542

Other Assets and Liabilities, Net - (0.1%)		(8)

Net Assets - 100.0%		11,534

See accompanying notes which are an integral part of the financial statements.

6	Equity Growth Strategy Fund

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report — March 31, 2009 (Unaudited)

1.	Organization

Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with nine different investment portfolios referred to as Funds. This Quarterly Report reports on four of these Funds (each a “Fund” and collectively the “Funds”). The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended and restated master trust agreement dated October 1, 2008. The Investment Company’s master trust agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

Russell Investment Management Company (“RIMCo”) is the Funds’ adviser and Russell Fund Services Company (“RFSC”), a wholly-owned subsidiary of RIMCo, is the Funds’ administrator and transfer agent.

The Funds seek to achieve their objective by investing in a combination of Russell Investment Company (“RIC”) funds and other of the Investment Company’s funds (the “Underlying Funds”) as set forth in the table below. RIMCo may modify the target asset allocation for any Fund and/or the Underlying Funds in which the Funds invest. From time to time, each Fund may adjust its investments within the ranges below based on RIMCo’s outlook for the economy, financial markets generally and relative market valuation of the asset classes represented by each Underlying Fund. Additionally, each Fund may deviate from the ranges when, in RIMCo’s opinion, it is necessary to do so to pursue the Fund’s investment objective. In the future, the Funds may also invest in other funds which are not currently Underlying Funds.

Asset Allocation Targets as of April 30, 2008
Asset Class/Underlying Funds	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund

Bonds
RIF Core Bond Fund	55-65%	35-45%	15-25%	0%
Domestic Equities
RIF Aggressive Equity Fund	0-8	0-9	1-11	2-12
RIF Multi-Style Equity Fund	5-15	10-20	16-26	21-31
RIF Real Estate Securities Fund	0-8	0-10	1-11	2-12
RIC Russell U.S. Quantitative Equity Fund	5-15	10-20	15-25	20-30
International Equities
RIF Non-U.S. Fund	4-14	9-19	12-22	18-28
RIC Russell Emerging Markets Fund	0-7	0-8	0-9	0-10
RIC Russell Global Equity Fund	0-8	0-9	1-11	2-12

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with accounting principles generally accepted in the United Sates of America (“GAAP”) for investment companies. The presentation of these schedules of investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Funds value their portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund.

The Underlying Funds value portfolio securities according to Board-approved securities valuation procedures and pricing services which include market value procedures, fair value procedures and a description of the pricing services used by the Underlying Funds. Money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days at the time of purchase, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the securities valuation procedures to RFSC.

Ordinarily, the Underlying Funds value each portfolio security based on market quotations provided by pricing services or alternative pricing services or dealers (when permitted by the market value procedures). Generally, Underlying Fund securities are valued at the close of the market on which they are traded as follows:

•	U.S. listed equities, equity and fixed income options and rights/warrants: Last sale price; last bid price if no last sale price.

Notes to Quarterly Report	7

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report, continued — March 31, 2009 (Unaudited)

•	U.S. over-the-counter equities: Official closing price; last bid price if no closing price.

•	Listed ADRs/GDRs: Last sale price; last bid price if no last sale price.

•	Municipal bonds, U.S. bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price.

•	Futures: Settlement price.

•	Bank loans and forwards: mean between bid and asking price.

•	Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the New York Stock Exchange, whichever is earlier.

•

The value of swap agreements is equal to the Funds’ obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

•

Equity securities traded on a national foreign securities exchange or a foreign over the counter market are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price of the primary exchange on which the security is traded.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Underlying Funds will use the security’s fair value, as determined in accordance with the fair value procedures. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market on which they are traded, but rather may be priced by another method that the Board believes reflects fair value. The fair value procedures may involve subjective judgments as to the fair value of securities. The use of fair value pricing by an Underlying Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using normal pricing methods. Fair value pricing could also cause discrepancies between the daily movement of the value of Underlying Fund shares and daily movement of the benchmark index if the index is valued using another pricing method.

This policy is intended to assure that the Underlying Funds’ net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Underlying Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Underlying Fund shares is determined may be reflected in the calculation of net asset values for each applicable Underlying Fund (and each Fund which invests in such Underlying Fund) when the Underlying Funds deem that the particular event or circumstance would materially affect such Underlying Fund’s net asset value. Underlying Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Underlying Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Underlying Funds that invest in low-rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the U.S. securities market (defined in the fair value procedures as the movement by a single major U.S. Index greater than a certain percentage) or other significant event; foreign market holidays if on a daily basis, Fund exposure exceeds 20% in aggregate (all closed markets combined); a company development; a natural disaster; or an armed conflict.

Because foreign securities can trade on non-business days, the net asset value of a Fund’s portfolio that includes an Underlying Fund which invests in foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

The Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

8	Notes to Quarterly Report

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report, continued — March 31, 2009 (Unaudited)

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs used in valuing the Funds’ investments for the period ended March 31, 2009, were as follows:

	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund
	Investments in Securities	Investments in Securities	Investments in Securities	Investments in Securities

Level 1	$17,581,781	$57,126,183	$33,319,226	$11,541,996
Level 2	—	—	—	—
Level 3	—	—	—	—

	$17,581,781	$57,126,183	$33,319,226	$11,541,996

As of March 31, 2009, there were no Level 3 securities held by the Funds.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost.

Investment Income

Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

Guarantees

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.	Federal Income Taxes

At March 31, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund

Cost of Investments for Tax Purposes	$23,740,425	$84,298,870	$54,696,382	$21,543,496

Unrealized Appreciation	$—	$—	$—	$—
Unrealized Depreciation	(6,158,644)	(27,172,687)	(21,377,156)	(10,001,500)

Net Tax Unrealized Appreciation (Depreciation)	$(6,158,644)	$(27,172,687)	$(21,377,156)	$(10,001,500)

Notes to Quarterly Report	9

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Shareholder Requests for Additional Information — March 31, 2009 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIF’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

Financial Statements of the Underlying Funds can be obtained at no charge by calling the Funds at (800) 787-7354.

If possible, depending on contract owner registration and address information, and unless you have otherwise opted out, only one copy of the RIF prospectus and each annual and semi-annual report will be sent to contract owners at the same address. If you would like to receive a separate copy of these documents, please contact your Insurance Company. If you currently receive multiple copies of the prospectus, annual report and semi-annual report and would like to request to receive a single copy of these documents in the future, please call your Insurance Company.

Some Insurance Companies may offer electronic delivery of the Funds’ prospectus and annual and semiannual reports. Please contact your Insurance Company for further details.

10	Shareholder Requests for Additional Information

Russell Investment Funds	909 A Street	800-787-7354
	Tacoma, Washington 98402	Fax: 253-591-3495
www.russell.com

Item 2.	Controls and Procedures

(a) Registrant’s principal executive officer and principal financial officer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Exchange Act as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no material changes in Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Funds

By:	/s/ Greg J. Stark
Greg J. Stark
Principal Executive Officer and Chief Executive Officer

Date:	May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Greg J. Stark
Greg J. Stark
Principal Executive Officer and Chief Executive Officer

Date:	May 28, 2009

By:	/s/ Mark E. Swanson
Mark E. Swanson
Principal Financial Officer, Principal Accounting Officer and Treasurer

Date:	May 28, 2009